Variable Annuity-2 Series

Account of Great-West Life &

Annuity Insurance

Company of New York

Financial Statements as of and for the year
ended December 31, 2021 and Report of
Independent Registered Public Accounting
Firm

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

To the Contract Holders of Variable Annuity-2 Series Account and the Board of Directors of
Great-West Life & Annuity Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A that comprise Variable Annuity-2 Series Account (the Series Account) of Great-West Life & Annuity Insurance Company of New York as of December 31, 2021, the related statements of operations and changes in net assets for the year or periods then ended, and the related notes (collectively, the financial statements) and the financial highlights for the year or periods then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Series Account as of December 31, 2021, the results of its operations and changes in its net assets for the year or periods then ended, and the financial highlights for the year or periods then ended, in conformity with U.S. generally accepted accounting principles. The statements of changes in net assets for the year ended December 31, 2020 and financial highlights for each of the years in the four-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 3, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying mutual funds or their transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Great-West Life & Annuity Insurance Company of New York separate accounts since 2021.

Birmingham, Alabama
April 22, 2022

Appendix A

The investment divisions that comprise Variable Annuity-2 Series Account were audited according to varying periods as defined in the table below:

Investment Division	Statement of Assets and Liabilities	Statements of Operations and Changes in Net Assets
Alger Capital Appreciation Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Alger Large Cap Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Alger Mid Cap Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Alger Small Cap Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
ALPs Alerian Energy Infrastructure Portfolio	As of December 31, 2021	For the year ended December 31, 2021
ALPs Red Rocks Listed Private Equity Portfolio	As of December 31, 2021	For the year ended December 31, 2021
American Century Investments VP Inflation Protection Fund	As of December 31, 2021	For the year ended December 31, 2021
American Century Investments VP Mid Cap Value Fund	As of December 31, 2021	For the year ended December 31, 2021
American Century Investments VP Value Fund	As of December 31, 2021	For the year ended December 31, 2021
American Funds IS Blue Chip Income and Growth Fund	As of December 31, 2021	For the year ended December 31, 2021
American Funds IS Global Growth and Income Fund	As of December 31, 2021	For the year ended December 31, 2021
American Funds IS Growth Fund	As of December 31, 2021	For the year ended December 31, 2021
American Fund IS Growth-Income Fund	As of December 31, 2021	For the year ended December 31, 2021
American Funds IS International Fund	As of December 31, 2021	For the year ended December 31, 2021
American Funds IS New World Fund	As of December 31, 2021	For the year ended December 31, 2021
Blackrock 60/40 Target Allocation ETF VI Fund	As of December 31, 2021	For the period April 26, 2021 (commencement of operations) to December 31, 2021

Blackrock Global Allocation VI Fund	As of December 31, 2021	For the year ended December 31, 2021
BlackRock High Yield VI Fund	As of December 31, 2021	For the year ended December 31, 2021
BNY Mellon IP Technology Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
BNY Mellon Sustainable U.S. Equity Portfolio	As of December 31, 2021	For the year ended December 31, 2021
BNY Mellon VIF Growth and Income Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Clearbridge Variable Large Cap Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Clearbridge Variable Mid Cap Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Clearbridge Variable Small Cap Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Columbia Variable Portfolio -Seligman Global Technology Fund	As of December 31, 2021	For the year ended December 31, 2021
Columbia Variable Portfolio – Strategic Income Fund	As of December 31, 2021	For the year ended December 31, 2021
Delaware VIP Emerging Markets Series	As of December 31, 2021	For the year ended December 31, 2021
Delaware VIP International Series	As of December 31, 2021	For the year ended December 31, 2021
Delaware VIP REIT Series	As of December 31, 2021	For the year ended December 31, 2021
Delaware VIP Small Cap Value Series	As of December 31, 2021	For the year ended December 31, 2021
Dimensional VA Equity Allocation Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Dimensional VA Global Moderate Allocation Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Dimensional VA International Value Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Dimensional VA International Small Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Dimensional VA US Large Value Portfolio	As of December 31, 2021	For the year ended December 31, 2021

Dimensional VA US Targeted Value Portfolio	As of December 31, 2021	For the year ended December 31, 2021
DWS Capital Growth VIP	As of December 31, 2021	For the year ended December 31, 2021
Eaton Vance VT Floating-Rate Income Fund	As of December 31, 2021	For the year ended December 31, 2021
Federated Hermes High Income Bond Fund II	As of December 31, 2021	For the year ended December 31, 2021
Fidelity VIP Asset Manager Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Fidelity VIP Balanced Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Fidelity VIP Contrafund Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Fidelity VIP Government Money Market Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Fidelity VIP Growth Opportunities Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Fidelity VIP Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Fidelity VIP High Income Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Fidelity VIP Index 500 Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Fidelity VIP international Capital Appreciation Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Fidelity VIP Investment Grade Bond Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Fidelity VIP Overseas Portfolio	As of December 31, 2021	For the year ended December 31, 2021
First Trust/Dow Jones Dividend & Income Allocation Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Franklin Income VIP Fund	As of December 31, 2021	For the year ended December 31, 2021
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Goldman Sachs VIT US Equity Insights Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Aggressive Profile Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Ariel Mid Cap Value Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Bond Index Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Conservative Profile Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Conservative Profile Fund Class L	As of December 31, 2021	For the year ended December 31, 2021
Great-West Core Bond Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Emerging Markets Equity Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Global Bond Fund	As of December 31, 2021	For the year ended December 31, 2021

Great-West Government Money Market Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West High Yield Bond Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Inflation-Protected Securities Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West International Growth Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West International Index Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West International Value Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Large Cap Growth Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Large Cap Value Fund	As of December 31, 2021	For the year ended December 31, 2021
Great West Lifetime 2020 Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Lifetime 2025 Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Lifetime 2030 Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Lifetime 2035 Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Lifetime 2040 Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Mid Cap Value Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Moderate Profile Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Moderate Profile Fund Class L	As of December 31, 2021	For the year ended December 31, 2021
Great-West Moderately Aggressive Profile Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Moderately Conservative Profile Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Moderately Conservative Profile Fund Class L	As of December 31, 2021	For the year ended December 31, 2021
Great-West Multi-Sector Bond Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Real Estate Index Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West S&P 500® Index Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West S&P Mid Cap 400® Index Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West S&P Small Cap 600® Index Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West SecureFoundation® Balanced Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Short Duration Bond Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Small Cap Growth Fund	As of December 31, 2021	For the year ended December 31, 2021

Great-West Small Cap Value Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West T. Rowe Price Mid Cap Growth Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West U.S. Government Securities Fund	As of December 31, 2021	For the year ended December 31, 2021
Invesco Oppenheimer V.I. International Growth Fund	As of December 31, 2021	For the year ended December 31, 2021
Invesco Oppenheimer V.I. Main Street Small Cap Fund	As of December 31, 2021	For the year ended December 31, 2021
Invesco Oppenheim V.I. Total Return Bond Fund	As of December 31, 2021	For the year ended December 31, 2021
Invesco V.I. Global Real Estate Fund	As of December 31, 2021	For the year ended December 31, 2021
Invesco V.I. Growth & Income Fund	As of December 31, 2021	For the year ended December 31, 2021
Invesco V.I. International Growth Fund	As of December 31, 2021	For the year ended December 31, 2021
Invesco V.I. Small Cap Equity Fund	As of December 31, 2021	For the year ended December 31, 2021
Ivy VIP Energy	As of December 31, 2021	For the year ended December 31, 2021
Janus Henderson VIT Balanced Portfolio Service Shares	As of December 31, 2021	For the year ended December 31, 2021
Janus Henderson VIT Enterprise Portfolio Service Shares	As of December 31, 2021	For the year ended December 31, 2021
Janus Henderson VIT Flexible Bond Portfolio Service Shares	As of December 31, 2021	For the year ended December 31, 2021
Janus Henderson VIT Overseas Portfolio	As of December 31, 2021	For the year ended December 31, 2021
JPMorgan Insurance Trust Income Builder Portfolio	As of December 31, 2021	For the year ended December 31, 2021
JPMorgan Insurance Trust Small Cap Core Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Lord Abbett Series Developing Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
MFS VIT II International Growth Portfolio	As of December 31, 2021	For the period April 15, 2021 (commencement of operations) to December 31, 2021
MFS VIT II Technology Portfolio	As of December 31, 2021	For the year ended December 31, 2021
MFS VIT III Blended Research Core Equity Portfolio	As of December 31, 2021	For the year ended December 31, 2021
MFS VIT III Blended Research Small Cap Equity Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Neuberger Berman Amt Sustainable Equity Portfolio	As of December 31, 2021	For the year ended December 31, 2021
NVIT Emerging Markets Fund	As of December 31, 2021	For the year ended December 31, 2021
PIMCO VIT Commodity Real Return Strategy Portfolio	As of December 31, 2021	For the year ended December 31, 2021
PIMCO VIT Long Term US Government Portfolio	As of December 31, 2021	For the year ended December 31, 2021
PIMCO VIT Low Duration Portfolio	As of December 31, 2021	For the year ended December 31, 2021

PIMCO VIT Real Return Portfolio	As of December 31, 2021	For the year ended December 31, 2021
PIMCO VIT Short Term Portfolio	As of December 31, 2021	For the year ended December 31, 2021
PIMCO VIT Total Return Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT Equity Income Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT Global Asset Allocation Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT Global Equity Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT Growth Opportunities Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT Income Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT International Equity Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT International Value Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT Mortgage Securities Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT Multi-Cap Core Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT Research Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT Small Cap Growth Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT Small Cap Value Fund	As of December 31, 2021	For the year ended December 31, 2021
T. Rowe Price Blue Chip Growth Portfolio Class II	As of December 31, 2021	For the year ended December 31, 2021
T. Rowe Price Health Sciences Portfolio Class II	As of December 31, 2021	For the year ended December 31, 2021
Van Eck VIP Global Hard Assets Fund	As of December 31, 2021	For the year ended December 31, 2021

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO

ASSETS:
Investments at Fair Value (1)	$289,208	$220,157	$115,541	$237,966	$162,059	$211,766
Receivable Dividends and Other	9	7	4	9	5	8
Receivable Units of the Account Sold	-	5	646	36,516	61,315	108,171

Total Assets	289,217	220,169	116,191	274,491	223,379	319,945

LIABILITIES:
Payable for Investments Purchased	17	19	653	36,534	61,326	108,187
Other Payables	9	7	4	9	5	8
Total Liabilities	26	25	657	36,544	61,331	108,195

NET ASSETS	$289,191	$220,144	$115,534	$237,947	$162,048	$211,750

UNITS OUTSTANDING	1,070	756	657	1,110	14,189	11,185

UNIT VALUE	$270.38	$291.10	$175.75	$214.35	$11.42	$18.93

(1) Cost of Investments:	$208,076	162,079	111,655	217,268	152,231	146,597
Shares of Investments:	3,066	2,715	5,209	8,535	18,374	12,170

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS GROWTH FUND

ASSETS:
Investments at Fair Value (1)	$162,276	$538,232	$405,885	$169,642	$1,007,927	$1,737,993
Receivable Dividends and Other	4	13	56,848	6	24	38
Receivable Units of the Account Sold	14,602	64,185	74,141	102,402	23,701	77,024

Total Assets	176,882	602,430	536,873	272,050	1,031,653	1,815,056

LIABILITIES:
Payable for Investments Purchased	14,610	64,210	131,000	102,414	23,750	77,101
Other Payables	4	13	12	6	24	38
Total Liabilities	14,614	64,223	131,012	102,421	23,775	77,139

NET ASSETS	$162,268	$538,207	$405,861	$169,630	$1,007,878	$1,737,916

UNITS OUTSTANDING	13,215	31,740	24,479	11,273	63,481	79,358

UNIT VALUE	$12.28	$16.96	$16.58	$15.05	$15.88	$21.90

(1) Cost of Investments:	153,345	437,232	329,104	112,914	799,545	1,161,529
Shares of Investments:	14,210	21,486	29,648	9,579	55,872	14,040

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH- INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND

ASSETS:
Investments at Fair Value (1)	$788,749	$734,287	$562,134	$199,631	$1,172,363	$897,405
Receivable Dividends and Other	19	16	16	-	33	3,388
Receivable Units of the Account Sold	51,967	17,420	22,045	199,283	103,006	169,107

Total Assets	840,735	751,723	584,195	398,914	1,275,402	1,069,899

LIABILITIES:
Payable for Investments Purchased	52,005	17,452	22,076	199,283	103,071	169,215
Other Payables	19	16	16	-	33	21
Total Liabilities	52,023	17,469	22,091	199,283	103,104	169,236

NET ASSETS	$788,712	$734,254	$562,103	$199,631	$1,172,298	$900,664

UNITS OUTSTANDING	49,075	53,963	31,805	14,520	79,525	67,465

UNIT VALUE	$16.07	$13.61	$17.67	$13.75	$14.74	$13.35

(1) Cost of Investments:	703,329	634,540	419,394	206,596	1,165,646	852,797
Shares of Investments:	12,029	32,913	17,994	14,321	81,527	118,235

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO	BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO	BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

ASSETS:
Investments at Fair Value (1)	$95,835	$12,056	$95,912	$620,350	$118,629	$918,525
Receivable Dividends and Other	3	-	3	17	3	17
Receivable Units of the Account Sold	72,611	6	-	115,686	11,585	81,427

Total Assets	168,449	12,062	95,915	736,053	130,218	999,969

LIABILITIES:
Payable for Investments Purchased	72,617	8	5	115,720	11,591	81,462
Other Payables	3	-	3	17	3	17
Total Liabilities	72,620	8	8	115,737	11,594	81,479

NET ASSETS	$95,828	$12,054	$95,907	$620,316	$118,624	$918,490

UNITS OUTSTANDING	2,336	108	829	27,406	6,807	37,964

UNIT VALUE	$41.01	$111.90	$115.71	$22.63	$17.43	$24.19

(1) Cost of Investments:	57,989	6,643	57,059	416,435	85,308	806,391
Shares of Investments:	2,956	208	2,307	14,491	4,084	27,167

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP REIT SERIES

ASSETS:
Investments at Fair Value (1)	$1,041,508	$34,343	$183,723	$41,610	$64,435
Receivable Dividends and Other	22	1	11	-	3
Receivable Units of the Account Sold	5,989	-	241,933	-	45,770

Total Assets	1,047,519	34,344	425,668	41,610	110,208

LIABILITIES:
Payable for Investments Purchased	6,033	2	241,955	-	45,776
Other Payables	22	1	11	-	3
Total Liabilities	6,056	3	241,965	-	45,778

NET ASSETS	$1,041,464	$34,341	$183,702	$41,610	$64,430

UNITS OUTSTANDING	14,822	3,010	11,342	3,874	4,194

UNIT VALUE	$70.26	$11.41	$16.20	$10.74	$15.36

(1) Cost of Investments:	581,929	33,655	183,210	39,581	48,083
Shares of Investments:	26,481	8,177	6,504	2,100	3,831

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES	DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO	DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO	DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	DIMENSIONAL VA US LARGE VALUE PORTFOLIO

ASSETS:
Investments at Fair Value (1)	$261,494	$23,940	$183,837	$25,085	$21,449	$145,730
Receivable Dividends and Other	8	-	2	-	-	1
Receivable Units of the Account Sold	87,888	910	17,577	384	236	11,047

Total Assets	349,389	24,850	201,416	25,469	21,685	156,779

LIABILITIES:
Payable for Investments Purchased	87,902	910	17,582	385	236	11,050
Other Payables	7	-	2	-	-	1
Total Liabilities	87,910	910	17,584	385	236	11,051

NET ASSETS	$261,479	$23,939	$183,832	$25,084	$21,449	$145,728

UNITS OUTSTANDING	15,018	1,389	12,459	2,187	1,683	9,997

UNIT VALUE	$17.41	$17.24	$14.76	$11.47	$12.74	$14.58

(1) Cost of Investments:	210,738	19,087	156,990	23,347	20,102	102,047
Shares of Investments:	5,778	1,602	11,650	1,879	1,570	4,400

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DWS CAPITAL GROWTH VIP	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HERMES HIGH INCOME BOND FUND II	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP BALANCED PORTFOLIO

ASSETS:
Investments at Fair Value (1)	$7,718	$146,673	$154,601	$143,057	$200,998	$3,627,243
Receivable Dividends and Other	-	4	7	6	7	35
Receivable Units of the Account Sold	-	34,354	64,427	88,549	20,138	115,688

Total Assets	7,718	181,031	219,035	231,613	221,143	3,742,965

LIABILITIES:
Payable for Investments Purchased	-	34,362	64,441	88,562	20,152	115,757
Other Payables	-	4	7	6	7	35
Total Liabilities	-	34,366	64,447	88,568	20,159	115,792

NET ASSETS	$7,718	$146,665	$154,587	$143,045	$200,984	$3,627,173

UNITS OUTSTANDING	548	5,410	13,449	12,006	2,755	198,870

UNIT VALUE	$14.07	$27.11	$11.49	$11.91	$72.96	$18.24

(1) Cost of Investments:	5,733	87,270	155,277	136,865	162,186	2,687,566
Shares of Investments:	327	3,001	17,008	22,529	10,966	147,930

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO

ASSETS:
Investments at Fair Value (1)	$12,852	$29,792	$33,671	$30,507	$65,499	$193,307
Receivable Dividends and Other	1	1	1	-	2	5
Receivable Units of the Account Sold	3	143	2,916	466	616	12

Total Assets	12,856	29,936	36,588	30,973	66,117	193,324

LIABILITIES:
Payable for Investments Purchased	5	145	2,918	468	620	22
Other Payables	1	1	1	-	2	5
Total Liabilities	6	147	2,919	468	622	27

NET ASSETS	$12,850	$29,789	$33,669	$30,505	$65,495	$193,296

UNITS OUTSTANDING	79	2,095	260	100	971	296

UNIT VALUE	$163.63	$14.22	$129.66	$305.97	$67.46	$652.88

(1) Cost of Investments:	7,321	29,792	13,231	18,467	70,941	63,741
Shares of Investments:	237	29,792	425	298	12,476	413

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO

ASSETS:
Investments at Fair Value (1)	$257,857	$13,756	$104,338	$60,300	$667,864	$57,448
Receivable Dividends and Other	8	-	3	-	90	2
Receivable Units of the Account Sold	103,290	9	-	25,013	218,661	46,062

Total Assets	361,155	13,764	104,341	85,313	886,615	103,511

LIABILITIES:
Payable for Investments Purchased	103,305	10	6	24,997	218,841	46,066
Other Payables	8	-	3	2	23	2
Total Liabilities	103,313	10	9	25,000	218,864	46,068

NET ASSETS	$257,841	$13,755	$104,332	$60,313	$667,751	$57,443

UNITS OUTSTANDING	14,567	372	1,756	4,205	47,673	5,426

UNIT VALUE	$17.70	$36.98	$59.42	$14.34	$14.01	$10.59

(1) Cost of Investments:	189,322	13,128	70,799	48,725	624,430	54,357
Shares of Investments:	10,695	1,030	3,563	3,626	38,762	5,904

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L

ASSETS:
Investments at Fair Value (1)	$21,101	$58,375	$13,105	$565,072	$443,356	$788,429
Receivable Dividends and Other	2	3	3	25	305	4,452
Receivable Units of the Account Sold	51,479	51,949	135,511	531,533	227,398	137,341

Total Assets	72,582	110,327	148,618	1,096,630	671,059	930,222

LIABILITIES:
Payable for Investments Purchased	51,483	51,955	135,516	531,583	227,713	141,818
Other Payables	2	3	3	25	10	25
Total Liabilities	51,485	51,958	135,519	531,608	227,723	141,843

NET ASSETS	$21,097	$58,369	$13,099	$565,021	$443,336	$788,379

UNITS OUTSTANDING	947	3,621	826	50,235	35,446	64,818

UNIT VALUE	$22.27	$16.12	$15.86	$11.25	$12.51	$12.16

(1) Cost of Investments:	19,294	52,103	9,156	574,322	427,219	732,638
Shares of Investments:	1,043	8,765	891	38,863	52,843	78,373

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST CORE BOND FUND	GREAT-WEST EMERGING MARKETS EQUITY FUND	GREAT-WEST GLOBAL BOND FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST HIGH YIELD BOND FUND	GREAT-WEST INFLATION- PROTECTED SECURITIES FUND

ASSETS:
Investments at Fair Value (1)	$274,960	$50,355	$338,441	$2,658,824	$370,570	$31,251
Receivable Dividends and Other	5	-	10	68	19	-
Receivable Units of the Account Sold	59,885	29,478	53,307	1,454,304	273,455	3,272

Total Assets	334,850	79,833	391,759	4,113,196	644,044	34,523

LIABILITIES:
Payable for Investments Purchased	59,895	29,479	53,328	1,454,441	273,493	3,273
Other Payables	5	-	10	69	19	-
Total Liabilities	59,901	29,479	53,339	1,454,510	273,512	3,273

NET ASSETS	$274,949	$50,354	$338,420	$2,658,686	$370,532	$31,250

UNITS OUTSTANDING	22,573	4,454	35,215	267,381	27,688	2,669

UNIT VALUE	$12.18	$11.31	$9.61	$9.94	$13.38	$11.71

(1) Cost of Investments:	270,997	49,790	350,125	2,658,803	346,136	29,332
Shares of Investments:	24,816	4,946	42,949	2,658,824	44,116	2,940

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL GROWTH FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LARGE CAP GROWTH FUND	GREAT-WEST LARGE CAP VALUE FUND

ASSETS:
Investments at Fair Value (1)	$162,725	$945,671	$356,339	$561,345	$656,792
Receivable Dividends and Other	4	4	9	22	-
Receivable Units of the Account Sold	18,055	134,734	68,807	362,782	212,369

Total Assets	180,784	1,080,410	425,155	924,149	869,161

LIABILITIES:
Payable for Investments Purchased	18,063	134,863	68,826	362,826	212,387
Other Payables	4	14	9	22	18
Total Liabilities	18,067	134,877	68,835	362,848	212,405

NET ASSETS	$162,717	$945,532	$356,320	$561,301	$656,756

UNITS OUTSTANDING	9,725	62,702	22,799	19,099	48,257

UNIT VALUE	$16.73	$15.08	$15.63	$29.39	$13.61

(1) Cost of Investments:	131,328	847,718	311,186	573,771	507,129
Shares of Investments:	10,221	72,189	27,861	56,702	24,317

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST MID CAP VALUE FUND

ASSETS:
Investments at Fair Value (1)	$335,807	$678,300	$491,708	$776,064	$11,511	$273,719
Receivable Dividends and Other	9	19	13	15	-	8
Receivable Units of the Account Sold	-	1,808	603	-	12,828	62,046

Total Assets	335,816	680,126	492,324	776,079	24,340	335,773

LIABILITIES:
Payable for Investments Purchased	19	1,845	630	29	12,830	62,061
Other Payables	9	19	13	15	-	8
Total Liabilities	28	1,864	643	44	12,830	62,069

NET ASSETS	$335,788	$678,262	$491,681	$776,035	$11,510	$273,704

UNITS OUTSTANDING	22,673	44,095	30,356	44,985	652	16,269

UNIT VALUE	$14.81	$15.38	$16.20	$17.25	$17.66	$16.82

(1) Cost of Investments:	320,449	644,322	463,861	694,029	10,564	260,629
Shares of Investments:	28,701	43,342	40,238	49,431	928	20,799

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATE PROFILE FUND CLASS L	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST MULTI- SECTOR BOND FUND

ASSETS:
Investments at Fair Value (1)	$5,681,567	$14,343,632	$1,143,257	$1,153,165	$3,642,565	$598,237
Receivable Dividends and Other	17,558	78,758	15	1,718	20,881	59
Receivable Units of the Account Sold	702,907	997,211	2,518	519,167	468,118	301,764

Total Assets	6,402,032	15,419,600	1,145,790	1,674,050	4,131,564	900,060

LIABILITIES:
Payable for Investments Purchased	720,629	1,076,364	2,548	520,913	489,052	301,881
Other Payables	164	395	15	28	54	22
Total Liabilities	720,792	1,076,759	2,563	520,941	489,106	301,903

NET ASSETS	$5,681,240	$14,342,841	$1,143,227	$1,153,109	$3,642,458	$598,156

UNITS OUTSTANDING	404,584	1,034,297	75,667	86,874	274,680	44,241

UNIT VALUE	$14.04	$13.87	$15.11	$13.27	$13.26	$13.52

(1) Cost of Investments:	5,523,376	12,652,781	1,125,380	1,094,572	3,355,668	573,380
Shares of Investments:	774,055	1,190,343	143,806	126,167	348,905	42,278

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SECUREFOUNDATI ON® BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND

ASSETS:
Investments at Fair Value (1)	$241,090	$14,349,970	$2,739,370	$2,670,386	$20,245,632	$1,335,852
Receivable Dividends and Other	-	118,659	166	6	110,421	25
Receivable Units of the Account Sold	215,632	1,437,470	364,852	530,065	3,897,894	121,589

Total Assets	456,722	15,906,099	3,104,388	3,200,457	24,253,946	1,457,466

LIABILITIES:
Payable for Investments Purchased	215,671	1,556,455	365,185	530,209	4,008,925	121,639
Other Payables	9	216	56	49	611	25
Total Liabilities	215,681	1,556,671	365,241	530,257	4,009,536	121,664

NET ASSETS	$241,041	$14,349,428	$2,739,147	$2,670,199	$20,244,411	$1,335,801

UNITS OUTSTANDING	14,791	577,940	137,717	124,966	1,298,931	118,016

UNIT VALUE	$16.30	$24.83	$19.89	$21.37	$15.59	$11.32

(1) Cost of Investments:	209,305	11,087,242	2,152,196	2,374,850	19,407,829	1,317,172
Shares of Investments:	15,696	450,690	131,070	183,658	1,632,712	126,381

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP GROWTH FUND	GREAT-WEST SMALL CAP VALUE FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND

ASSETS:
Investments at Fair Value (1)	$97,894	$516,359	$1,273,838	$596,136	$113,549	$662,841
Receivable Dividends and Other	3	3	27	9	4	14
Receivable Units of the Account Sold	31,528	229,540	153,369	85,635	57,372	141,429

Total Assets	129,424	745,902	1,427,234	681,780	170,924	804,285

LIABILITIES:
Payable for Investments Purchased	31,533	229,546	153,423	85,653	57,380	141,458
Other Payables	3	3	27	9	4	14
Total Liabilities	31,536	229,549	153,450	85,663	57,384	141,473

NET ASSETS	$97,888	$516,353	$1,273,784	$596,118	$113,540	$662,812

UNITS OUTSTANDING	3,986	29,493	50,125	51,692	7,788	36,015

UNIT VALUE	$24.56	$17.51	$25.41	$11.53	$14.58	$18.40

(1) Cost of Investments:	95,274	374,240	863,099	580,133	87,701	500,747
Shares of Investments:	7,888	14,468	31,268	48,231	37,107	21,500

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP ENERGY

ASSETS:
Investments at Fair Value (1)	$19,338	$50,485	$823,693	$219,714	$15,958	$11,670
Receivable Dividends and Other	-	1	10	3	-	1
Receivable Units of the Account Sold	2,588	-	85,204	11,080	-	43,721

Total Assets	21,927	50,486	908,906	230,797	15,958	55,393

LIABILITIES:
Payable for Investments Purchased	2,589	2	85,223	11,086	-	43,724
Other Payables	-	1	10	3	-	1
Total Liabilities	2,589	3	85,233	11,088	-	43,725

NET ASSETS	$19,337	$50,483	$823,674	$219,709	$15,958	$11,668

UNITS OUTSTANDING	1,724	3,488	38,806	12,167	940	1,947

UNIT VALUE	$11.22	$14.47	$21.23	$18.06	$16.98	$5.99

(1) Cost of Investments:	19,307	46,237	726,447	191,673	13,056	8,817
Shares of Investments:	2,515	2,880	34,814	5,396	734	3,361

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO

ASSETS:
Investments at Fair Value (1)	$1,723,991	$960,267	$551,439	$87,077	$3,516	$46,877
Receivable Dividends and Other	7	-	17	2	24	3
Receivable Units of the Account Sold	195,826	518,414	37,419	-	33,498	116,497

Total Assets	1,919,824	1,478,682	588,876	87,079	37,038	163,378

LIABILITIES:
Payable for Investments Purchased	195,752	518,336	37,454	5	33,546	116,504
Other Payables	23	32	17	2	1	3
Total Liabilities	195,775	518,368	37,471	7	33,547	116,508

NET ASSETS	$1,724,049	$960,313	$551,405	$87,072	$3,491	$46,870

UNITS OUTSTANDING	81,837	40,288	48,095	2,962	280	3,324

UNIT VALUE	$21.07	$23.84	$11.46	$29.40	$12.46	$14.10

(1) Cost of Investments:	1,261,616	803,756	575,482	74,656	3,278	26,980
Shares of Investments:	32,442	10,382	41,555	2,029	296	1,671

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	MFS VIT II INTERNATIONAL GROWTH PORTFOLIO	MFS VIT II TECHNOLOGY PORTFOLIO	MFS VIT III BLENDED RESEARCH CORE EQUITY PORTFOLIO	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO

ASSETS:
Investments at Fair Value (1)	$36,311	$9,660	$2,009,255	$105,192	$76,665	$217,384
Receivable Dividends and Other	-	-	2	3	3	691
Receivable Units of the Account Sold	22,343	9,333	449,716	98,978	52,694	41,100

Total Assets	58,654	18,993	2,458,973	204,172	129,362	259,174

LIABILITIES:
Payable for Investments Purchased	22,345	9,333	449,604	98,984	52,700	41,795
Other Payables	-	-	57	3	3	5
Total Liabilities	22,345	9,333	449,661	98,987	52,703	41,800

NET ASSETS	$36,309	$9,660	$2,009,312	$105,185	$76,659	$217,374

UNITS OUTSTANDING	1,210	726	61,260	5,006	4,642	10,779

UNIT VALUE	$30.00	$13.31	$32.80	$21.01	$16.51	$20.17

(1) Cost of Investments:	30,389	9,682	1,408,174	80,823	65,174	158,194
Shares of Investments:	1,049	584	64,214	1,554	5,691	5,856

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	NVIT EMERGING MARKETS FUND	PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT SHORT TERM PORTFOLIO

ASSETS:
Investments at Fair Value (1)	$5,815	$128,557	$11,977	$289,094	$153,596	$90,880
Receivable Dividends and Other	-	3	5	7	-	-
Receivable Units of the Account Sold	-	1,929	113,426	99,475	104,307	15,332

Total Assets	5,815	130,489	125,408	388,576	257,903	106,212

LIABILITIES:
Payable for Investments Purchased	-	1,934	113,435	99,489	104,308	15,333
Other Payables	-	3	4	7	1	-
Total Liabilities	-	1,937	113,440	99,496	104,310	15,333

NET ASSETS	$5,815	$128,551	$11,968	$289,080	$153,593	$90,879

UNITS OUTSTANDING	437	12,044	1,014	26,636	12,623	8,513

UNIT VALUE	$13.32	$10.67	$11.80	$10.85	$12.17	$10.68

(1) Cost of Investments:	4,403	113,233	11,646	297,244	148,212	91,400
Shares of Investments:	431	16,398	1,066	28,259	10,979	8,823

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND

ASSETS:
Investments at Fair Value (1)	$721,812	$70,538	$107,157	$12,468	1,450,543	$11,183
Receivable Dividends and Other	15	2	3	-	40	2
Receivable Units of the Account Sold	98,433	-	-	22,697	221,173	35,218

Total Assets	820,260	70,540	107,159	35,165	1,671,756	46,403

LIABILITIES:
Payable for Investments Purchased	98,463	3	6	22,699	221,253	35,221
Other Payables	15	2	3	-	40	2
Total Liabilities	98,479	5	9	22,699	221,293	35,223

NET ASSETS	$721,781	$70,535	$107,151	$12,466	1,450,464	$11,180

UNITS OUTSTANDING	59,068	4,080	7,051	827	49,063	1,012

UNIT VALUE	$12.22	$17.29	$15.20	$15.08	29.56	$11.04

(1) Cost of Investments:	737,102	53,104	83,665	10,674	949,217	11,752
Shares of Investments:	67,083	2,289	5,268	539	90,546	1,088

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI- CAP CORE FUND	PUTNAM VT RESEARCH FUND

ASSETS:
Investments at Fair Value (1)	$17,332	$8,499	$78,271	$41,655	$7,502
Receivable Dividends and Other	27,529	-	3	3	-
Receivable Units of the Account Sold	364	-	-	70,298	68

Total Assets	45,225	8,499	78,274	111,956	7,570

LIABILITIES:
Payable for Investments Purchased	27,893	-	5	70,304	68
Other Payables	-	-	3	3	-
Total Liabilities	27,893	-	8	70,307	68

NET ASSETS	$17,331	$8,499	$78,266	$41,649	$7,502

UNITS OUTSTANDING	1,220	617	7,855	1,859	337

UNIT VALUE	$14.21	$13.78	$9.96	$22.40	$22.29

(1) Cost of Investments:	15,362	8,389	83,878	29,800	5,286
Shares of Investments:	1,016	748	9,007	1,629	213

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PUTNAM VT SMALL CAP GROWTH FUND	PUTNAM VT SMALL CAP VALUE FUND	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	VAN ECK VIP GLOBAL HARD ASSETS FUND

ASSETS:
Investments at Fair Value (1)	$33,871	$224,256	$5,539,743	$1,234,803	$168,494
Receivable Dividends and Other	-	4	12	36,869	5
Receivable Units of the Account Sold	-	24,893	744,628	432,199	93,772

Total Assets	33,871	249,153	6,284,384	1,703,871	262,271

LIABILITIES:
Payable for Investments Purchased	2	24,901	744,341	469,139	93,782
Other Payables	-	4	122	42	5
Total Liabilities	2	24,904	744,463	469,181	93,787

NET ASSETS	$33,870	$224,249	$5,539,921	$1,234,690	$168,484

UNITS OUTSTANDING	1,590	13,397	201,135	52,662	15,962

UNIT VALUE	$21.30	$16.74	$27.54	$23.45	$10.55

(1) Cost of Investments:	24,765	211,380	4,270,068	967,582	134,256
Shares of Investments:	1,417	16,134	109,763	20,180	6,610

(Concluded)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO

INVESTMENT INCOME:
Dividends	$-	$-	$-	$-	$3,208	$8,615

EXPENSES:
Mortality and expense risk	3,813	3,032	1,682	3,714	1,871	2,221
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	3,813	3,032	1,682	3,714	1,871	2,221

NET INVESTMENT INCOME (LOSS)	(3,813)	(3,032)	(1,682)	(3,714)	1,337	6,394

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,896	1,600	891	21,572	(18,749)	3,046
Realized gain distributions	59,835	49,137	40,814	78,491	-	-

Net realized gain (loss) on investments	61,731	50,737	41,704	100,063	(18,749)	3,046

Change in net unrealized appreciation (depreciation) on investments	(14,908)	(27,169)	(36,892)	(111,905)	61,532	30,160

Net realized and unrealized gain (loss) on investments	46,823	23,568	4,812	(11,842)	42,783	33,206

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,011	$20,536	$3,130	$(15,556)	$44,120	$39,600

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

 The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS GROWTH FUND

INVESTMENT INCOME:
Dividends	$6,093	$5,548	$6,511	$2,310	$14,112	$973

EXPENSES:
Mortality and expense risk	2,774	6,002	4,600	2,801	11,358	19,479
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	2,774	6,002	4,600	2,801	11,358	19,479

NET INVESTMENT INCOME (LOSS)	3,318	(454)	1,911	(492)	2,754	(18,506)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	13,709	13,144	13,989	38,986	3,075	62,347
Realized gain distributions	-	-	-	-	21,559	212,098

Net realized gain (loss) on investments	13,709	13,144	13,989	38,986	24,634	274,445

Change in net unrealized appreciation (depreciation) on investments	(9,406)	91,879	63,665	15,132	87,999	50,117

Net realized and unrealized gain (loss) on investments	4,304	105,023	77,654	54,117	112,633	324,562

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,622	$104,569	$79,565	$53,625	$115,387	$306,056

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

 The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH- INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND
				(1)
INVESTMENT INCOME:
Dividends	$8,832	$17,684	$3,679	$3,718	$9,937	$39,268

EXPENSES:
Mortality and expense risk	10,451	7,345	6,747	2,128	13,006	6,799
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	10,451	7,345	6,747	2,128	13,006	6,799

NET INVESTMENT INCOME (LOSS)	(1,619)	10,338	(3,068)	1,590	(3,069)	32,469

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	120,977	4,316	3,407	10,607	13,574	9,409
Realized gain distributions	12,505	-	18,660	14,195	195,858	2,547

Net realized gain (loss) on investments	133,481	4,316	22,066	24,801	209,433	11,956

Change in net unrealized appreciation (depreciation) on investments	32,914	(34,921)	(483)	(6,965)	(143,747)	(4,400)

Net realized and unrealized gain (loss) on investments	166,395	(30,606)	21,583	17,837	65,685	7,556

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$164,776	$(20,267)	$18,514	$19,427	$62,616	$40,024

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.	(1)	For the period of April 26, 2021 to December 31, 2021.

 The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO	BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO	BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$-	$81	$420	$-	$30	$-

EXPENSES:
Mortality and expense risk	896	152	1,235	7,571	1,355	9,129
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	896	152	1,235	7,571	1,355	9,129

NET INVESTMENT INCOME (LOSS)	(896)	(71)	(815)	(7,571)	(1,325)	(9,129)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	30,669	62	475	58,739	3,891	13,895
Realized gain distributions	19,589	238	5,592	38,493	13,059	116,584

Net realized gain (loss) on investments	50,258	300	6,067	97,232	16,950	130,479

Change in net unrealized appreciation (depreciation) on investments	(37,993)	2,200	13,240	33,041	10,966	(31,746)

Net realized and unrealized gain (loss) on investments	12,265	2,500	19,306	130,273	27,916	98,733

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,368	$2,429	$18,491	$122,702	$26,590	$89,603

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

 The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP REIT SERIES

INVESTMENT INCOME:
Dividends	$3,646	$1,812	$199	$388	$1,302

EXPENSES:
Mortality and expense risk	12,317	414	2,592	384	682
Contract Maintenance Fees	-	-	-	-	-
Total Expenses	12,317	414	2,592	384	682

NET INVESTMENT INCOME (LOSS)	(8,672)	1,398	(2,393)	4	620

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	7,305	21	86,400	20	1,165
Realized gain distributions	91,470	-	1,593	835	-

Net realized gain (loss) on investments	98,775	21	87,993	855	1,165

Change in net unrealized appreciation (depreciation) on investments	192,811	(1,276)	(85,214)	1,350	18,700

Net realized and unrealized gain (loss) on investments	291,587	(1,256)	2,779	2,205	19,866

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$282,915	$142	$386	$2,209	$20,486

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

 The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES	DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO	DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO	DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	DIMENSIONAL VA US LARGE VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,481	$482	$2,600	$933	$513	$2,366

EXPENSES:
Mortality and expense risk	2,891	122	1,014	129	109	754
Contract Maintenance Fees	-	-	-	122	122	850
Total Expenses	2,891	122	1,014	252	231	1,604

NET INVESTMENT INCOME (LOSS)	(1,410)	359	1,586	681	281	762

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,021)	135	1,664	119	66	1,980
Realized gain distributions	-	1,135	5,828	-	1,383	-

Net realized gain (loss) on investments	(1,021)	1,269	7,492	119	1,448	1,980

Change in net unrealized appreciation (depreciation) on investments	67,297	2,983	13,704	2,811	716	27,474

Net realized and unrealized gain (loss) on investments	66,275	4,252	21,196	2,930	2,164	29,453

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,865	$4,611	$22,782	$3,612	$2,445	$30,215

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DWS CAPITAL GROWTH VIP	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HERMES HIGH INCOME BOND FUND II	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP BALANCED PORTFOLIO

INVESTMENT INCOME:
Dividends	$103	$-	$4,582	$9,098	$3,204	$25,300

EXPENSES:
Mortality and expense risk	111	1,625	1,916	1,828	2,687	15,038
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	111	1,625	1,916	1,828	2,687	15,038

NET INVESTMENT INCOME (LOSS)	(8)	(1,625)	2,667	7,270	516	10,261

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	31	12,601	(1,178)	2,780	4,403	38,970
Realized gain distributions	518	7,065	-	-	1,095	254,719

Net realized gain (loss) on investments	549	19,666	(1,178)	2,780	5,498	293,689

Change in net unrealized appreciation (depreciation) on investments	1,565	7,002	2,532	(4,143)	11,013	247,635

Net realized and unrealized gain (loss) on investments	2,114	26,668	1,354	(1,363)	16,511	541,324

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,106	$25,043	$4,020	$5,907	$17,028	$551,585

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO

INVESTMENT INCOME:
Dividends	$7	$3	$-	$-	$3,474	$2,202

EXPENSES:
Mortality and expense risk	161	421	506	397	908	2,424
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	161	421	506	397	908	2,424

NET INVESTMENT INCOME (LOSS)	(154)	(418)	(506)	(397)	2,566	(222)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	77	-	2,309	429	(85)	1,599
Realized gain distributions	1,453	-	3,224	5,841	-	1,246

Net realized gain (loss) on investments	1,529	-	5,533	6,270	(85)	2,845

Change in net unrealized appreciation (depreciation) on investments	1,282	-	(1,629)	(421)	(592)	38,217

Net realized and unrealized gain (loss) on investments	2,811	-	3,904	5,849	(677)	41,063

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,658	$(418)	$3,399	$5,453	$1,889	$40,840

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO

INVESTMENT INCOME:
Dividends	$-	$282	$519	$611	$32,425	$751

EXPENSES:
Mortality and expense risk	2,887	193	1,357	835	8,604	597
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	2,887	193	1,357	835	8,604	597

NET INVESTMENT INCOME (LOSS)	(2,887)	89	(838)	(223)	23,821	153

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	15,006	16	445	3,893	4,867	934
Realized gain distributions	15,501	375	7,275	545	-	-

Net realized gain (loss) on investments	30,507	391	7,719	4,438	4,867	934

Change in net unrealized appreciation (depreciation) on investments	(1,048)	(758)	9,062	2,999	74,154	1,173

Net realized and unrealized gain (loss) on investments	29,459	(368)	16,781	7,437	79,021	2,107

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,572	$(279)	$15,943	$7,214	$102,843	$2,260

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L

INVESTMENT INCOME:
Dividends	$110	$3,461	$1,872	$4,825	$10,697	$12,545

EXPENSES:
Mortality and expense risk	453	986	1,045	4,639	3,503	10,379
Contract Maintenance Fees	-	-	-	1,572	-	337
Total Expenses	453	986	1,045	6,211	3,503	10,716

NET INVESTMENT INCOME (LOSS)	(343)	2,475	826	(1,385)	7,194	1,830

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	11,005	6,310	47,774	1,255	14,630	31,616
Realized gain distributions	4,572	4,481	748	3,888	11,504	17,343

Net realized gain (loss) on investments	15,577	10,790	48,523	5,144	26,134	48,959

Change in net unrealized appreciation (depreciation) on investments	(5,019)	(489)	(23,987)	(24,458)	(2,790)	(2,038)

Net realized and unrealized gain (loss) on investments	10,558	10,301	24,536	(19,314)	23,345	46,921

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,215	$12,776	$25,362	$(20,700)	$30,539	$48,751

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST CORE BOND FUND	GREAT-WEST EMERGING MARKETS EQUITY FUND	GREAT-WEST GLOBAL BOND FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST HIGH YIELD BOND FUND	GREAT-WEST INFLATION- PROTECTED SECURITIES FUND

INVESTMENT INCOME:
Dividends	$2,283	$674	$263	$299	$12,369	$769

EXPENSES:
Mortality and expense risk	1,503	218	3,838	18,477	5,138	165
Contract Maintenance Fees	-	131	508	268	-	165
Total Expenses	1,503	349	4,346	18,745	5,138	330

NET INVESTMENT INCOME (LOSS)	780	325	(4,084)	(18,445)	7,231	439

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,997)	1,013	(939)	(63)	20,777	179
Realized gain distributions	4,915	992	-	-	-	174

Net realized gain (loss) on investments	2,918	2,005	(939)	(63)	20,777	353

Change in net unrealized appreciation (depreciation) on investments	(10,880)	(4,928)	(24,271)	63	(15,846)	334

Net realized and unrealized gain (loss) on investments	(7,962)	(2,923)	(25,209)	-	4,931	687

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,182)	$(2,598)	$(29,293)	$(18,445)	$12,162	$1,126

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL GROWTH FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LARGE CAP GROWTH FUND	GREAT-WEST LARGE CAP VALUE FUND	GREAT-WEST LIFETIME 2020 FUND

INVESTMENT INCOME:
Dividends	$242	$19,959	$5,743	$6,609	$2,290	$7,506

EXPENSES:
Mortality and expense risk	1,722	6,168	3,250	8,431	7,923	3,916
Contract Maintenance Fees	331	1,787	-	-	-	-
Total Expenses	2,053	7,956	3,250	8,431	7,923	3,916

NET INVESTMENT INCOME (LOSS)	(1,810)	12,003	2,493	(1,822)	(5,632)	3,590

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	10,490	5,433	7,410	50,509	33,032	316
Realized gain distributions	11,040	31,549	8,981	128,680	16,097	17,658

Net realized gain (loss) on investments	21,530	36,982	16,391	179,189	49,128	17,974

Change in net unrealized appreciation (depreciation) on investments	(9,414)	29,221	13,663	(44,336)	104,704	2,916

Net realized and unrealized gain (loss) on investments	12,115	66,203	30,054	134,853	153,833	20,890

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,305	$78,206	$32,547	$133,031	$148,200	$24,481

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST MID CAP VALUE FUND	GREAT-WEST MODERATE PROFILE FUND

INVESTMENT INCOME:
Dividends	$14,381	$12,004	$17,372	$314	$42,958	$192,018

EXPENSES:
Mortality and expense risk	8,047	5,702	6,411	132	3,087	66,365
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	8,047	5,702	6,411	132	3,087	66,365

NET INVESTMENT INCOME (LOSS)	6,335	6,302	10,961	182	39,871	125,653

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	3,873	602	963	17	2,443	43,261
Realized gain distributions	43,469	29,554	52,186	791	8,510	232,916

Net realized gain (loss) on investments	47,342	30,157	53,149	808	10,953	276,177

Change in net unrealized appreciation (depreciation) on investments	3,008	9,345	22,050	400	11,906	192,589

Net realized and unrealized gain (loss) on investments	50,349	39,502	75,198	1,208	22,858	468,766

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,684	$45,804	$86,160	$1,390	$62,729	$594,419

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND CLASS L	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST MULTI- SECTOR BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND

INVESTMENT INCOME:
Dividends	$276,058	$50,370	$39,155	$81,008	$14,405	$1,230

EXPENSES:
Mortality and expense risk	162,512	6,565	12,712	21,956	6,286	2,160
Contract Maintenance Fees	5,163	-	8,713	4,002	-	-
Total Expenses	167,675	6,565	21,425	25,959	6,286	2,160

NET INVESTMENT INCOME (LOSS)	108,383	43,806	17,730	55,050	8,119	(930)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	90,798	376	134,316	15,617	31,790	22,381
Realized gain distributions	366,590	53,104	40,409	110,617	8,611	3,009

Net realized gain (loss) on investments	457,388	53,479	174,725	126,234	40,401	25,389

Change in net unrealized appreciation (depreciation) on investments	805,029	39,468	(76,327)	69,987	(50,617)	59,546

Net realized and unrealized gain (loss) on investments	1,262,416	92,947	98,398	196,221	(10,217)	84,935

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,370,799	$136,753	$116,128	$251,271	$(2,098)	$84,005
(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SECUREFOUNDATIO N® BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND	GREAT-WEST SMALL CAP GROWTH FUND

INVESTMENT INCOME:
Dividends	$48,601	$36,990	$51,288	$416,422	$14,228	$6,963

EXPENSES:
Mortality and expense risk	90,218	26,161	22,462	240,561	8,405	1,062
Contract Maintenance Fees	5,424	684	1,064	2,986	-	-
Total Expenses	95,641	26,845	23,526	243,547	8,405	1,062

NET INVESTMENT INCOME (LOSS)	(47,040)	10,144	27,762	172,876	5,823	5,901

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	938,215	72,584	102,297	413,111	2,621	5,756
Realized gain distributions	644,924	100,702	212,202	1,627,138	10,692	12,137

Net realized gain (loss) on investments	1,583,138	173,286	314,499	2,040,248	13,313	17,893

Change in net unrealized appreciation (depreciation) on investments	1,685,139	350,366	246,052	(210,210)	(27,887)	(11,036)

Net realized and unrealized gain (loss) on investments	3,268,277	523,652	560,551	1,830,038	(14,575)	6,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,221,236	$533,796	$588,313	$2,002,914	$(8,752)	$12,758

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP VALUE FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND

INVESTMENT INCOME:
Dividends	$16,612	$2,188	$4,044	$-	$1,246	$362

EXPENSES:
Mortality and expense risk	5,265	11,048	2,616	1,678	7,281	221
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	5,265	11,048	2,616	1,678	7,281	221

NET INVESTMENT INCOME (LOSS)	11,347	(8,860)	1,427	(1,678)	(6,035)	140

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,039	50,615	1,775	17,193	41,747	14
Realized gain distributions	14,172	58,196	9,053	9,970	43,572	748

Net realized gain (loss) on investments	16,211	108,811	10,828	27,163	85,319	762

Change in net unrealized appreciation (depreciation) on investments	89,645	59,592	(28,276)	(10,227)	51,899	(1,440)

Net realized and unrealized gain (loss) on investments	105,856	168,403	(17,448)	16,936	137,218	(678)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$117,203	$159,543	$(16,020)	$15,258	$131,182	$(538)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP ENERGY	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES

INVESTMENT INCOME:
Dividends	$1,215	$10,864	$2,335	$-	$164	$10,935

EXPENSES:
Mortality and expense risk	419	4,306	1,050	186	167	8,711
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	419	4,306	1,050	186	167	8,711

NET INVESTMENT INCOME (LOSS)	796	6,558	1,285	(186)	(3)	2,223

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2	3,297	1,968	36	(34,472)	38,015
Realized gain distributions	-	-	15,045	894	-	12,119

Net realized gain (loss) on investments	2	3,297	17,013	930	(34,472)	50,133

Change in net unrealized appreciation (depreciation) on investments	9,072	174,506	(7,174)	1,765	40,160	195,553

Net realized and unrealized gain (loss) on investments	9,074	177,803	9,839	2,695	5,688	245,686

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,870	$184,361	$11,124	$2,509	$5,684	$247,909

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$2,474	$9,030	$982	$429	$387	$-

EXPENSES:
Mortality and expense risk	11,376	8,084	1,189	183	1,449	175
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	11,376	8,084	1,189	183	1,449	175

NET INVESTMENT INCOME (LOSS)	(8,902)	946	(207)	247	(1,062)	(175)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	164,087	48,890	148	3,107	56,410	10,225
Realized gain distributions	93,328	13,248	-	55	3,254	9,106

Net realized gain (loss) on investments	257,416	62,138	148	3,162	59,664	19,331

Change in net unrealized appreciation (depreciation) on investments	(82,314)	(87,359)	9,393	(2,270)	(28,483)	(19,444)

Net realized and unrealized gain (loss) on investments	175,102	(25,222)	9,541	892	31,181	(113)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$166,200	$(24,276)	$9,334	$1,138	$30,119	$(287)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	MFS VIT II INTERNATIONAL GROWTH PORTFOLIO	MFS VIT II TECHNOLOGY PORTFOLIO	MFS VIT III BLENDED RESEARCH CORE EQUITY PORTFOLIO	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	NVIT EMERGING MARKETS FUND
	(1)
INVESTMENT INCOME:
Dividends	$37	$-	$880	$512	$358	$61

EXPENSES:
Mortality and expense risk	82	20,995	855	1,095	2,407	90
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	82	20,995	855	1,095	2,407	90

NET INVESTMENT INCOME (LOSS)	(45)	(20,995)	25	(582)	(2,048)	(29)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	-	288,704	10,545	6,074	8,691	29
Realized gain distributions	394	110,306	6,700	-	3,936	-

Net realized gain (loss) on investments	394	399,011	17,246	6,074	12,626	29

Change in net unrealized appreciation (depreciation) on investments	(22)	(131,444)	8,402	20,368	29,573	(566)

Net realized and unrealized gain (loss) on investments	372	267,567	25,647	26,442	42,199	(537)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$327	$246,572	$25,672	$25,859	$40,151	$(566)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

(1) For period of April 15, 2021 to December 31, 2021

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT SHORT TERM PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO

INVESTMENT INCOME:
Dividends	$4,941	$1,129	$1,382	$3,389	$884	$14,006

EXPENSES:
Mortality and expense risk	1,356	946	1,996	812	344	5,682
Contract Maintenance Fees	-	-	1,266	-	328	2,274
Total Expenses	1,356	946	3,263	812	672	7,956

NET INVESTMENT INCOME (LOSS)	3,585	183	(1,881)	2,577	212	6,050

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	337	(7,780)	218	1,691	8	722
Realized gain distributions	-	17,529	-	-	-	34,867

Net realized gain (loss) on investments	337	9,749	218	1,691	8	35,589

Change in net unrealized appreciation (depreciation) on investments	27,191	(12,747)	(4,758)	(1,305)	(1,060)	(61,340)

Net realized and unrealized gain (loss) on investments	27,528	(2,998)	(4,539)	386	(1,053)	(25,751)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,112	$(2,816)	$(6,420)	$2,963	$(840)	$(19,701)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND

INVESTMENT INCOME:
Dividends	$774	$699	$257	$-	$427	$195

EXPENSES:
Mortality and expense risk	782	1,228	321	16,835	238	326
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	782	1,228	321	16,835	238	326

NET INVESTMENT INCOME (LOSS)	(8)	(530)	(64)	(16,835)	190	(131)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	155	233	4,205	80,835	(38)	3,046
Realized gain distributions	2,409	2,579	883	136,323	1,432	602

Net realized gain (loss) on investments	2,564	2,812	5,087	217,159	1,394	3,648

Change in net unrealized appreciation (depreciation) on investments	11,904	9,701	(864)	82,583	(3,233)	(1,271)

Net realized and unrealized gain (loss) on investments	14,468	12,513	4,223	299,742	(1,839)	2,377

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,460	$11,983	$4,159	$282,907	$(1,650)	$2,246

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL GROWTH FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI- CAP CORE FUND	PUTNAM VT RESEARCH FUND	PUTNAM VT SMALL CAP GROWTH FUND

INVESTMENT INCOME:
Dividends	$61	$166	$-	$324	$7	$-

EXPENSES:
Mortality and expense risk	45	100	980	587	83	389
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	45	100	980	587	83	389

NET INVESTMENT INCOME (LOSS)	16	66	(980)	(263)	(76)	(389)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,901	-	(32)	11,856	37	101
Realized gain distributions	190	104	-	4,283	476	2,427

Net realized gain (loss) on investments	3,091	104	(32)	16,139	513	2,528

Change in net unrealized appreciation (depreciation) on investments	(3,018)	846	(3,031)	(1,759)	956	1,627

Net realized and unrealized gain (loss) on investments	73	950	(3,064)	14,380	1,468	4,156

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$89	$1,016	$(4,044)	$14,117	$1,392	$3,766

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISONS

	PUTNAM VT SMALL CAP VALUE FUND	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	VAN ECK VIP GLOBAL HARD ASSETS FUND

INVESTMENT INCOME:
Dividends	$1,349	$-	$-	$515

EXPENSES:
Mortality and expense risk	2,264	47,867	15,745	1,830
Contract Maintenance Fees	-	412	-	244
Total Expenses	2,264	48,279	15,745	2,074

NET INVESTMENT INCOME (LOSS)	(914)	(48,279)	(15,745)	(1,558)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	62	449,303	209,880	8,512
Realized gain distributions	-	607,938	79,388	-

Net realized gain (loss) on investments	62	1,057,241	289,268	8,512

Change in net unrealized appreciation (depreciation) on investments	56,393	(172,256)	(109,730)	23,172

Net realized and unrealized gain (loss) on investments	56,454	884,985	179,538	31,683

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,540	$836,706	$163,793	$30,125

(Concluded)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,813)	$(2,022)	$(3,032)	$(1,186)	$(1,682)	$(799)
Net realized gain (loss) on investments	61,731	32,302	50,737	25,714	41,704	12,264
Change in net unrealized appreciation (depreciation) on investments	(14,908)	39,795	(27,169)	53,906	(36,892)	31,931

Increase (decrease) in net assets resulting from operations	43,011	70,074	20,536	78,433	3,130	43,396

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(32)	-	(7)	-	(303)
Net transfers	-	(13)	-	(11)	(353)	(6)
Contract maintenance charges	-	-	(11)	(7)	(11)	-

Increase (decrease) in net assets resulting from contract transactions	-	(45)	(11)	(25)	(364)	(309)

Total increase (decrease) in net assets	43,011	70,030	20,524	78,408	2,766	43,087

NET ASSETS:
Beginning of period	246,181	176,151	199,619	121,211	112,768	69,681

End of period	$289,191	$246,181	$220,144	$199,619	$115,534	$112,768

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	-	-
Units redeemed	-	-	-	-	(2)	(2)

Net increase (decrease)	-	-	-	-	(2)	(2)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	ALGER SMALL CAP GROWTH PORTFOLIO		ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO		ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,714)	$326	$1,337	$1,673	$6,394	$16,880
Net realized gain (loss) on investments	100,063	16,494	(18,749)	(53,647)	3,046	23,058
Change in net unrealized appreciation (depreciation) on investments	(111,905)	97,300	61,532	(33,952)	30,160	9,269

Increase (decrease) in net assets resulting from operations	(15,556)	114,120	44,120	(85,926)	39,600	49,208

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(7)	(640)	(4,431)	(3,174)	(2,515)
Net transfers	(36,517)	(15)	(1,908)	(67,064)	(4,841)	(50,160)
Contract maintenance charges	(4)	(5)	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(36,522)	(27)	(2,548)	(71,495)	(8,014)	(52,675)

Total increase (decrease) in net assets	(52,078)	114,093	41,572	(157,421)	31,586	(3,467)

NET ASSETS:
Beginning of period	290,025	175,932	120,477	277,898	180,164	183,631

End of period	$237,947	$290,025	$162,048	$120,477	$211,750	$180,164

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	5,897	467	9	7,530
Units redeemed	(1,342)	-	(6,068)	(10,610)	(488)	(8,704)

Net increase (decrease)	(1,342)	-	(172)	(10,143)	(479)	(1,174)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,318	$2,937	$(454)	$3,870	$1,911	$4,910
Net realized gain (loss) on investments	13,709	(1,008)	13,144	(18,383)	13,989	(16,651)
Change in net unrealized appreciation (depreciation) on investments	(9,406)	14,537	91,879	11,499	63,665	(29,101)

Increase (decrease) in net assets resulting from operations	7,622	16,466	104,569	(3,014)	79,565	(40,842)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	350	350	-	-
Transfers for contract benefits and terminations	-	(459)	-	(39,728)	(832)	(21,599)
Net transfers	(320,630)	320,667	(50,146)	6,053	(26,896)	(146,531)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(320,630)	320,209	(49,796)	(33,325)	(27,728)	(168,130)

Total increase (decrease) in net assets	(313,008)	336,675	54,772	(36,339)	51,837	(208,972)

NET ASSETS:
Beginning of period	475,276	138,601	483,434	519,773	354,024	562,996

End of period	$162,268	$475,276	$538,207	$483,434	$405,861	$354,024

CHANGES IN UNITS OUTSTANDING:
Units issued	590	28,437	1,501	5,239	6,411	5
Units redeemed	(28,370)	(337)	(3,801)	(7,822)	(8,119)	(15,275)

Net increase (decrease)	(27,781)	28,099	(2,300)	(2,583)	(1,708)	(15,270)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND		AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND		AMERICAN FUNDS IS GROWTH FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(492)	$1,632	$2,754	$2,247	$(18,506)	$(6,447)
Net realized gain (loss) on investments	38,986	6,917	24,634	(4,220)	274,445	27,906
Change in net unrealized appreciation (depreciation) on investments	15,132	38,118	87,999	74,566	50,117	451,713

Increase (decrease) in net assets resulting from operations	53,625	46,667	115,387	72,593	306,056	473,172

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	100	100,050	-	-
Transfers for contract benefits and terminations	-	(20,327)	1,456	(36,770)	(135)	(23,975)
Net transfers	(102,706)	89,485	23,684	27,735	(3,373)	172,644
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(102,706)	69,158	25,240	91,015	(3,507)	148,669

Total increase (decrease) in net assets	(49,081)	115,825	140,627	163,608	302,549	621,841

NET ASSETS:
Beginning of period	218,710	102,885	867,251	703,643	1,435,368	813,527

End of period	$169,630	$218,710	$1,007,878	$867,251	$1,737,916	$1,435,368

CHANGES IN UNITS OUTSTANDING:
Units issued	846	20,795	2,032	15,117	6,370	13,486
Units redeemed	(7,885)	(11,715)	(334)	(7,095)	(5,926)	(1,617)

Net increase (decrease)	(7,039)	9,080	1,697	8,021	444	11,869

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	AMERICAN FUNDS IS GROWTH- INCOME FUND		AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,619)	$1,926	$10,338	$(1,432)	$(3,068)	$(3,362)
Net realized gain (loss) on investments	133,481	10,960	4,316	(4,696)	22,066	4,002
Change in net unrealized appreciation (depreciation) on investments	32,914	50,868	(34,921)	113,251	(483)	120,192

Increase (decrease) in net assets resulting from operations	164,776	63,754	(20,267)	107,123	18,514	120,833

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	7,817	100,000	-	100,000
Transfers for contract benefits and terminations	(11,955)	(7,942)	(11,451)	(6,648)	-	(4,618)
Net transfers	6,780	74,117	(9,531)	(58,931)	(5,835)	(23,901)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(5,175)	66,175	(13,165)	34,421	(5,835)	71,481

Total increase (decrease) in net assets	159,602	129,929	(33,432)	141,545	12,680	192,314

NET ASSETS:
Beginning of period	629,110	499,181	767,686	626,141	549,424	357,110

End of period	$788,712	$629,110	$734,254	$767,686	$562,103	$549,424

CHANGES IN UNITS OUTSTANDING:
Units issued	39,482	6,042	506	19,333	-	8,889
Units redeemed	(38,331)	(666)	(1,498)	(14,758)	(339)	(2,200)

Net increase (decrease)	1,151	5,376	(992)	4,575	(339)	6,690

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND	BLACKROCK GLOBAL ALLOCATION VI FUND		BLACKROCK HIGH YIELD VI FUND		BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO
	2021	2021	2020	2021	2020	2021	2020
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,590	$(3,069)	4,959	$32,469	$44,938	$(896)	(646)
Net realized gain (loss) on investments	24,801	209,433	78,480	11,956	(22,776)	50,258	15,524
Change in net unrealized appreciation (depreciation) on investments	(6,965)	(143,747)	105,498	(4,400)	15,858	(37,993)	50,755

Increase (decrease) in net assets resulting from operations	19,427	62,616	188,937	40,024	38,020	11,368	65,633

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	520	-	-
Transfers for contract benefits and terminations	(11,235)	2,142	(2,857)	(58,294)	(124,563)	-	(5,799)
Net transfers	191,440	(64,830)	(222,851)	(89,920)	(113,437)	(72,617)	(4)
Contract maintenance charges	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from
contract transactions	180,205	(62,688)	(225,708)	(148,214)	(237,480)	(72,617)	(5,803)

Total increase (decrease) in net assets	199,631	(72)	(36,771)	(108,190)	(199,460)	(61,249)	59,829

NET ASSETS:
Beginning of period	-	1,172,370	1,209,141	1,008,853	1,208,313	157,077	97,248

End of period	$199,631	$1,172,298	1,172,370	$900,664	$1,008,853	$95,828	157,077

CHANGES IN UNITS OUTSTANDING:
Units issued	56,005	65	144	754	729	-	-
Units redeemed	(41,485)	(4,311)	(18,732)	(12,346)	(22,357)	(2,028)	(221)

Net increase (decrease)	14,520	(4,246)	(18,587)	(11,591)	(21,627)	(2,028)	(221)

	(1) For the period of April 26, 2021 to December 31, 2021.

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(71)	$4	$(815)	$(152)	$(7,571)	$(3,923)
Net realized gain (loss) on investments	300	100	6,067	5,137	97,232	29,325
Change in net unrealized appreciation (depreciation) on investments	2,200	1,659	13,240	9,395	33,041	113,044

Increase (decrease) in net assets resulting from operations	2,429	1,763	18,491	14,380	122,702	138,445

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(2)	-	(1,588)	6,058	(48,479)
Net transfers	-	-	-	(86)	(154,808)	93,582
Contract maintenance charges	(4)	(4)	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(4)	(6)	-	(1,674)	(148,750)	45,103

Total increase (decrease) in net assets	2,425	1,758	18,491	12,706	(26,047)	183,549

NET ASSETS:
Beginning of period	9,629	7,871	77,416	64,710	646,364	462,815

End of period	$12,054	$9,629	$95,907	$77,416	$620,316	$646,364

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	427	8,701
Units redeemed	-	-	-	(23)	(7,242)	(6,078)

Net increase (decrease)	-	-	-	(23)	(6,815)	2,624

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,325)	$(807)	$(9,129)	$(4,139)	$(8,672)	$(5,524)
Net realized gain (loss) on investments	16,950	(2,881)	130,479	47,880	98,775	44,340
Change in net unrealized appreciation (depreciation) on investments	10,966	8,564	(31,746)	167,724	192,811	195,537

Increase (decrease) in net assets resulting from operations	26,590	4,877	89,603	211,465	282,915	234,353

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	180	-	-
Transfers for contract benefits and terminations	-	(4,015)	(911)	(19,223)	-	(3,143)
Net transfers	(10,623)	(23,374)	31,801	104,941	(4,399)	(42)
Contract maintenance charges	-	-	-	-	(133)	(21)

Increase (decrease) in net assets resulting from contract transactions	(10,623)	(27,389)	30,891	85,898	(4,532)	(3,206)

Total increase (decrease) in net assets	15,968	(22,512)	120,494	297,363	278,383	231,147

NET ASSETS:
Beginning of period	102,656	125,168	797,996	500,633	763,081	531,934

End of period	$118,624	$102,656	$918,490	$797,996	$1,041,464	$763,081

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	3,063	7,631	-	-
Units redeemed	(666)	(2,889)	(1,960)	(3,709)	(72)	(77)

Net increase (decrease)	(666)	(2,889)	1,104	3,921	(72)	(77)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL SERIES
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,398	$806	$(2,393)	$(1,319)	$4	$-
Net realized gain (loss) on investments	21	(95)	87,993	736	855	(17)
Change in net unrealized appreciation (depreciation) on investments	(1,276)	1,027	(85,214)	55,870	1,350	679

Increase (decrease) in net assets resulting from operations	142	1,737	386	55,288	2,209	662

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	50	-	-	-
Transfers for contract benefits and terminations	-	-	(3,551)	(30,415)	-	-
Net transfers	-	(3)	(146,854)	(143,211)	-	38,738
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	-	(3)	(150,354)	(173,626)	-	38,738

Total increase (decrease) in net assets	142	1,735	(149,968)	(118,339)	2,209	39,401

NET ASSETS:
Beginning of period	34,199	32,464	333,670	452,009	39,401	-

End of period	$34,341	$34,199	$183,702	$333,670	41,610	$39,401

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	10,969	5,625	-	3,874
Units redeemed	-	-	(19,565)	(18,856)	-	-

Net increase (decrease)	-	-	(8,596)	(13,232)	-	3,874

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP REIT SERIES		DELAWARE VIP SMALL CAP VALUE SERIES
	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$499	$620	$649	$(1,410)	$316
Net realized gain (loss) on investments	3,412	1,165	146	(1,021)	(29,144)
Change in net unrealized appreciation (depreciation) on investments	(2,561)	18,700	(17,933)	67,297	(11,900)

Increase (decrease) in net assets resulting from operations	1,350	20,486	(17,139)	64,865	(40,728)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	(1,861)	(639)	(1,107)
Net transfers	(41,009)	(31,166)	(26,362)	(827)	(111,096)
Contract maintenance charges	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(41,009)	(31,166)	(28,223)	(1,466)	(112,204)

Total increase (decrease) in net assets	(39,659)	(10,680)	(45,361)	63,399	(152,932)

NET ASSETS:
Beginning of period	39,657	75,110	120,471	198,080	351,012

End of period	$(2)	$64,430	$75,110	261,479	$198,080

CHANGES IN UNITS OUTSTANDING:
Units issued	8,642	-	-	3,809	14,055
Units redeemed	(12,006)	(2,549)	(2,861)	(3,856)	(24,791)

Net increase (decrease)	(3,364)	(2,549)	(2,861)	(47)	(10,737)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO		DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO		DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO
	2021	2020	2021	2020	2021	2020
		(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$359	243	$1,586	$1,256	$681	$375
Net realized gain (loss) on investments	1,269	17	7,492	2,287	119	(119)
Change in net unrealized appreciation (depreciation) on investments	2,983	1,870	13,704	13,143	2,811	(279)

Increase (decrease) in net assets resulting from operations	4,611	2,130	22,782	16,687	3,612	(23)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	(11)	(753)	(1,647)	(8,325)	-	(41)
Net transfers	(899)	18,861	(7,609)	161,945	338	1,549
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(910)	18,108	(9,256)	153,620	338	1,508

Total increase (decrease) in net assets	3,701	20,238	13,526	170,306	3,949	1,485

NET ASSETS:
Beginning of period	20,238	-	170,306	-	21,135	19,650

End of period	$23,939	20,238	183,832	$170,306	$25,084	$21,135

CHANGES IN UNITS OUTSTANDING:
Units issued	-	1,517	-	13,767	117	137
Units redeemed	(63)	(65)	(651)	(657)	(94)	(102)

Net increase (decrease)	(63)	1,452	(651)	13,109	22	35
(1) For the period of May 20, 2020 to December 31, 2020	(Continued)
(2) For the period of February 24, 2020 to December 31, 2020

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO		DIMENSIONAL VA US LARGE VALUE PORTFOLIO		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
	2021	2020	2021	2020	2021	2020
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$281	$264	$762	$2,071	$(8)	$(180)
Net realized gain (loss) on investments	1,448	258	1,980	(4,555)	549	(22,590)
Change in net unrealized appreciation (depreciation) on investments	716	1,166	27,474	8,275	1,565	(6,985)

Increase (decrease) in net assets resulting from operations	2,445	1,687	30,215	5,791	2,106	(29,755)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(41)	-	(119)	-	-
Net transfers	943	174	(3,948)	22,338	-	(44,815)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	943	133	(3,948)	22,219	-	(44,815)

Total increase (decrease) in net assets	3,389	1,820	26,268	28,010	2,106	(74,570)

NET ASSETS:
Beginning of period	18,060	16,240	119,460	91,450	5,611	80,181

End of period	$21,449	$18,060	$145,728	$119,460	$7,717	$5,611

CHANGES IN UNITS OUTSTANDING:
Units issued	100	267	106	8,607	-	-
Units redeemed	(31)	(68)	(462)	(6,027)	-	(7,474)

Net increase (decrease)	68	199	(357)	2,580	-	(7,474)
(1) For the period January 1, 2020 to December 11, 2020.	(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	DWS CAPITAL GROWTH VIP		EATON VANCE VT FLOATING-RATE INCOME FUND		FEDERATED HERMES HIGH INCOME BOND FUND II
	2021	2020	2021	2020	2021	2020
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,625)	(576)	$2,667	$6,697	$7,270	$13,096
Net realized gain (loss) on investments	19,666	8,468	(1,178)	(26,739)	2,780	(27,123)
Change in net unrealized appreciation (depreciation) on investments	7,002	34,512	2,532	1,712	(4,143)	(113)

Increase (decrease) in net assets resulting from operations	25,043	42,405	4,020	(18,330)	5,907	(14,140)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	400
Transfers for contract benefits and terminations	-	-	(50,409)	(71,598)	2,365	(111,277)
Net transfers	(34,353)	(7)	(8,742)	(181,083)	(75,134)	(82,228)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(34,353)	(7)	(59,151)	(252,682)	(72,769)	(193,105)

Total increase (decrease) in net assets	(9,310)	42,397	(55,131)	(271,012)	(66,862)	(207,245)

NET ASSETS:
Beginning of period	155,975	113,578	209,718	480,730	209,907	417,152

End of period	$146,665	155,975	$154,587	$209,718	$143,045	$209,907

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	5,356	94	367	73
Units redeemed	(817)	-	(10,583)	(24,576)	(6,632)	(19,736)

Net increase (decrease)	(817)	-	(5,228)	(24,482)	(6,265)	(19,663)
(1) For the period of December 11, 2020 to December 31, 2020.	(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	FIDELITY VIP ASSET MANAGER PORTFOLIO		FIDELITY VIP BALANCED PORTFOLIO		FIDELITY VIP CONTRAFUND PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$516	$1,080	$10,261	$25,683	$(154)	$(66)
Net realized gain (loss) on investments	5,498	2,042	293,689	36,651	1,529	58
Change in net unrealized appreciation (depreciation) on investments	11,013	20,963	247,635	500,071	1,282	2,288

Increase (decrease) in net assets resulting from operations	17,028	24,085	551,585	562,405	2,658	2,279

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	248,786	-	-
Transfers for contract benefits and terminations	-	(2,701)	(71,163)	(30,040)	-	(5)
Net transfers	(19,128)	(77)	(29,997)	(217)	-	(2)
Contract maintenance charges	(36)	(5)	-	-	(5)	-

Increase (decrease) in net assets resulting from contract transactions	(19,164)	(2,783)	(101,160)	218,529	(5)	(6)

Total increase (decrease) in net assets	(2,136)	21,302	450,425	780,934	2,653	2,273

NET ASSETS:
Beginning of period	203,120	181,818	3,176,748	2,395,814	10,197	7,924

End of period	$200,984	$203,120	$3,627,173	$3,176,748	$12,850	$10,197

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	1,762	19,022	-	-
Units redeemed	(266)	(48)	(7,544)	(2,195)	-	-

Net increase (decrease)	(266)	(48)	(5,782)	16,828	-	-

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(418)	$(227)	$(506)	$(242)	$(397)	$(192)
Net realized gain (loss) on investments	-	(105)	5,533	2,819	6,270	2,177
Change in net unrealized appreciation (depreciation) on investments	-	-	(1,629)	10,227	(421)	5,607

Increase (decrease) in net assets resulting from operations	(418)	(331)	3,399	12,804	5,453	7,592

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(255)	-	(1,836)	-	(364)
Net transfers	(108)	(8)	(2,918)	(2)	(455)	(1)
Contract maintenance charges	(2)	-	-	-	(9)	(4)

Increase (decrease) in net assets resulting from contract transactions	(110)	(264)	(2,918)	(1,838)	(464)	(369)

Total increase (decrease) in net assets	(528)	(595)	481	10,966	4,989	7,223

NET ASSETS:
Beginning of period	30,317	30,912	33,188	22,222	25,517	18,294

End of period	$29,789	$30,317	$33,669	$33,188	$30,506	$25,517

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	-	-
Units redeemed	(8)	(18)	(23)	(32)	(2)	(2)

Net increase (decrease)	(8)	(18)	(23)	(32)	(2)	(2)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	FIDELITY VIP HIGH INCOME PORTFOLIO		FIDELITY VIP INDEX 500 PORTFOLIO		FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,566	$2,440	$(222)	$985	$(2,887)	$(1,621)
Net realized gain (loss) on investments	(85)	(443)	2,845	2,362	30,507	16,324
Change in net unrealized appreciation (depreciation) on investments	(592)	(1,171)	38,217	18,281	(1,048)	30,180

Increase (decrease) in net assets resulting from operations	1,889	825	40,840	21,629	26,572	44,884

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	800	750
Transfers for contract benefits and terminations	-	(316)	-	(2,230)	-	(70,290)
Net transfers	(304)	(5)	-	(120)	(31,593)	28,435
Contract maintenance charges	(17)	(2)	(17)	(5)	-	-

Increase (decrease) in net assets resulting from contract transactions	(321)	(322)	(17)	(2,355)	(30,793)	(41,105)

Total increase (decrease) in net assets	1,568	503	40,823	19,274	(4,221)	3,778

NET ASSETS:
Beginning of period	63,927	63,424	152,473	133,199	262,062	258,284

End of period	$65,495	$63,927	$193,296	$152,473	$257,841	$262,062

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	1,140	4,623
Units redeemed	(5)	(5)	-	(5)	(2,998)	(7,724)

Net increase (decrease)	(5)	(5)	-	(5)	(1,858)	(3,100)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY VIP OVERSEAS PORTFOLIO		FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$89	$158	$(838)	$(430)	$(223)	$417
Net realized gain (loss) on investments	391	(27)	7,719	192	4,438	2,948
Change in net unrealized appreciation (depreciation) on investments	(758)	895	9,062	11,098	2,999	1,106

Increase (decrease) in net assets resulting from operations	(279)	1,025	15,943	10,860	7,214	4,471

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	600
Transfers for contract benefits and terminations	-	(3)	-	-	1,309	(14,055)
Net transfers	-	(1)	-	(5)	(24,748)	(5)
Contract maintenance charges	(6)	(4)	(2)	(2)	-	-

Increase (decrease) in net assets resulting from contract transactions	(6)	(8)	(2)	(7)	(23,439)	(13,459)

Total increase (decrease) in net assets	(285)	1,018	15,941	10,853	(16,225)	(8,988)

NET ASSETS:
Beginning of period	14,040	13,022	88,391	77,538	76,538	85,526

End of period	$13,755	$14,040	$104,332	$88,391	$60,313	$76,538

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	-	52
Units redeemed	-	-	-	-	(1,715)	(1,178)

Net increase (decrease)	-	-	-	-	(1,715)	(1,126)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	FRANKLIN INCOME VIP FUND		GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$23,821	$36,089	$153	$667	$(343)	$(356)
Net realized gain (loss) on investments	4,867	(29,228)	934	(34)	15,577	(17,334)
Change in net unrealized appreciation (depreciation) on investments	74,154	(37,786)	1,173	4,654	(5,019)	17,658

Increase (decrease) in net assets resulting from operations	102,843	(30,925)	2,260	5,287	10,215	(32)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	400	-	-	-	-
Transfers for contract benefits and terminations	4,126	(54,469)	-	-	-	(17,983)
Net transfers	(183,004)	(108,644)	(20,192)	(25,879)	(47,174)	(45,227)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(178,878)	(162,713)	(20,192)	(25,879)	(47,174)	(63,210)

Total increase (decrease) in net assets	(76,036)	(193,638)	(17,932)	(20,591)	(36,959)	(63,242)

NET ASSETS:
Beginning of period	743,787	937,425	75,375	95,966	58,056	121,298

End of period	$667,751	$743,787	$57,443	$75,375	$21,097	$58,056

CHANGES IN UNITS OUTSTANDING:
Units issued	5	2,696	-	-	-	-
Units redeemed	(13,496)	(18,135)	(1,996)	(2,469)	(2,378)	(4,727)

Net increase (decrease)	(13,491)	(15,439)	(1,996)	(2,469)	(2,378)	(4,727)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST AGGRESSIVE PROFILE FUND		GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,475	$14	$826	$1,918	$(1,385)	$8,095
Net realized gain (loss) on investments	10,790	(62,206)	48,523	(22,024)	5,144	38,549
Change in net unrealized appreciation (depreciation) on investments	(489)	45,026	(23,987)	24,115	(24,458)	(6,584)

Increase (decrease) in net assets resulting from operations	12,776	(17,166)	25,362	4,009	(20,700)	40,060

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	1,924	-	-	(5,276)	(9)	(226,514)
Net transfers	(34,773)	(134,791)	(135,516)	(3,441)	(27,156)	402,515
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(32,849)	(134,791)	(135,516)	(8,717)	(27,165)	178,852

Total increase (decrease) in net assets	(20,072)	(151,958)	(110,154)	(4,708)	(47,865)	218,912

NET ASSETS:
Beginning of period	78,441	230,399	123,253	127,961	611,721	392,809

End of period	$58,369	$78,441	$13,099	$123,253	$563,856	$611,721

CHANGES IN UNITS OUTSTANDING:
Units issued	-	2,011	-	6,630	1,018	141,792
Units redeemed	(2,124)	(14,936)	(7,869)	(7,795)	(3,392)	(125,285)

Net increase (decrease)	(2,124)	(12,925)	(7,869)	(1,165)	(2,374)	16,507

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST CONSERVATIVE PROFILE FUND		GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L		GREAT-WEST CORE BOND FUND
	2021	2020	2021	2020	2021	2020
		(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,194	9,057	$1,830	$1,507	$780	$6,881
Net realized gain (loss) on investments	26,134	2,805	48,959	372	2,918	1,902
Change in net unrealized appreciation (depreciation) on investments	(2,790)	32,363	(2,038)	63,911	(10,880)	7,920

Increase (decrease) in net assets resulting from operations	30,539	44,225	48,751	65,789	(7,182)	16,703

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	61,896	-	-
Transfers for contract benefits and terminations	-	(9,752)	-	(19,240)	-	(815)
Net transfers	(193,301)	(31,396)	(335,415)	196,082	(49,703)	99,973
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(193,301)	(41,149)	(335,415)	238,737	(49,703)	99,158

Total increase (decrease) in net assets	(162,762)	3,077	(286,663)	304,526	(56,884)	115,860

NET ASSETS:
Beginning of period	606,099	603,022	1,075,042	770,516	331,833	215,973

End of period	$443,336	606,099	$788,379	$1,075,042	$274,949	$331,833

CHANGES IN UNITS OUTSTANDING:
Units issued	-	23,792	-	-	441	10,236
Units redeemed	(15,423)	(2,079)	(27,987)	(3,566)	(4,811)	(1,813)

Net increase (decrease)	(15,423)	21,713	(27,987)	(3,566)	(4,370)	8,423
(1) For the period December 14, 2020 to December 31, 2020.	(Continued)
(2) For the period January 1, 2020 to October 23, 2020.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST EMERGING MARKETS EQUITY FUND		GREAT-WEST GLOBAL BOND FUND		GREAT-WEST GOVERNMENT MONEY MARKET FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$325	$878	$(4,084)	$1,049	$(18,445)	$(6,463)
Net realized gain (loss) on investments	2,005	97	(939)	(1,124)	(63)	(5,872)
Change in net unrealized appreciation (depreciation) on investments	(4,928)	4,870	(24,271)	18,881	63	(42)

Increase (decrease) in net assets resulting from operations	(2,598)	5,845	(29,293)	18,805	(18,445)	(12,377)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	14,517	-	36,293	12,886	1,927,110
Transfers for contract benefits and terminations	-	(1,611)	-	(2,609)	(1,095,331)	(2,195,525)
Net transfers	(2,138)	31,670	(20,389)	7,219	15,703	(603,241)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(2,138)	44,576	(20,389)	40,903	(1,066,742)	(871,656)

Total increase (decrease) in net assets	(4,735)	50,420	(49,682)	59,708	(1,085,188)	(884,033)

NET ASSETS:
Beginning of period	55,089	4,669	388,102	328,394	3,743,874	4,627,907

End of period	50,354	$55,089	$338,420	$388,102	$2,658,686	$3,743,874

CHANGES IN UNITS OUTSTANDING:
Units issued	171	4,521	1,949	15,166	318,844	1,133,772
Units redeemed	(361)	(352)	(4,221)	(11,066)	(425,655)	(1,216,747)

Net increase (decrease)	(190)	4,169	(2,272)	4,099	(106,811)	(82,974)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST HIGH YIELD BOND FUND		GREAT-WEST INFLATION- PROTECTED SECURITIES FUND		GREAT-WEST INTERNATIONAL GROWTH FUND
	2021	2020	2021	2020	2021	2020
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,231	$16,791	$439	$138	$(1,810)	(1,010)
Net realized gain (loss) on investments	20,777	(46,986)	353	319	21,530	1,528
Change in net unrealized appreciation (depreciation) on investments	(15,846)	51,955	334	1,383	(9,414)	35,784

Increase (decrease) in net assets resulting from operations	12,162	21,759	1,126	1,840	10,305	36,303

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	0	-	18,146	-	36,293
Transfers for contract benefits and terminations	(125,859)	(122,943)	-	(1,871)	145	(1,243)
Net transfers	(137,773)	(121,544)	92	(366)	(29,952)	9,346
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(263,632)	(244,487)	92	15,909	(29,808)	44,396

Total increase (decrease) in net assets	(251,469)	(222,729)	1,218	17,749	(19,503)	80,698

NET ASSETS:
Beginning of period	622,001	844,730	30,032	12,283	182,220	101,522

End of period	370,532	$622,001	$31,250	$30,032	162,717	182,220

CHANGES IN UNITS OUTSTANDING:
Units issued	417	107	190	1,841	79	3,619
Units redeemed	(19,904)	(22,794)	(198)	(347)	(1,845)	(527)

Net increase (decrease)	(19,487)	(22,687)	(8)	1,494	(1,766)	3,091
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.	(1) For the period of April 22, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST INTERNATIONAL VALUE FUND		GREAT-WEST LARGE CAP GROWTH FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,003	$7,326	$2,493	$15	$(1,822)	$10,377
Net realized gain (loss) on investments	36,982	6,741	16,391	(52,609)	179,189	168,436
Change in net unrealized appreciation (depreciation) on investments	29,221	13,421	13,663	49,772	(44,336)	47,279

Increase (decrease) in net assets resulting from operations	78,206	27,489	32,547	(2,822)	133,031	226,092

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	550	36,493	-	-	-	-
Transfers for contract benefits and terminations	-	(80,877)	(3,439)	(52,577)	-	(17,921)
Net transfers	42,640	(44,710)	(8,118)	(128,024)	(291,833)	171,640
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	43,190	(89,094)	(11,558)	(180,601)	(291,833)	153,719

Total increase (decrease) in net assets	121,396	(61,605)	20,989	(183,423)	(158,802)	379,810

NET ASSETS:
Beginning of period	824,137	885,742	335,331	518,754	720,103	340,293

End of period	945,532	$824,137	$356,320	$335,331	$561,301	$720,103

CHANGES IN UNITS OUTSTANDING:
Units issued	5,216	7,860	3,904	1	928	15,893
Units redeemed	(2,587)	(17,342)	(4,603)	(16,721)	(11,157)	(5,938)

Net increase (decrease)	2,628	(9,482)	(699)	(16,720)	(10,230)	9,956
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST LARGE CAP VALUE FUND		GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,632)	$(4,578)	$3,590	$3,142	$6,335	$5,721
Net realized gain (loss) on investments	49,128	9,949	17,974	7,534	47,342	14,345
Change in net unrealized appreciation (depreciation) on investments	104,704	9,565	2,916	17,584	3,008	41,479

Increase (decrease) in net assets resulting from operations	148,200	14,936	24,481	28,260	56,684	61,545

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(59,745)	-	-	-	-
Net transfers	(138,846)	(16,493)	-	(19)	(9,907)	8,023
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(138,846)	(76,238)	-	(19)	(9,907)	8,023

Total increase (decrease) in net assets	9,355	(61,303)	24,481	28,242	46,777	69,568

NET ASSETS:
Beginning of period	647,402	708,704	311,308	283,066	631,485	561,917

End of period	$656,756	$647,402	$335,788	$311,308	$678,262	$631,485

CHANGES IN UNITS OUTSTANDING:
Units issued	1,064	719	-	-	1,115	592
Units redeemed	(12,051)	(7,952)	-	-	(1,707)	-

Net increase (decrease)	(10,987)	(7,233)	-	-	(592)	592
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2030 FUND		GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2040 FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,302	$4,618	$10,961	$8,729	$182	46
Net realized gain (loss) on investments	30,157	14,466	53,149	23,420	808	1,122
Change in net unrealized appreciation (depreciation) on investments	9,345	26,143	22,050	58,031	400	683

Increase (decrease) in net assets resulting from operations	45,804	45,228	86,160	90,180	1,390	1,851

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	714	-	-	-	-	-
Net transfers	(1,344)	(26)	-	247,102	-	(12,832)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(630)	(26)	-	247,102	-	(12,832)

Total increase (decrease) in net assets	45,174	45,202	86,160	337,282	1,390	(10,981)

NET ASSETS:
Beginning of period	446,508	401,306	689,876	352,594	10,120	21,101

End of period	$491,682	$446,508	$776,035	$689,876	$11,510	10,120

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	19,397	-	-
Units redeemed	(41)	-	-	-	-	(873)

Net increase (decrease)	(41)	-	-	19,397	-	(873)
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST MID CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATE PROFILE FUND CLASS L
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$39,871	$(567)	$125,653	$34,062	$108,383	$7,014
Net realized gain (loss) on investments	10,953	(9,898)	276,177	20,095	457,388	(5,684)
Change in net unrealized appreciation (depreciation) on investments	11,906	(1,153)	192,589	460,095	805,029	1,141,832

Increase (decrease) in net assets resulting from operations	62,729	(11,618)	594,419	514,252	1,370,799	1,143,162

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	595,434
Transfers for contract benefits and terminations	-	(10,028)	-	(258,066)	(14,966)	(520,183)
Net transfers	(16,800)	(50,414)	(566,450)	(142,584)	(534,052)	(275,214)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(16,800)	(60,442)	(566,450)	(400,650)	(549,018)	(199,964)

Total increase (decrease) in net assets	45,930	(72,060)	27,969	113,602	821,782	943,198

NET ASSETS:
Beginning of period	227,775	299,835	5,653,271	5,539,669	13,521,060	12,577,862

End of period	$273,704	$227,775	$5,681,240	$5,653,271	$14,342,841	$13,521,060

CHANGES IN UNITS OUTSTANDING:
Units issued	-	69	-	77,387	-	-
Units redeemed	(1,145)	(5,226)	(41,162)	(101,437)	(41,133)	(34,575)

Net increase (decrease)	(1,145)	(5,158)	(41,162)	(24,051)	(41,133)	(34,575)
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$43,806	$15,872	$17,730	$8,758	$55,050	$2,715
Net realized gain (loss) on investments	53,479	(38,936)	174,725	15,654	126,234	(3,493)
Change in net unrealized appreciation (depreciation) on investments	39,468	121,019	(76,327)	167,799	69,987	269,739

Increase (decrease) in net assets resulting from operations	136,753	97,954	116,128	192,212	251,271	268,961

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	46,486	-	-	400,000	1,194,274
Transfers for contract benefits and terminations	-	(614,533)	(11,176)	(7,182)	(21,274)	(56,038)
Net transfers	(2,548)	(51,779)	(495,706)	746,753	(108,101)	(139,657)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(2,548)	(619,826)	(506,882)	739,571	270,625	998,578

Total increase (decrease) in net assets	134,205	(521,871)	(390,754)	931,782	521,896	1,267,539

NET ASSETS:
Beginning of period	1,009,023	1,530,894	1,543,863	612,081	3,120,563	1,853,024

End of period	$1,143,228	$1,009,023	$1,153,109	$1,543,863	$3,642,458	$3,120,563

CHANGES IN UNITS OUTSTANDING:
Units issued	-	4,572	42,495	108,570	29,886	71,405
Units redeemed	(179)	(56,288)	(80,753)	(19,280)	(10,408)	(924)

Net increase (decrease)	(179)	(51,716)	(38,258)	89,290	19,478	70,481
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST MULTI- SECTOR BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST S&P 500® INDEX FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,119	$20,513	$(930)	$2,426	$(47,040)	$15,015
Net realized gain (loss) on investments	40,401	6,240	25,389	(38,024)	1,583,138	983,701
Change in net unrealized appreciation (depreciation) on investments	(50,617)	29,793	59,546	(45,470)	1,685,139	734,734

Increase (decrease) in net assets resulting from operations	(2,098)	56,546	84,005	(81,068)	3,221,236	1,733,450

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	560	960	200	200	1,100	37,318
Transfers for contract benefits and terminations	(58,655)	(209,869)	(50,762)	(48,293)	(68,292)	(755,383)
Net transfers	(225,876)	(19,205)	(101,962)	(81,991)	(1,004,253)	708,554
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(283,971)	(228,114)	(152,524)	(130,085)	(1,071,445)	(5,519)

Total increase (decrease) in net assets	(286,069)	(171,568)	(68,519)	(211,152)	2,149,792	1,727,931

NET ASSETS:
Beginning of period	884,225	1,055,793	309,562	520,714	12,197,767	10,469,836

End of period	$598,156	$884,225	$241,042	$309,562	$14,347,559	$12,197,767

CHANGES IN UNITS OUTSTANDING:
Units issued	5,144	3,890	13,276	395	156,271	486,226
Units redeemed	(28,009)	(23,652)	(26,081)	(13,651)	(205,405)	(491,706)

Net increase (decrease)	(22,865)	(19,762)	(12,805)	(13,256)	(49,134)	(5,480)
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST S&P MID CAP 400® INDEX FUND		GREAT-WEST S&P SMALL CAP 600® INDEX FUND		GREAT-WEST SECUREFOUNDATION® BALANCED FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,144	$4,546	$27,762	$15,862	$172,876	$235,143
Net realized gain (loss) on investments	173,286	42,457	314,499	(30,964)	2,040,248	911,285
Change in net unrealized appreciation (depreciation) on investments	350,366	139,763	246,052	177,408	(210,210)	1,271,200

Increase (decrease) in net assets resulting from operations	533,796	186,766	588,313	162,307	2,002,914	2,417,628

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	800	22,101	6,186	37,193	148,229	506,206
Transfers for contract benefits and terminations	(106,650)	(239,226)	(97,964)	(143,260)	(317,854)	(952,772)
Net transfers	(185,491)	(213,936)	(288,139)	(5,439)	(3,891,987)	(1,616,588)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(291,341)	(431,061)	(379,917)	(111,506)	(4,061,612)	(2,063,154)

Total increase (decrease) in net assets	242,455	(244,295)	208,396	50,800	(2,058,698)	354,474

NET ASSETS:
Beginning of period	2,496,692	2,740,987	2,461,803	2,411,003	22,303,109	21,948,635

End of period	$2,739,147	$2,496,692	$2,670,199	$2,461,803	$20,244,411	$22,303,109

CHANGES IN UNITS OUTSTANDING:
Units issued	3,489	14,838	12,212	19,143	10,410	70,191
Units redeemed	(18,397)	(60,394)	(31,162)	(37,480)	(275,561)	(235,934)

Net increase (decrease)	(14,908)	(45,556)	(18,950)	(18,336)	(265,152)	(165,743)
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST SHORT DURATION BOND FUND		GREAT-WEST SMALL CAP GROWTH FUND		GREAT-WEST SMALL CAP VALUE FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,823	$18,735	$5,901	$5,697	$11,347	$(988)
Net realized gain (loss) on investments	13,313	3,981	17,893	(17,688)	16,211	(15,485)
Change in net unrealized appreciation (depreciation) on investments	(27,887)	26,417	(11,036)	29,375	89,645	44,377

Increase (decrease) in net assets resulting from operations	(8,752)	49,133	12,758	17,384	117,203	27,905

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	36,153	-	-	-	-	-
Transfers for contract benefits and terminations	(39,999)	(14,736)	(3,638)	(41,632)	-	(24,972)
Net transfers	(22,596)	309,160	(21,945)	(5,190)	(6,805)	226,111
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(26,442)	294,424	(25,583)	(46,822)	(6,805)	201,138

Total increase (decrease) in net assets	(35,194)	343,556	(12,825)	(29,438)	110,398	229,043

NET ASSETS:
Beginning of period	1,370,995	1,027,439	110,714	140,152	405,955	176,912

End of period	$1,335,801	$1,370,995	$97,889	$110,714	516,353	$405,955

CHANGES IN UNITS OUTSTANDING:
Units issued	3,619	36,547	-	-	-	21,056
Units redeemed	(5,755)	(8,466)	(1,102)	(3,660)	(469)	(4,644)

Net increase (decrease)	(2,136)	28,081	(1,102)	(3,660)	(469)	16,412
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST U.S. GOVERNMENT SECURITIES FUND		INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,860)	$(6,217)	$1,427	$3,033	$(1,678)	$(274)
Net realized gain (loss) on investments	108,811	38,101	10,828	34,584	27,163	3,029
Change in net unrealized appreciation (depreciation) on investments	59,592	199,093	(28,276)	13,113	(10,227)	22,055

Increase (decrease) in net assets resulting from operations	159,543	230,977	(16,020)	50,730	15,258	24,810

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	560	560	19,542	-	-	-
Transfers for contract benefits and terminations	5,592	(31,679)	(21,371)	(319,008)	257	(861)
Net transfers	(148,516)	77,852	(31,368)	(116,920)	(47,917)	(9,518)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(142,364)	46,733	(33,197)	(435,928)	(47,660)	(10,379)

Total increase (decrease) in net assets	17,179	277,710	(49,217)	(385,198)	(32,402)	14,430

NET ASSETS:
Beginning of period	1,256,605	978,895	645,335	1,030,533	145,942	131,512

End of period	$1,273,784	$1,256,605	$596,118	$645,335	$113,540	$145,942

CHANGES IN UNITS OUTSTANDING:
Units issued	432	5,361	1,888	29,969	-	-
Units redeemed	(6,585)	(2,436)	(4,755)	(69,721)	(3,104)	(846)

Net increase (decrease)	(6,153)	2,925	(2,867)	(39,752)	(3,104)	(846)
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND		INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND		INVESCO V.I. GLOBAL REAL ESTATE FUND
	2021	2020	2021	2020	2021	2020
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,035)	$(2,148)	$140	$341	$796	$1,588
Net realized gain (loss) on investments	85,319	(62,103)	762	(0)	2	1,010
Change in net unrealized appreciation (depreciation) on investments	51,899	126,167	(1,440)	972	9,072	(8,861)

Increase (decrease) in net assets resulting from operations	131,182	61,916	(538)	1,313	9,870	(6,263)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	(912)	(35,157)	-	-	-	-
Net transfers	(112,573)	6,106	2,588	(315)	-	(2)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(113,485)	(29,050)	2,588	(315)	-	(2)

Total increase (decrease) in net assets	17,697	32,865	2,050	998	9,870	(6,265)

NET ASSETS:
Beginning of period	645,114	612,249	17,287	16,289	40,614	46,878

End of period	662,812	$645,114	$19,337	$17,287	$50,483	$40,614

CHANGES IN UNITS OUTSTANDING:
Units issued	1,838	9,378	229	-	-	-
Units redeemed	(8,123)	(14,578)	-	(28)	-	-

Net increase (decrease)	(6,284)	(5,200)	229	(28)	-	-
	(1) For the period September 2, 2020 to December 31, 2020.	(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. SMALL CAP EQUITY FUND
	2021	2020	2021	2020	2021	2020
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,558	$9,106	$1,285	$3,412	$(186)	(85)
Net realized gain (loss) on investments	3,297	(4,879)	17,013	4,315	930	952
Change in net unrealized appreciation (depreciation) on investments	174,506	(2,763)	(7,174)	17,726	1,765	1,853

Increase (decrease) in net assets resulting from operations	184,361	1,464	11,124	25,454	2,509	2,720

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	16,544	910	-	-	-	-
Transfers for contract benefits and terminations	(26,589)	(11,059)	-	(1,495)	-	-
Net transfers	(26,703)	(39,395)	(10,524)	(5)	-	(1)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(36,748)	(49,544)	(10,524)	(1,500)	-	(1)

Total increase (decrease) in net assets	147,613	(48,079)	600	23,954	2,509	2,719

NET ASSETS:
Beginning of period	676,062	724,141	219,109	195,155	13,447	10,728

End of period	823,674	$676,062	$219,709	$219,109	$15,956	13,447

CHANGES IN UNITS OUTSTANDING:
Units issued	1,175	96	-	-	-	-
Units redeemed	(2,588)	(4,144)	(778)	(135)	-	-

Net increase (decrease)	(1,413)	(4,048)	(778)	(135)	-	-
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	IVY VIP ENERGY		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES
	2021	2020	2021	2020	2021	2020
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3)	$233	$2,223	$28,448	$(8,902)	(8,222)
Net realized gain (loss) on investments	(34,472)	(53,204)	50,133	74,069	257,416	60,166
Change in net unrealized appreciation (depreciation) on investments	40,160	(5,520)	195,553	99,177	(82,314)	114,573

Increase (decrease) in net assets resulting from operations	5,684	(58,491)	247,909	201,694	166,200	166,517

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	490	46,976	75	180
Transfers for contract benefits and terminations	(27,263)	(3,556)	(108,215)	(30,183)	(6,131)	(127,055)
Net transfers	(3,542)	(6,688)	(79,471)	114,935	(450,044)	29,072
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(30,805)	(10,244)	(187,197)	135,457	(456,100)	(97,802)

Total increase (decrease) in net assets	(25,120)	(68,735)	60,713	337,151	(289,900)	68,714

NET ASSETS:
Beginning of period	36,788	105,523	1,661,671	1,324,520	1,250,214	1,181,500

End of period	$11,668	$36,788	$1,722,384	$1,661,671	$960,314	1,250,214

CHANGES IN UNITS OUTSTANDING:
Units issued	5,662	45,842	73	36,484	10,681	11,030
Units redeemed	(12,327)	(52,646)	(8,934)	(26,812)	(30,929)	(17,766)

Net increase (decrease)	(6,665)	(6,804)	(8,861)	9,673	(20,248)	(6,736)
	(1) For the period May 6, 2020 to December 31, 2020.	(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO		JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
	2021	2020	2021	2020	2021	2020
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$946	$13,392	$(207)	230	$247	$781
Net realized gain (loss) on investments	62,138	(1,514)	148	(473)	3,162	(687)
Change in net unrealized appreciation (depreciation) on investments	(87,359)	41,361	9,393	10,194	(2,270)	(136)

Increase (decrease) in net assets resulting from operations	(24,276)	53,239	9,334	9,952	1,138	(42)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	(183,257)	(8,894)	-	(2)	(4,338)	(1,755)
Net transfers	(348,981)	526,048	-	(5)	(28,130)	(9,235)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(532,238)	517,154	-	(7)	(32,468)	(10,990)

Total increase (decrease) in net assets	(556,514)	570,393	9,334	9,944	(31,330)	(11,033)

NET ASSETS:
Beginning of period	1,107,919	537,526	77,738	67,794	34,821	45,854

End of period	$551,405	$1,107,919	$87,072	77,738	$3,491	$34,821

CHANGES IN UNITS OUTSTANDING:
Units issued	542	48,821	-	-	116	57
Units redeemed	(46,868)	(4,198)	-	-	(2,804)	(1,152)

Net increase (decrease)	(46,326)	44,623	-	-	(2,688)	(1,095)
	(1) For the period November 2, 2020 to December 31, 2020.	(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO		MFS VIT II INTERNATIONAL GROWTH PORTFOLIO
	2021	2020	2021	2020	2021
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,062)	$(1)	$(175)	$(168)	$(45)
Net realized gain (loss) on investments	59,664	2,027	19,331	5,226	394
Change in net unrealized appreciation (depreciation) on investments	(28,483)	47,857	(19,444)	19,529	(22)

Increase (decrease) in net assets resulting from operations	30,119	49,882	(287)	24,587	327

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-
Transfers for contract benefits and terminations	-	(8,865)	-	-	-
Net transfers	(116,504)	81,582	(22,344)	(1)	9,333
Contract maintenance charges	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(116,504)	72,716	(22,344)	(1)	9,333

Total increase (decrease) in net assets	(86,385)	122,598	(22,631)	24,586	9,660

NET ASSETS:
Beginning of period	133,255	10,657	58,940	34,354	-

End of period	$46,870	$133,255	$36,309	$58,940	$9,660

CHANGES IN UNITS OUTSTANDING:
Units issued	-	21,698	-	-	726
Units redeemed	(7,980)	(11,406)	(741)	-	-

Net increase (decrease)	(7,980)	10,291	(741)	-	726
(1) For period of April 15, 2021 to December 31, 2021.

(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	MFS VIT II TECHNOLOGY PORTFOLIO		MFS VIT III BLENDED RESEARCH CORE EQUITY PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(20,995)	$(13,926)	$25	$1,392	$(582)	$(228)
Net realized gain (loss) on investments	399,011	46,122	17,246	3,112	6,074	(230)
Change in net unrealized appreciation (depreciation) on investments	(131,444)	619,027	8,402	12,112	20,368	(2,256)

Increase (decrease) in net assets resulting from operations	246,572	651,223	25,672	16,616	25,859	(2,714)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	820	1,090	-	120	-	-
Transfers for contract benefits and terminations	(93,870)	(114,065)	-	(1,088)	-	(6,168)
Net transfers	(371,674)	112,447	(80,382)	(36,850)	(50,363)	(4,042)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(464,725)	(528)	(80,382)	(37,818)	(50,363)	(10,210)

Total increase (decrease) in net assets	(218,153)	650,695	(54,710)	(21,202)	(24,504)	(12,924)

NET ASSETS:
Beginning of period	2,227,466	1,576,771	159,896	181,098	101,163	114,087

End of period	$2,009,312	$2,227,466	$105,185	$159,896	$76,659	$101,163

CHANGES IN UNITS OUTSTANDING:
Units issued	8,182	17,691	-	81	-	61
Units redeemed	(23,177)	(20,023)	(4,571)	(2,961)	(3,184)	(1,145)

Net increase (decrease)	(14,996)	(2,332)	(4,571)	(2,880)	(3,184)	(1,083)
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO		NVIT EMERGING MARKETS FUND		PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,048)	$(606)	$(29)	$33	$3,585	$4,717
Net realized gain (loss) on investments	12,626	6,189	29	(7)	337	(2,901)
Change in net unrealized appreciation (depreciation) on investments	29,573	22,823	(566)	624	27,191	(3,036)

Increase (decrease) in net assets resulting from operations	40,151	28,406	(566)	650	31,112	(1,220)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	(132)	-	-	(2)	(84)	(1,021)
Net transfers	(8,886)	(10)	-	-	(1,492)	(4,309)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(9,018)	(10)	-	(2)	(1,576)	(5,331)

Total increase (decrease) in net assets	31,133	28,396	(566)	648	29,537	(6,550)

NET ASSETS:
Beginning of period	186,241	157,845	6,381	5,733	99,015	105,565

End of period	$217,374	$186,241	$5,814	$6,381	$128,551	$99,015

CHANGES IN UNITS OUTSTANDING:
Units issued	1,065	-	-	-	-	-
Units redeemed	(933)	-	-	-	(191)	(830)

Net increase (decrease)	132	-	-	-	(191)	(830)
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$183	$859	$(1,881)	$1,038	$2,577	$211
Net realized gain (loss) on investments	9,749	4,075	218	(1,654)	1,691	(83)
Change in net unrealized appreciation (depreciation) on investments	(12,747)	5,872	(4,758)	6,472	(1,305)	4,206

Increase (decrease) in net assets resulting from operations	(2,816)	10,805	(6,420)	5,857	2,963	4,334

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	(64,426)	(12,017)	-	(20,667)	(272)	-
Net transfers	(49,197)	56,308	(88,256)	64,330	104,579	(22)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(113,623)	44,291	(88,256)	43,663	104,307	(22)

Total increase (decrease) in net assets	(116,438)	55,097	(94,676)	49,520	107,270	4,312

NET ASSETS:
Beginning of period	128,407	73,310	383,756	334,236	46,323	42,011

End of period	$11,968	$128,407	$289,080	$383,756	$153,593	$46,323

CHANGES IN UNITS OUTSTANDING:
Units issued	3,232	4,379	668	7,923	9,541	-
Units redeemed	(12,436)	(921)	(9,370)	(3,651)	(886)	-

Net increase (decrease)	(9,203)	3,458	(8,702)	4,271	8,655	-
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	PIMCO VIT SHORT TERM PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO		PUTNAM VT EQUITY INCOME FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$212	$622	$6,050	$10,630	$(8)	$398
Net realized gain (loss) on investments	8	(982)	35,589	14,204	2,564	3,167
Change in net unrealized appreciation (depreciation) on investments	(1,060)	738	(61,340)	33,780	11,904	(1,130)

Increase (decrease) in net assets resulting from operations	(840)	378	(19,701)	58,614	14,460	2,435

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	36,473	-	90,732	-	-
Transfers for contract benefits and terminations	-	(2,969)	-	(40,851)	-	-
Net transfers	14,254	(28,664)	(111,334)	11,946	-	(3)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	14,254	4,839	(111,334)	61,826	-	(3)

Total increase (decrease) in net assets	13,414	5,217	(131,035)	120,440	14,460	2,433

NET ASSETS:
Beginning of period	77,465	72,248	852,816	732,376	56,075	53,642

End of period	$90,879	$77,465	$721,781	$852,816	$70,535	$56,075

CHANGES IN UNITS OUTSTANDING:
Units issued	1,375	4,265	1,345	16,673	-	-
Units redeemed	(76)	(3,922)	(10,387)	(11,175)	-	-

Net increase (decrease)	1,299	343	(9,042)	5,498	-	-
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL EQUITY FUND		PUTNAM VT GROWTH OPPORTUNITIES FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(530)	$803	$(64)	$(196)	$(16,835)	$(10,006)
Net realized gain (loss) on investments	2,812	1,392	5,087	178	217,159	101,932
Change in net unrealized appreciation (depreciation) on investments	9,701	7,214	(864)	2,439	82,583	268,735

Increase (decrease) in net assets resulting from operations	11,983	9,409	4,159	2,421	282,907	360,661

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	120
Transfers for contract benefits and terminations	-	-	133	(915)	-	(131,735)
Net transfers	-	(6)	(23,342)	613	(217,627)	(205,490)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	-	(6)	(23,209)	(302)	(217,627)	(337,105)

Total increase (decrease) in net assets	11,983	9,403	(19,050)	2,119	65,280	23,555

NET ASSETS:
Beginning of period	95,168	85,765	31,516	29,397	1,385,184	1,361,629

End of period	$107,151	$95,168	$12,466	$31,516	$1,450,464	$1,385,184

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	18	48	11	4,378
Units redeemed	-	-	(1,516)	(82)	(7,727)	(23,976)

Net increase (decrease)	-	-	(1,498)	(33)	(7,716)	(19,598)
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND		PUTNAM VT INTERNATIONAL GROWTH FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$190	$1,814	$(131)	$196	$16	$(83)
Net realized gain (loss) on investments	1,394	1,578	3,648	(1,664)	3,091	(30)
Change in net unrealized appreciation (depreciation) on investments	(3,233)	(1,292)	(1,271)	(2,092)	(3,018)	2,766

Increase (decrease) in net assets resulting from operations	(1,650)	2,101	2,246	(3,559)	89	2,653

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	(4,154)	(95)	(279)	-	-
Net transfers	(35,221)	(30,637)	(1,190)	(54,387)	(12,789)	-
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(35,221)	(34,791)	(1,285)	(54,666)	(12,789)	-

Total increase (decrease) in net assets	(36,871)	(32,690)	961	(58,225)	(12,699)	2,653

NET ASSETS:
Beginning of period	48,051	80,741	16,370	74,595	12,699	10,046

End of period	$11,180	$48,051	$17,331	$16,370	-	$12,699

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	2,236	47	-	-
Units redeemed	(3,092)	(3,101)	(2,260)	(5,364)	(860)	-

Net increase (decrease)	(3,092)	(3,101)	(24)	(5,317)	(860)	-
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI-CAP CORE FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$66	$100	$(980)	$6,715	$(263)	$45
Net realized gain (loss) on investments	104	48	(32)	(297)	16,139	5,689
Change in net unrealized appreciation (depreciation) on investments	846	49	(3,031)	(8,733)	(1,759)	6,507

Increase (decrease) in net assets resulting from operations	1,016	197	(4,044)	(2,315)	14,117	12,240

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	(107)	(2,370)
Net transfers	-	-	-	(5)	(49,903)	(19,111)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	-	-	-	(5)	(50,010)	(21,481)

Total increase (decrease) in net assets	1,016	197	(4,044)	(2,320)	(35,894)	(9,241)

NET ASSETS:
Beginning of period	7,484	7,287	82,310	84,630	77,543	86,784

End of period	$8,499	$7,484	$78,266	$82,310	$41,649	$77,543

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	-	-
Units redeemed	-	-	-	-	(2,622)	(1,332)

Net increase (decrease)	-	-	-	-	(2,622)	(1,332)
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	PUTNAM VT RESEARCH FUND		PUTNAM VT SMALL CAP GROWTH FUND		PUTNAM VT SMALL CAP VALUE FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(76)	$(15)	$(389)	$(205)	$(914)	$178
Net realized gain (loss) on investments	513	610	2,528	939	62	2,086
Change in net unrealized appreciation (depreciation) on investments	956	348	1,627	9,140	56,393	5,579

Increase (decrease) in net assets resulting from operations	1,392	943	3,766	9,874	55,540	7,843

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	(1,809)	-	-
Net transfers	(68)	(480)	-	(1)	21,470	(2,918)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(68)	(480)	-	(1,810)	21,470	(2,918)

Total increase (decrease) in net assets	1,324	463	3,766	8,064	77,010	4,925

NET ASSETS:
Beginning of period	6,178	5,715	30,104	22,040	147,240	142,315

End of period	$7,502	$6,178	$33,870	$30,104	$224,250	$147,240

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	-	1,467	19,945
Units redeemed	(3)	(33)	-	(117)	(103)	(19,858)

Net increase (decrease)	(3)	(33)	-	(117)	1,365	87
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(48,279)	$(28,096)	$(15,745)	$(10,103)	$(1,558)	$(324)
Net realized gain (loss) on investments	1,057,241	395,505	289,268	112,494	8,512	(46,962)
Change in net unrealized appreciation (depreciation) on investments	(172,256)	928,035	(109,730)	241,916	23,172	50,676

Increase (decrease) in net assets resulting from operations	836,706	1,295,444	163,793	344,308	30,125	3,390

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	9,989	101,240	1,140	950	-	-
Transfers for contract benefits and terminations	(176,311)	(188,291)	(4,011)	(115,241)	(59,609)	(6,952)
Net transfers	(663,270)	381,413	(438,266)	134,681	(15,875)	(8,842)
Contract maintenance charges	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(829,592)	294,362	(441,137)	20,390	(75,485)	(15,794)

Total increase (decrease) in net assets	7,114	1,589,806	(277,344)	364,698	(45,360)	(12,403)

NET ASSETS:
Beginning of period	5,532,807	3,943,001	1,512,034	1,147,336	213,844	226,247

End of period	$5,539,921	$5,532,807	$1,234,690	$1,512,034	$168,484	$213,844

CHANGES IN UNITS OUTSTANDING:
Units issued	14,730	64,389	8,595	16,710	-	2,936
Units redeemed	(48,761)	(50,995)	(28,908)	(14,383)	(8,252)	(8,800)

Net increase (decrease)	(34,031)	13,394	(20,313)	2,327	(8,252)	(5,864)
(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2021

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-2 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It was established to receive and invest premium payments under individual variable annuity policies issued by the Company. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide account funds to pay contract values under the Contracts. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The outbreak of the novel strain of coronavirus, specifically identified as ‘COVID-19’, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Series Account in future periods. Management will continue to monitor developments and their impact on the fair value of the subaccounts in which the Separate Account invests.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2021, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the series annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in the payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from Units Sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

Investment Division	Purchases	Sales
Alger Large Cap Growth Portfolio	$-	$11
Alger Mid Cap Growth Portfolio	-	364
Alger Small Cap Growth Portfolio	-	36,522
Alps Alerian Energy Infrastructure Portfolio	52,069	54,617
Alps Red Rocks Listed Private Equity Portfolio	135	8,149
American Century Investments VP Inflation Protection Fund	7,242	327,872
American Century Investments VP Mid Cap Value Fund	23,503	73,299
American Century Investments VP Value Fund	92,326	120,054
American Funds IS Blue Chip Income And Growth Fund	10,709	113,414
American Funds IS Global Growth And Income Fund	30,182	4,942
American Funds IS Growth Fund	126,615	130,122
American Funds IS Growth-Income Fund	577,683	582,858
American Funds IS International Fund	7,817	20,981
American Funds IS New World Fund	-	5,835
Blackrock 60/40 Target Allocation ETF VI Fund	719,993	539,788
Blackrock Global Allocation VI Fund	1,044	63,732
Blackrock High Yield VI Fund	9,774	157,955
Bny Mellon IP Technology Growth Portfolio	-	72,617
Bny Mellon Sustainable U.S. Equity Portfolio	-	4
Clearbridge Variable Large Cap Growth Portfolio	8,555	157,305
Clearbridge Variable Mid Cap Portfolio	-	10,623
Clearbridge Variable Small Cap Growth Portfolio	76,491	45,600
Columbia Variable Portfolio - Seligman Global Technology Fund	-	4,532
Delaware VIP Emerging Markets Svc Class	181,592	331,947
Delaware VIP Reit Series	-	31,166
Delaware VIP Small Cap Value Series Svc	52,069	53,535
DFA VA International Small Portfolio	1,211	390
DFA VA International Value Portfolio	1,292	1,076
DFA VA US Large Value	1,475	6,273
Dimensional VA Equity Allocation Portfolio	-	910
Dimensional VA Global Moderate Allocation Portfolio	-	9,256
DWS Capital Growth VIP	-	34,355
Eaton Vance VT Floating-Rate Income Fund	60,573	119,725

Investment Division	Purchases	Sales
Federated High Income Bond II Svc	$4,372	$77,141
Fidelity VIP Asset Manager Initial	-	19,164
Fidelity VIP Balanced Service 2	28,848	130,008
Fidelity VIP Government Money Market Portfolio Init	-	110
Fidelity VIP Growth Initial	-	464
Fidelity VIP Growth Opportunities Init	-	2,918
Fidelity VIP High Income Initial	-	321
Fidelity VIP II Contrafund	-	5
Fidelity VIP Index 500 Initial	-	17
Fidelity VIP Intl Capital Apprec Svc 2	18,631	49,423
Fidelity VIP Investment Grade Bond Init	-	6
Fidelity VIP Overseas Initial	-	2
First Trust/Dow Jones Dividend & Income Allocation Portfolio	-	23,456
Franklin Income VIP 4	66	178,878
Goldman Sachs VIT Multi-Strat Alts Adv	-	20,192
Goldman Sachs VIT US Equity Insights Svc	-	47,174
Great-West Aggressive Profile Fund	-	32,849
Great-West Ariel Mid Cap Value Fund	-	135,516
Great-West Bond Index Fund	11,723	40,460
Great-West Conservative Profile Fund	-	193,301
Great-West Conservative Profile Fund Class L	-	335,752
Great-West Core Bond Fund	5,215	54,917
Great-West Emerging Markets Equity Fund	2,083	4,352
Great-West Global Bond Fund	19,610	40,507
Great-West Government Money Market Fund	3,250,839	4,317,849
Great-West High Yield Bond Fund	5,442	269,074
Great-West Inflation- Protected Securities Fund	2,168	2,241
Great-West International Growth Fund	1,338	31,477
Great-West International Index Fund	78,266	36,754
Great-West International Value Fund	52,588	64,146
Great-West Large Cap Growth Fund	24,244	316,076
Great-West Large Cap Value Fund	14,455	153,301
Great-West Lifetime 2025 Fund	16,063	25,970
Great-West Lifetime 2030 Fund	-	630
Great-West Mid Cap Value Fund	-	16,800
Great-West Moderate Profile Fund	-	566,450
Great-West Moderate Profile Fund Class L	-	554,181
Great-West Moderately Aggressive Profile Fund	-	2,548
Great-West Moderately Conservative Profile Fund	541,937	1,057,532

Investment Division	Purchases	Sales
Great-West Moderately Conservative Profile Fund Class L	$400,000	$133,377
Great-West Multi- Sector Bond Fund	64,312	348,247
Great-West Real Estate Index Fund	187,480	339,974
Great-West S&P 500® Index Fund	3,019,814	4,096,572
Great-West S&P Mid Cap 400® Index Fund	59,221	351,136
Great-West S&P Small Cap 600® Index Fund	219,995	600,887
Great-West Securefoundation® Balanced Fund	151,724	4,216,322
Great-West Short Duration Bond Fund	40,484	66,926
Great-West Small Cap Growth Fund	-	25,583
Great-West Small Cap Value Fund	-	6,805
Great-West T. Rowe Price Mid Cap Growth Fund	8,741	151,105
Great-West U.S. Government Securities Fund	20,869	54,066
Invesco Oppenheimer V.I. International Growth Fund	-	47,660
Invesco Oppenheimer V.I. Main Street Small Cap Fund	33,894	147,379
Invesco Oppenheimer V.I. Total Return Bond Fund	2,588	-
Invesco V.I. Growth & Income Fund	16,544	53,292
Invesco V.I. International Growth Fund	-	10,524
Ivy VIP Energy	25,444	56,249
Janus Henderson Balanced Svc	1,220	188,520
Janus Henderson Enterprise Svc	245,554	701,766
Janus Henderson Flexible Bond Svc	6,190	538,428
Jpmorgan Insurance Tr Small Cap Core 2	-	116,504
Jpmorgan Insurance Trust Inc Bldr 2	1,379	33,824
Lord Abbett Series Developing Growth Vc	-	22,344
MFS VIT II International Growth Portfolio	9,333	-
MFS VIT II Technology Portfolio	260,665	725,562
MFS VIT III Blended Research Core Equity Portfolio	-	80,382
MFS VIT III Blended Research Small Cap Equity Portfolio	-	50,363
Neuberger Berman Amt Sustainable Eq S	18,205	27,223
Pimco VIT Commodity Real Ret Strat Adv	-	1,576
Pimco VIT Long-Term Us Govt Adv	35,548	149,171
Pimco VIT Low Duration Adv	6,913	96,435
Pimco VIT Real Return Adv	114,994	10,687
Pimco VIT Short-Term Adv	14,737	811
Pimco VIT Total Return Adv	16,134	129,742
Putnam VT Focused International Equity Ib	267	23,476

Investment Division	Purchases	Sales
Putnam VT Growth Opportunities IB	$284	$217,911
Putnam VT Income IB	-	35,221
Putnam VT International Equity IB	28,038	29,323
Putnam VT International Growth IB	-	12,789
Putnam VT Multi-Cap Core IB	-	50,010
Putnam VT Research IB	-	68
Putnam VT Small Cap Value IB	23,185	1,715
T. Rowe Price Blue Chip Growth Portfolio Class II	375,782	1,206,208
T. Rowe Price Health Sciences Portfolio Class II	187,211	628,318
Van Eck VIP Global Resources S	-	75,728
3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account, an annual maintenance charge of $30 on accounts under $75,000, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract Maintenance Charges on the accompanying Statement of Changes in Net Assets of the applicable Investment Divisions, is waived on certain contracts.

Transfer Fees

The Company deducts from each participant’s account a fee of $25 for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. The Company deducts from certain Investment Divisions assets, a fee of $25 for SmartTrack Advisor and $15 for SmartTrack II-5 Year contracts in excess of 12 transfers in any calendar year. These charges are recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions and may be waived under certain circumstances.

Charges Incurred for Surrenders

The Company deducts from each participant’s account, a maximum fee of 6% and, in the SmartTrack II and SmartTrack II-5 Year contracts, a maximum fee of 7% of an amount withdrawn that is deemed to be premium in excess of the free withdrawal amount. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from units sold on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risk

The Company assumes mortality and expense risk related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division equal to an effective annual rate of 1.25%; a daily charge from the unit value of each Investment Division of the SmartTrack II-5 Year contract equal to an effective annual rate of 1.20%; a daily charge from the unit value of each Investment Division of the SmartTrack contract equal to an effective annual rate of 0.25% or 0.45%; a daily charge from the unit value of each Investment Division of the SmartTrack Advisor contract equal to an effective annual rate of 0.20% or 0.40%; and a daily charge from the unit value of each Investment Division of the SmartTrack II contract equal to an effective annual rate of 1.00% or 1.20%, depending on if the death benefit option is chosen. In addition, an effective annual rate of 0.15% of each Investment Division is deducted as daily administration fees. The charges are recognized as Mortality and Expense Risk in the Statement of Operations and Contract Maintenance Charges in the Statement of Changes of in Net Assets of the applicable Investment Division.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in SmartTrack and SmartTrack II annuity contracts and a quarterly charge equal to a maximum annual rate of 2.25% from the covered fund value in SmartTrack II-5 Year and SmartTrack Advisor contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 1.00% for SmartTrack contracts; 0.65% to 0.90% for SmartTrack II contracts, depending on the type of rider selected; 0.65% to 1.30% for SmartTrack II-5 Year contracts, depending on the type of rider selected; and 0.90% to 1.30% for SmartTrack Advisor contracts, depending on the type of rider selected. If applicable, this charge is recognized as Contract Maintenance Charges on the Statement of Changes in Net Assets of the applicable Investment Division.

Fund Facilitation Fee

The Company deducts from certain Investment Division assets in the SmartTrack Advisor and SmartTrack II-5 Year contracts, a daily charge equal to an effective annual rate of 0.35% for fund facilitation. These fees are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it has investment activity during the period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

ALGER CAPITAL APPRECIATION PORTFOLIO
2021	1	$281.55	to	$270.39	$289	0.00%	1.25%	to	1.40%	22.31%	to	17.47%
2020	1	$230.18	to	$230.18	$246	0.00%	1.40%	to	1.40%	39.78%	to	39.78%
2019	1	$164.67	to	$164.67	$176	0.00%	1.40%	to	1.40%	31.73%	to	31.73%
2018	1	$125.01	to	$125.01	$134	0.08%	1.40%	to	1.40%	(1.50)%	to	(1.50)%
2017	1	$126.94	to	$126.94	$136	0.17%	1.40%	to	1.40%	29.27%	to	29.27%
ALGER LARGE CAP GROWTH PORTFOLIO
2021	1	$305.90	to	$291.13	$220	0.00%	1.25%	to	1.40%	15.88%	to	10.29%
2020	1	$263.97	to	$263.97	$200	0.21%	1.40%	to	1.40%	64.71%	to	64.71%
2019	1	$160.26	to	$160.26	$121	0.00%	1.40%	to	1.40%	25.66%	to	25.66%
2018	1	$127.54	to	$127.54	$96	0.00%	1.40%	to	1.40%	0.78%	to	0.78%
2017	1	$126.47	to	$126.47	$96	0.00%	1.40%	to	1.40%	26.69%	to	26.69%
ALGER MID CAP GROWTH PORTFOLIO
2021	1	$183.46	to	$175.76	$116	0.00%	1.25%	to	1.40%	7.26%	to	2.75%
2020	1	$171.05	to	$171.05	$113	0.00%	1.40%	to	1.40%	62.35%	to	62.35%
2019	1	$105.36	to	$105.36	$70	0.00%	1.40%	to	1.40%	28.45%	to	28.45%
2018	1	$82.03	to	$82.03	$54	0.00%	1.40%	to	1.40%	(8.74)%	to	(8.74)%
2017	1	$89.85	to	$89.85	$60	0.00%	1.40%	to	1.40%	28.00%	to	28.00%
ALGER SMALL CAP GROWTH PORTFOLIO
2021	1	$225.29	to	$22.93	$238	0.00%	0.25%	to	1.40%	(2.65)%	to	(7.18)%
2020	2	$231.41	to	$24.70	$290	1.22%	1.20%	to	1.40%	64.84%	to	65.11%
2019	2	$140.39	to	$14.96	$176	0.00%	1.20%	to	1.40%	27.54%	to	27.80%
2018	2	$110.08	to	$11.70	$138	0.00%	1.20%	to	1.40%	0.02%	to	0.22%
2017	2	$110.06	to	$11.68	$138	0.00%	1.20%	to	1.40%	26.95%	to	27.20%
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
2021	14	$12.06	to	$9.78	$162	2.06%	0.20%	to	1.20%	43.69%	to	16.62%
2020	14	$8.39	to	$8.39	$120	2.05%	1.20%	to	1.20%	(26.01)%	to	(26.01)%
2019	25	$11.34	to	$11.34	$278	1.64%	1.20%	to	1.20%	18.98%	to	18.98%
2018	22	$9.53	to	$9.53	$207	2.02%	1.20%	to	1.20%	(19.93)%	to	(19.93)%
2017	17	$11.90	to	$11.90	$203	2.06%	1.20%	to	1.20%	(2.02)%	to	(2.02)%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
2021	11	$20.56	to	$18.82	$212	4.38%	0.20%	to	1.20%	33.75%	to	13.64%
2020	12	$15.37	to	$16.56	$180	9.56%	0.20%	to	1.20%	7.95%	to	9.05%
2019	13	$14.24	to	$15.19	$184	0.00%	0.20%	to	1.20%	38.17%	to	39.56%
2018	18	$10.31	to	$10.89	$183	5.85%	0.20%	to	1.20%	(13.58)%	to	(12.71)%
2017	7	$11.93	to	$12.40	$80	4.28%	0.45%	to	1.20%	23.47%	to	24.40%
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
2021	13	$12.86	to	$11.94	$162	2.37%	0.20%	to	1.20%	11.17%	to	0.18%
2020	41	$11.57	to	$11.91	$475	2.25%	0.45%	to	1.20%	8.29%	to	9.11%
2019	13	$10.68	to	$10.92	$139	2.31%	0.45%	to	1.20%	7.60%	to	8.41%
2018	23	$9.93	to	$10.08	$225	3.37%	0.45%	to	1.20%	(3.98)%	to	(3.25)%
2017	5	$10.34	to	$10.42	$56	2.42%	0.45%	to	1.20%	2.44%	to	3.21%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
2021	32	$30.92	to	$15.26	$538	1.02%	0.20%	to	1.20%	119.33%	to	21.55%
2020	34	$14.10	to	$12.55	$483	1.80%	0.20%	to	1.20%	(0.08)%	to	0.91%
2019	37	$14.11	to	$12.44	$520	1.91%	0.20%	to	1.20%	27.45%	to	28.74%
2018	33	$11.07	to	$19.42	$376	1.27%	0.25%	to	1.20%	(14.00)%	to	(13.18)%
2017	14	$12.88	to	$22.37	$192	1.43%	0.25%	to	1.20%	10.15%	to	11.19%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2021	24	$17.51	to	$15.36	$406	1.60%	0.20%	to	1.20%	29.12%	to	22.79%
2020	26	$13.56	to	$12.51	$354	2.22%	0.20%	to	1.20%	(0.35)%	to	0.61%
2019	41	$13.61	to	$12.43	$563	1.99%	0.20%	to	1.20%	25.41%	to	26.66%
2018	37	$10.86	to	$9.81	$399	1.62%	0.20%	to	1.20%	(10.36)%	to	(9.45)%
2017	22	$12.11	to	$12.26	$264	1.57%	0.25%	to	1.20%	7.28%	to	8.30%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND
(Effective date 04/30/2018)
2021	11	$15.61	to	$15.05	$170	0.99%	0.20%	to	1.20%	30.70%	to	25.99%
2020	18	$11.94	to	$11.94	$219	1.95%	1.20%	to	1.20%	7.22%	to	7.22%
2019	9	$11.14	to	$11.14	$103	1.80%	1.20%	to	1.20%	19.59%	to	19.59%
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
(Effective date 04/28/2017)
2021	63	$16.63	to	$15.87	$1,008	1.48%	0.20%	to	1.20%	18.53%	to	9.00%
2020	62	$14.03	to	$14.56	$867	1.28%	0.20%	to	1.20%	7.29%	to	8.35%
2019	54	$13.08	to	$13.44	$704	1.81%	0.20%	to	1.20%	29.17%	to	30.48%
2018	54	$10.13	to	$10.30	$545	2.59%	0.20%	to	1.20%	(10.97)%	to	(10.06)%
2017	1	$11.38	to	$11.38	$16	2.92%	1.20%	to	1.20%	13.78%	to	13.78%
AMERICAN FUNDS IS GROWTH FUND
(Effective date 04/30/2018)
2021	79	$22.69	to	$21.87	$1,738	0.06%	0.20%	to	1.20%	24.73%	to	20.23%
2020	79	$18.19	to	$18.19	$1,435	0.23%	1.20%	to	1.20%	49.96%	to	49.96%
2019	67	$12.13	to	$12.13	$814	0.59%	1.20%	to	1.20%	28.88%	to	28.88%
2018	24	$9.41	to	$9.41	$224	0.10%	1.20%	to	1.20%	(5.85)%	to	(5.85)%
AMERICAN FUNDS IS GROWTH-INCOME FUND
(Effective date 04/30/2018)
2021	49	$16.66	to	$16.06	$789	1.01%	0.20%	to	1.20%	26.90%	to	22.32%
2020	48	$13.13	to	$13.13	$629	1.35%	1.20%	to	1.20%	11.92%	to	11.92%
2019	43	$11.73	to	$11.73	$499	1.52%	1.20%	to	1.20%	24.36%	to	24.36%
2018	40	$9.43	to	$9.43	$374	2.10%	1.20%	to	1.20%	(5.66)%	to	(5.66)%
AMERICAN FUNDS IS INTERNATIONAL FUND
2021	54	$15.49	to	$13.04	$734	2.27%	0.20%	to	1.20%	13.14%	to	(17.43)%
2020	55	$13.70	to	$15.80	$768	0.50%	0.20%	to	1.20%	12.26%	to	13.40%
2019	50	$12.20	to	$13.93	$626	1.26%	0.20%	to	1.20%	21.20%	to	22.43%
2018	53	$10.06	to	$11.38	$538	1.69%	0.20%	to	1.20%	(14.45)%	to	(13.58)%
2017	39	$11.76	to	$13.16	$462	1.74%	0.20%	to	1.20%	30.33%	to	31.63%
BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND
(Effective April 26, 2021)
2021	15	$13.77	to	$13.40	$200	1.38%	0.20%	to	1.20%	37.67%	to	34.04%
AMERICAN FUNDS IS NEW WORLD FUND
2021	32	$18.65	to	$17.66	$562	0.64%	0.20%	to	1.20%	9.13%	to	1.31%
2020	32	$17.09	to	$17.44	$549	0.05%	0.20%	to	1.20%	21.79%	to	23.05%
2019	25	$14.03	to	$14.17	$357	0.78%	0.20%	to	1.20%	27.28%	to	28.56%
2018	22	$11.02	to	$11.02	$238	0.93%	0.20%	to	1.20%	(15.28)%	to	(14.43)%
2017	5	$13.01	to	$13.01	$59	1.27%	1.20%	to	1.20%	27.53%	to	27.53%
BLACKROCK GLOBAL ALLOCATION VI FUND
2021	80	$16.19	to	$14.55	$1,172	0.83%	0.20%	to	1.20%	17.00%	to	(4.60)%
2020	84	$13.84	to	$15.25	$1,172	1.37%	0.25%	to	1.20%	19.30%	to	20.39%
2019	102	$11.60	to	$12.67	$1,209	1.35%	0.25%	to	1.20%	16.34%	to	17.46%
2018	90	$9.97	to	$10.78	$910	1.02%	0.25%	to	1.20%	(8.68)%	to	(7.81)%
2017	65	$10.92	to	$11.70	$712	1.42%	0.25%	to	1.20%	12.36%	to	13.43%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

BLACKROCK HIGH YIELD VI FUND
2021	67		$14.14	to	$13.15	$901	4.28%	0.20%	to	1.20%	11.82%	to	3.65%
2020	79		$12.65	to	$12.69	$1,009	5.48%	0.20%	to	1.20%	5.76%	to	6.79%
2019	101		$11.96	to	$11.88	$1,208	5.15%	0.20%	to	1.20%	13.49%	to	14.64%
2018	75		$10.54	to	$10.36	$795	5.28%	0.20%	to	1.20%	(4.06)%	to	(3.13)%
2017	28		$10.98	to	$10.70	$311	4.93%	0.20%	to	1.20%	5.83%	to	6.95%
BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO
2021	2		$55.57	to	$32.36	$96	0.00%	0.25%	to	1.20%	63.18%	to	(34.57)%
2020	4		$34.06	to	$49.46	$157	0.07%	0.25%	to	1.20%	67.56%	to	69.14%
2019	5		$17.35	to	$29.24	$97	0.00%	0.25%	to	1.20%	24.01%	to	25.20%
2018	5		$13.99	to	$23.35	$78	0.00%	0.25%	to	1.20%	(2.45)%	to	(1.52)%
2017	5		$14.34	to	$23.71	$80	0.00%	0.25%	to	1.20%	40.66%	to	42.01%
BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.
2021	0	*	$116.72	to	$111.92	$12	0.74%	1.25%	to	1.40%	30.61%	to	25.23%
2020	-	*	$89.37	to	$89.37	$10	1.16%	1.40%	to	1.40%	22.40%	to	22.40%
2019	0	*	$73.01	to	$73.01	$8	1.44%	1.40%	to	1.40%	32.47%	to	32.47%
2018	0	*	$55.11	to	$55.11	$6	1.74%	1.40%	to	1.40%	(5.71)%	to	(5.71)%
2017	0	*	$58.48	to	$58.48	$6	1.12%	1.40%	to	1.40%	13.73%	to	13.73%
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
2021	1		$120.62	to	$115.72	$96	0.48%	1.25%	to	1.40%	29.13%	to	23.88%
2020	1		$93.41	to	$93.41	$77	0.84%	1.40%	to	1.40%	22.91%	to	22.91%
2019	1		$76.00	to	$76.00	$65	1.08%	1.40%	to	1.40%	27.33%	to	27.33%
2018	1		$59.69	to	$59.69	$51	0.81%	1.40%	to	1.40%	(6.02)%	to	(6.02)%
2017	1		$63.50	to	$63.50	$55	0.75%	1.40%	to	1.40%	18.05%	to	18.05%
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
(Effective date 04/28/2017)
2021	27		$23.70	to	$22.62	$620	0.00%	0.20%	to	1.20%	25.93%	to	15.84%
2020	34		$18.82	to	$19.53	$646	0.02%	0.20%	to	1.20%	28.84%	to	30.19%
2019	32		$14.61	to	$15.00	$463	0.16%	0.20%	to	1.20%	30.27%	to	31.58%
2018	28		$11.21	to	$11.35	$316	0.22%	0.45%	to	1.20%	(1.42)%	to	(0.68)%
2017	2		$11.38	to	$11.38	$27	0.14%	1.20%	to	1.20%	13.75%	to	13.75%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/28/2017)
2021	7		$18.26	to	$17.43	$119	0.03%	0.20%	to	1.20%	32.93%	to	26.86%
2020	7		$13.74	to	$13.74	$103	0.04%	1.20%	to	1.20%	13.72%	to	13.72%
2019	10		$12.08	to	$12.08	$125	0.36%	1.20%	to	1.20%	31.07%	to	31.07%
2018	11		$9.22	to	$9.22	$100	0.40%	1.20%	to	1.20%	(13.84)%	to	(13.84)%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
2021	38		$25.91	to	$23.75	$918	0.00%	0.20%	to	1.20%	21.07%	to	3.53%
2020	37		$21.40	to	$22.94	$798	0.00%	0.20%	to	1.20%	41.19%	to	42.60%
2019	33		$15.16	to	$16.09	$501	0.00%	0.20%	to	1.20%	25.05%	to	26.30%
2018	39		$12.12	to	$12.74	$472	0.00%	0.20%	to	1.20%	1.97%	to	3.00%
2017	7		$11.89	to	$12.37	$82	0.00%	0.20%	to	1.20%	22.44%	to	23.66%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
2021	15		$71.17	to	$70.03	$1,041	0.40%	1.25%	to	1.40%	39.33%	to	35.09%
2020	15		$51.08	to	$51.84	$763	0.00%	1.25%	to	1.40%	44.17%	to	44.39%
2019	15		$35.43	to	$35.90	$532	0.00%	1.25%	to	1.40%	53.16%	to	53.38%
2018	15		$23.14	to	$23.41	$349	0.00%	1.25%	to	1.40%	(9.43)%	to	(9.30)%
2017	15		$25.55	to	$25.81	$387	0.00%	1.25%	to	1.40%	33.34%	to	33.54%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND
(Effective date 04/30/2018)
2021	3	$11.84	to	$11.41	$34	5.25%	0.20%	to	1.20%	4.17%	to	0.42%
2020	3	$11.36	to	$11.36	$34	3.67%	1.20%	to	1.20%	5.31%	to	5.31%
2019	3	$10.79	to	$10.79	$32	3.62%	1.20%	to	1.20%	8.91%	to	8.91%
2018	3	$9.90	to	$9.90	$30	3.23%	1.20%	to	1.20%	(0.96)%	to	(0.96)%
DELAWARE VIP EMERGING MARKETS SERIES
2021	11	$17.42	to	$13.60	$184	0.08%	0.20%	to	1.20%	4.72%	to	(23.59)%
2020	20	$16.64	to	$17.80	$334	0.53%	0.20%	to	1.20%	23.24%	to	24.38%
2019	33	$13.50	to	$14.31	$452	0.44%	0.20%	to	1.20%	20.79%	to	22.01%
2018	28	$11.18	to	$11.89	$316	2.84%	0.25%	to	1.20%	(17.03)%	to	(16.23)%
2017	8	$13.48	to	$14.19	$109	0.23%	0.25%	to	1.20%	38.56%	to	39.88%
DELAWARE VIP REIT SERIES
2021	4	$23.79	to	$14.79	$64	2.17%	0.20%	to	1.20%	82.25%	to	40.92%
2020	7	$13.05	to	$10.50	$75	1.77%	0.20%	to	1.20%	(11.69)%	to	(10.82)%
2019	10	$14.78	to	$11.77	$120	2.41%	0.20%	to	1.20%	24.98%	to	26.25%
2018	17	$11.83	to	$9.32	$167	1.70%	0.20%	to	1.20%	(8.62)%	to	(7.75)%
2017	11	$12.94	to	$10.11	$123	1.23%	0.20%	to	1.20%	0.06%	to	1.06%
DELAWARE VIP SMALL CAP VALUE SERIES
2021	15	$28.04	to	$15.23	$261	0.61%	0.20%	to	1.20%	113.28%	to	15.86%
2020	15	$13.15	to	$13.15	$198	1.13%	1.20%	to	1.20%	(3.32)%	to	(3.32)%
2019	26	$13.60	to	$13.60	$351	0.77%	1.20%	to	1.20%	26.20%	to	26.20%
2018	26	$10.78	to	$9.25	$291	0.51%	0.20%	to	1.20%	(17.94)%	to	(17.11)%
2017	15	$13.14	to	$11.15	$203	0.57%	0.20%	to	1.20%	10.43%	to	11.53%
DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO
(Effective date 01/08/2020)
2021	1	$17.24	to	$17.14	$24	2.16%	0.55%	to	0.75%	23.69%	to	22.95%
2020	1	$13.94	to	$13.94	$20	1.99%	0.20%	to	0.20%	39.39%	to	39.39%
DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO
(Effective date 02/24/2020)
2021	12	$14.76	to	$14.67	$184	1.41%	0.55%	to	0.75%	13.58%	to	12.90%
2020	13	$12.99	to	$12.99	$170	1.24%	0.20%	to	0.20%	29.91%	to	29.91%
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO
(Effective date 09/29/2017)
2021	2	$12.74	to	$11.71	$21	2.58%	0.55%	to	1.55%	13.94%	to	4.71%
2020	2	$11.18	to	$11.18	$18	2.52%	0.55%	to	0.55%	8.79%	to	8.79%
2019	2	$10.28	to	$10.28	$16	2.09%	0.55%	to	0.55%	23.21%	to	23.21%
2018	3	$8.34	to	$8.34	$22	1.80%	0.55%	to	0.55%	(20.21)%	to	(20.21)%
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO
(Effective date 09/29/2017)
2021	2	$11.47	to	$10.48	$25	3.96%	0.55%	to	1.55%	17.47%	to	7.29%
2020	2	$9.76	to	$9.76	$21	2.92%	0.55%	to	0.55%	(2.27)%	to	(2.27)%
2019	2	$9.99	to	$9.99	$20	2.84%	0.55%	to	0.55%	15.23%	to	15.23%
2018	3	$8.67	to	$8.67	$22	2.85%	0.55%	to	0.55%	(17.55)%	to	(17.55)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

DIMENSIONAL VA US LARGE VALUE PORTFOLIO
(Effective date 09/29/2017)
2021	10		$14.58	to	$13.02	$146	1.73%	0.55%	to	1.55%	26.34%		to	12.81%
2020	10		$11.54	to	$11.54	$119	3.86%	0.55%	to	0.55%	(1.88	) %	to	(1.88	) %
2019	8		$11.76	to	$11.76	$91	1.86%	0.55%	to	0.55%	25.10%		to	25.10%
2018	11		$9.40	to	$9.40	$100	2.19%	0.55%	to	0.55%	(12.60	) %	to	(12.60	) %
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
(Effective date 12/29/2017)
2021	1	*	$15.27	to	$14.07	$8	1.44%	0.55%	to	1.55%	49.28%		to	37.53%
2020	1		$10.23	to	$10.23	$6	0.49%	1.55%	to	1.55%	2.41%		to	2.41%
2019	8		$9.99	to	$9.99	$80	2.43%	1.55%	to	1.55%	20.67%		to	20.67%
2018	1		$8.28	to	$8.28	$5	0.98%	1.55%	to	1.55%	(17.17	) %	to	(17.17	) %
DWS CAPITAL GROWTH VIP
2021	5		$51.97	to	$27.11	$147	0.00%	0.20%	to	1.20%	131.94%		to	(36.28	) %
2020	6		$22.41	to	$42.54	$156	0.29%	0.25%	to	1.20%	37.04%		to	38.35%
2019	6		$16.35	to	$30.75	$114	0.16%	0.25%	to	1.20%	35.16%		to	36.45%
2018	6		$12.10	to	$22.54	$84	0.47%	0.25%	to	1.20%	(3.05	) %	to	(2.12	) %
2017	7		$12.48	to	$23.02	$94	0.62%	0.25%	to	1.20%	24.47%		to	25.66%
EATON VANCE VT FLOATING-RATE INCOME FUND
2021	13		$12.13	to	$11.47	$155	2.88%	0.20%	to	1.20%	8.02%		to	2.11%
2020	19		$11.23	to	$11.23	$210	3.66%	1.20%	to	1.20%	0.80%		to	0.80%
2019	43		$11.14	to	$11.14	$481	4.29%	1.20%	to	1.20%	5.80%		to	5.80%
2018	43		$10.53	to	$10.29	$450	3.81%	0.20%	to	1.20%	(1.27	) %	to	(0.27	) %
2017	24		$10.66	to	$10.32	$252	3.23%	0.20%	to	1.20%	2.19%		to	3.22%
FEDERATED HIGH INCOME BOND FUND II
(Effective date 04/28/2017)
2021	12		$12.37	to	$11.81	$143	5.21%	0.20%	to	1.20%	8.14%		to	0.21%
2020	18		$11.44	to	$11.78	$210	6.42%	0.40%	to	1.20%	4.21%		to	5.02%
2019	38		$10.98	to	$11.22	$417	5.21%	0.40%	to	1.20%	12.76%		to	13.67%
2018	32		$9.74	to	$9.87	$315	4.75%	0.40%	to	1.20%	(4.59	) %	to	(3.82	) %
2017	8		$10.21	to	$10.21	$87	0.40%	1.20%	to	1.20%	2.06%		to	2.06%
FIDELITY VIP ASSET MANAGER PORTFOLIO
2021	3		$73.36	to	$69.88	$201	1.51%	1.25%	to	1.40%	13.78%		to	3.41%
2020	3		$64.47	to	$67.58	$203	1.65%	1.25%	to	1.40%	13.27%		to	13.45%
2019	3		$56.92	to	$59.57	$182	1.81%	1.25%	to	1.40%	16.60%		to	16.78%
2018	3		$48.81	to	$51.01	$157	1.71%	1.25%	to	1.40%	(6.67	) %	to	(6.53	) %
2017	3		$52.30	to	$54.58	$170	1.89%	1.25%	to	1.40%	12.52%		to	12.69%
FIDELITY VIP BALANCED PORTFOLIO
(Effective date 04/28/2017)
2021	199		$18.44	to	$17.60	$3,627	0.73%	0.20%	to	1.20%	22.16%		to	12.38%
2020	205		$15.10	to	$15.66	$3,177	1.40%	0.20%	to	1.20%	20.67%		to	21.87%
2019	188		$12.51	to	$12.85	$2,396	1.60%	0.20%	to	1.20%	22.64%		to	23.87%
2018	135		$10.20	to	$10.37	$1,389	1.20%	0.20%	to	1.20%	(5.59	) %	to	(4.64	) %
2017	16		$10.80	to	$10.80	$174	0.67%	1.20%	to	1.20%	8.05%		to	8.05%
FIDELITY VIP CONTRAFUND PORTFOLIO
2021	0	*	$170.30	to	$163.65	$13	0.06%	1.25%	to	1.40%	31.18%		to	26.06%
2020	-	*	$129.82	to	$129.82	$10	0.27%	1.40%	to	1.40%	28.79%		to	28.79%
2019	0	*	$100.80	to	$100.80	$8	0.46%	1.40%	to	1.40%	29.75%		to	29.75%
2018	0	*	$77.69	to	$77.69	$6	0.71%	1.40%	to	1.40%	(7.66	) %	to	(7.66	) %
2017	0	*	$84.13	to	$84.13	$7	1.01%	1.40%	to	1.40%	20.19%		to	20.19%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO
2021	2		$14.82	to	$14.22	$30	0.01%	1.25%	to	1.40%	2.76%		to	(1.38	) %
2020	2		$14.42	to	$14.42	$30	0.35%	1.40%	to	1.40%	(1.09	) %	to	(1.09	) %
2019	2		$14.58	to	$14.58	$31	1.99%	1.40%	to	1.40%	0.60%		to	0.60%
2018	2		$14.49	to	$14.49	$31	1.64%	1.40%	to	1.40%	0.24%		to	0.24%
2017	2		$14.46	to	$14.46	$31	0.67%	1.40%	to	1.40%	(0.73	) %	to	(0.73	) %
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
2021	0	*	$135.00	to	$129.67	$34	0.00%	1.25%	to	1.40%	14.93%		to	10.39%
2020	-	*	$117.47	to	$117.47	$33	0.02%	1.40%	to	1.40%	66.31%		to	66.31%
2019	0	*	$70.63	to	$70.63	$22	0.15%	1.40%	to	1.40%	38.89%		to	38.89%
2018	0	*	$50.85	to	$50.85	$17	0.12%	1.40%	to	1.40%	10.89%		to	10.89%
2017	0	*	$45.86	to	$45.86	$17	0.31%	1.40%	to	1.40%	32.65%		to	32.65%
FIDELITY VIP GROWTH PORTFOLIO
2021	0	*	$322.64	to	$305.98	$31	0.00%	1.25%	to	1.40%	28.12%		to	21.50%
2020	-	*	$251.83	to	$251.83	$26	0.08%	1.40%	to	1.40%	41.89%		to	41.89%
2019	0	*	$177.48	to	$177.48	$18	0.26%	1.40%	to	1.40%	32.45%		to	32.45%
2018	0	*	$134.00	to	$134.00	$14	0.24%	1.40%	to	1.40%	(1.58	) %	to	(1.58	) %
2017	0	*	$136.15	to	$136.15	$15	0.22%	1.40%	to	1.40%	33.26%		to	33.26%
FIDELITY VIP HIGH INCOME PORTFOLIO
2021	1		$71.24	to	$67.46	$65	5.36%	1.25%	to	1.40%	8.72%		to	2.96%
2020	1		$65.53	to	$65.53	$64	5.47%	1.40%	to	1.40%	1.32%		to	1.32%
2019	1		$64.67	to	$64.67	$63	5.19%	1.40%	to	1.40%	13.51%		to	13.51%
2018	1		$56.98	to	$56.98	$56	5.59%	1.40%	to	1.40%	(4.64	) %	to	(4.64	) %
2017	1		$59.74	to	$59.74	$59	5.35%	1.40%	to	1.40%	5.45%		to	5.45%
FIDELITY VIP INDEX 500 PORTFOLIO
2021	0	*	$682.52	to	$652.93	$193	1.27%	1.25%	to	1.40%	32.54%		to	26.79%
2020	-	*	$514.97	to	$514.97	$152	1.92%	1.40%	to	1.40%	16.59%		to	16.59%
2019	0	*	$441.68	to	$441.68	$133	1.99%	1.40%	to	1.40%	29.51%		to	29.51%
2018	0	*	$341.03	to	$341.03	$103	1.88%	1.40%	to	1.40%	(5.83	) %	to	(5.83	) %
2017	0	*	$362.14	to	$362.14	$118	1.82%	1.40%	to	1.40%	20.02%		to	20.02%
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
(Effective date 04/28/2017)
2021	15		$18.46	to	$17.61	$258	0.00%	0.20%	to	1.20%	16.07%		to	6.78%
2020	16		$15.90	to	$16.50	$262	0.14%	0.20%	to	1.20%	20.47%		to	21.65%
2019	20		$13.20	to	$13.56	$258	0.31%	0.20%	to	1.20%	31.35%		to	32.66%
2018	19		$10.05	to	$10.22	$194	1.46%	0.20%	to	1.20%	(14.03	) %	to	(13.15	) %
2017	3		$11.69	to	$11.77	$32	0.44%	0.20%	to	1.20%	16.90%		to	17.68%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2021	0	*	$38.55	to	$36.98	$14	2.04%	1.25%	to	1.40%	2.18%		to	(1.99	) %
2020	0	*	$37.73	to	$37.73	$14	2.38%	1.40%	to	1.40%	7.87%		to	7.87%
2019	0	*	$34.98	to	$34.98	$13	2.74%	1.40%	to	1.40%	8.14%		to	8.14%
2018	0	*	$32.34	to	$32.34	$12	2.49%	1.40%	to	1.40%	(1.92	) %	to	(1.92	) %
2017	0	*	$32.96	to	$32.96	$12	2.41%	1.40%	to	1.40%	2.77%		to	2.77%
FIDELITY VIP OVERSEAS PORTFOLIO
2021	2		$62.62	to	$59.43	$104	0.54%	1.25%	to	1.40%	24.39%		to	18.04%
2020	2		$50.35	to	$50.35	$88	0.49%	1.40%	to	1.40%	14.01%		to	14.01%
2019	2		$44.16	to	$44.16	$78	1.77%	1.40%	to	1.40%	25.99%		to	25.99%
2018	2		$35.05	to	$35.05	$62	1.58%	1.40%	to	1.40%	(16.00	) %	to	(16.00	) %
2017	2		$41.73	to	$41.73	$73	1.45%	1.40%	to	1.40%	28.48%		to	28.48%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
(Effective date 04/28/2017)
2021	4		$15.03	to	$14.34	$60	0.88%	0.20%	to	1.20%	16.22%		to	10.91%
2020	6		$12.93	to	$12.93	$77	1.56%	1.20%	to	1.20%	6.50%		to	6.50%
2019	7		$12.14	to	$12.14	$86	1.57%	1.20%	to	1.20%	19.33%		to	19.33%
2018	7		$10.17	to	$10.17	$73	2.37%	1.20%	to	1.20%	(6.06	) %	to	(6.06	) %
2017	1		$10.82	to	$10.82	$8	1.26%	1.20%	to	1.20%	8.27%		to	8.27%
FRANKLIN INCOME VIP FUND
2021	48		$14.42	to	$13.85	$668	4.52%	0.20%	to	1.20%	18.56%		to	13.90%
2020	61		$12.16	to	$12.16	$744	6.03%	1.20%	to	1.20%	(0.64	) %	to	(0.64	) %
2019	77		$12.24	to	$12.24	$937	5.14%	1.20%	to	1.20%	14.65%		to	14.65%
2018	77		$10.67	to	$10.67	$823	4.87%	1.20%	to	1.20%	(5.56	) %	to	(5.56	) %
2017	57		$11.30	to	$11.30	$641	3.54%	1.20%	to	1.20%	8.25%		to	8.25%
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
2021	5		$11.72	to	$10.33	$57	1.26%	0.20%	to	1.20%	17.30%		to	(7.92	) %
2020	7		$9.99	to	$11.22	$75	1.44%	0.20%	to	1.20%	5.36%		to	6.32%
2019	10		$9.48	to	$10.55	$96	2.56%	0.20%	to	1.20%	7.31%		to	8.39%
2018	10		$8.84	to	$9.73	$87	2.73%	0.20%	to	1.20%	(8.21	) %	to	(7.28	) %
2017	5		$9.63	to	$9.88	$44	2.05%	0.25%	to	1.20%	3.90%		to	4.88%
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
2021	1		$23.51	to	$21.50	$21	0.29%	0.20%	to	1.20%	34.66%		to	23.14%
2020	3		$17.46	to	$17.46	$58	0.50%	1.20%	to	1.20%	15.95%		to	15.95%
2019	8		$15.06	to	$15.06	$121	0.96%	1.20%	to	1.20%	23.43%		to	23.43%
2018	10		$12.20	to	$12.20	$121	2.94%	1.20%	to	1.20%	(7.48	) %	to	(7.48	) %
2017	0	*	$13.18	to	$13.18	$5	1.09%	1.20%	to	1.20%	22.32%		to	22.32%
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2021	4		$16.90	to	$16.12	$58	4.22%	0.20%	to	1.20%	23.72%		to	18.06%
2020	6		$13.66	to	$13.66	$78	1.07%	1.20%	to	1.20%	10.67%		to	10.67%
2019	19		$12.34	to	$12.34	$230	1.97%	1.20%	to	1.20%	24.59%		to	24.59%
2018	18		$9.90	to	$9.90	$183	2.68%	1.20%	to	1.20%	(11.48	) %	to	(11.48	) %
2017	7		$11.19	to	$11.19	$76	2.64%	1.20%	to	1.20%	11.89%		to	11.89%
GREAT-WEST ARIEL MID CAP VALUE FUND
2021	1		$30.91	to	$15.87	$13	2.12%	0.20%	to	1.20%	104.68%		to	(34.24	) %
2020	9		$15.10	to	$24.13	$123	2.83%	0.45%	to	1.20%	7.78%		to	8.59%
2019	10		$11.81	to	$22.22	$128	1.27%	0.45%	to	1.20%	22.84%		to	23.77%
2018	5		$11.40	to	$9.62	$49	0.69%	1.20%	to	1.20%	(15.43	) %	to	(15.43	) %
2017	4		$13.49	to	$11.37	$42	2.39%	1.20%	to	1.20%	13.64%		to	13.64%
GREAT-WEST BOND INDEX FUND
2021	50		$12.43	to	$10.99	$565	0.81%	0.20%	to	1.20%	9.09%		to	(6.85	) %
2020	51		$11.39	to	$11.79	$612	1.96%	0.20%	to	1.20%	5.77%		to	6.94%
2019	35		$10.77	to	$11.03	$393	1.11%	0.20%	to	1.20%	6.80%		to	7.88%
2018	28		$10.08	to	$10.22	$300	1.38%	0.20%	to	1.20%	(1.60	) %	to	(0.61	) %
2017	17		$10.25	to	$11.15	$184	0.86%	0.25%	to	1.20%	1.83%		to	2.79%
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2021	65		$12.70	to	$12.12	$788	1.36%	0.20%	to	1.20%	9.83%		to	1.03%
2020	93		$11.56	to	$11.99	$1,075	1.11%	0.20%	to	1.20%	6.63%		to	7.72%
2019	71		$10.84	to	$10.84	$771	1.45%	1.20%	to	1.20%	9.89%		to	9.89%
2018	79		$9.86	to	$9.86	$783	2.37%	1.20%	to	1.20%	(4.47	) %	to	(4.47	) %
2017	57		$10.33	to	$10.33	$588	0.98%	1.20%	to	1.20%	3.25%		to	3.25%
(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2021	35		$12.84	to	$12.25	$443	2.09%	0.20%	to	1.20%	10.12%		to	1.48%
2020	51		$11.66	to	$12.07	$606	2.13%	0.25%	to	1.20%	6.97%		to	7.90%
2019	54		$10.90	to	$11.19	$603	1.70%	0.25%	to	1.20%	10.21%		to	11.26%
2018	152		$9.89	to	$10.05	$1,513	3.04%	0.25%	to	1.20%	(4.31	) %	to	(3.39	) %
2017	73		$10.34	to	$10.41	$758	1.16%	0.25%	to	1.20%	3.41%		to	4.07%
GREAT-WEST CORE BOND FUND
2021	23		$13.10	to	$11.42	$275	0.79%	0.20%	to	1.20%	11.58%		to	(4.88	) %
2020	27		$11.74	to	$12.01	$332	3.25%	0.20%	to	1.20%	6.73%		to	7.80%
2019	19		$11.08	to	$11.14	$216	1.99%	0.20%	to	0.40%	8.76%		to	8.97%
2018	12		$11.37	to	$10.22	$128	2.49%	0.20%	to	0.25%	(1.46	) %	to	(1.40	) %
2017	9		$10.45	to	$10.37	$101	1.93%	0.20%	to	1.20%	2.66%		to	3.68%
GREAT-WEST EMERGING MARKETS EQUITY FUND
(Effective date 04/30/2018)
2021	4		$11.38	to	$10.97	$50	1.24%	0.20%	to	1.20%	(2.04)%		to	(8.07)%
2020	5		$11.62	to	$11.93	$55	4.90%	0.20%	to	1.20%	18.17%		to	19.33%
2019	0	*	$9.83	to	$9.83	$5	1.24%	1.20%	to	1.20%	20.22%		to	20.22%
2018	0	*	$8.18	to	$8.18	$3	0.80%	1.20%	to	1.20%	(18.21	) %	to	(18.21	) %
GREAT-WEST GLOBAL BOND FUND
2021	35		$11.15	to	$9.35	$338	0.07%	0.20%	to	1.20%	9.18%		to	(15.47	) %
2020	37		$10.21	to	$11.06	$388	1.17%	0.20%	to	1.20%	4.12%		to	5.11%
2019	33		$9.81	to	$10.52	$328	3.58%	0.20%	to	1.20%	2.83%		to	3.86%
2018	43		$9.54	to	$9.54	$412	2.92%	1.20%	to	1.20%	(1.47	) %	to	(1.47	) %
2017	7		$9.69	to	$9.69	$71	1.63%	1.20%	to	1.20%	0.74%		to	0.74%
GREAT-WEST GOVERNMENT MONEY MARKET FUND
2021	267		$10.29	to	$9.42	$2,659	0.01%	0.20%	to	1.20%	5.72%		to	(8.62	) %
2020	374		$9.73	to	$10.31	$3,744	0.31%	0.20%	to	1.20%	(0.91	) %	to	0.05%
2019	457		$9.62	to	$10.30	$4,628	1.69%	0.20%	to	1.20%	0.53%		to	1.56%
2018	234		$9.57	to	$10.14	$2,339	1.42%	0.20%	to	1.20%	0.18%		to	1.18%
2017	361		$9.55	to	$10.02	$3,570	0.33%	0.20%	to	1.20%	(0.78	) %	to	0.21%
GREAT-WEST HIGH YIELD BOND FUND
2021	28		$17.90	to	$13.19	$371	2.79%	0.20%	to	1.20%	31.76%		to	(23.80)%
2020	47		$13.58	to	$17.31	$622	3.79%	0.25%	to	1.20%	13.96%		to	10.54%
2019	70		$11.92	to	$15.66	$845	5.50%	0.25%	to	1.20%	13.04%		to	14.11%
2018	58		$10.55	to	$13.73	$626	7.87%	0.25%	to	1.20%	(5.08	) %	to	(4.16	) %
2017	39		$11.11	to	$14.32	$448	6.23%	0.25%	to	1.20%	5.36%		to	6.36%
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
(Effective date 04/30/2018)
2021	3		$11.85	to	$11.42	$31	2.51%	0.20%	to	1.20%	7.38%		to	0.78%
2020	3		$11.03	to	$11.33	$30	1.12%	0.20%	to	1.20%	6.29%		to	7.35%
2019	1		$10.38	to	$10.38	$12	1.49%	1.20%	to	1.20%	5.08%		to	5.08%
2018	1		$9.88	to	$9.88	$13	3.41%	1.20%	to	1.20%	(1.22	) %	to	(1.22	) %
GREAT-WEST INTERNATIONAL GROWTH FUND
2021	10		$24.15	to	$16.06	$163	0.14%	0.20%	to	1.20%	57.55%		to	(10.61	) %
2020	11		$15.33	to	$17.97	$182	0.00%	0.20%	to	1.20%	26.80%		to	28.10%
2019	8		$12.09	to	$12.09	$102	0.10%	1.20%	to	1.20%	32.46%		to	32.46%
2018	13		$9.12	to	$9.12	$121	0.00%	1.20%	to	1.20%	(17.87	) %	to	(17.87	) %
2017	2		$11.11	to	$11.11	$19	1.09%	1.20%	to	1.20%	25.11%		to	25.11%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST INTERNATIONAL INDEX FUND
2021	63	$19.10	to	$13.10	$946	2.26%	0.20%	to	1.20%	59.57%		to	(5.69	) %
2020	60	$11.97	to	$13.89	$824	1.81%	0.20%	to	1.20%	6.28%		to	7.31%
2019	70	$11.26	to	$12.94	$886	2.48%	0.20%	to	1.20%	19.80%		to	21.00%
2018	61	$9.40	to	$10.69	$668	1.90%	0.20%	to	1.20%	(14.87	) %	to	(14.01	) %
2017	45	$11.05	to	$15.51	$584	1.76%	0.25%	to	1.20%	23.14%		to	24.31%
GREAT-WEST INTERNATIONAL VALUE FUND
2021	23	$22.06	to	$14.80	$356	1.64%	0.20%	to	1.20%	63.23%		to	4.34%
2020	23	$13.52	to	$14.19	$335	0.84%	0.20%	to	1.20%	8.40%		to	9.55%
2019	40	$12.47	to	$12.95	$519	1.31%	0.20%	to	1.20%	20.61%		to	21.83%
2018	35	$10.34	to	$14.98	$373	1.50%	0.25%	to	1.20%	(16.59	) %	to	(15.79	) %
2017	24	$12.39	to	$17.78	$308	1.12%	0.25%	to	1.20%	24.97%		to	26.16%
GREAT-WEST INVESCO SMALL CAP VALUE FUND

2019	25	$11.49	to	$12.08	$285	0.47%	0.25%	to	1.20%	15.82%		to	16.92%
2018	20	$9.92	to	$10.33	$196	2.91%	0.25%	to	1.20%	(14.89	) %	to	(14.06	) %
2017	13	$11.65	to	$12.02	$147	0.28%	0.25%	to	1.20%	5.54%		to	6.54%
2016	1	$11.04	to	$11.04	$9	0.00%	1.20%	to	1.20%	22.11%		to	22.11%
GREAT-WEST LARGE CAP GROWTH FUND
2021	19	$30.94	to	$29.31	$561	0.91%	0.20%	to	1.20%	26.03%		to	17.85%
2020	29	$24.55	to	$24.87	$720	2.95%	0.20%	to	1.20%	39.80%		to	41.15%
2019	19	$17.56	to	$17.62	$340	0.19%	0.20%	to	1.20%	34.59%		to	35.93%
2018	20	$13.05	to	$12.96	$267	0.29%	0.20%	to	1.20%	(1.15	) %	to	(0.15	) %
2017	9	$13.20	to	$12.98	$116	1.58%	0.20%	to	1.20%	28.51%		to	29.79%
GREAT-WEST LARGE CAP VALUE FUND
(Effective date 10/25/2019)
2021	48	$13.90	to	$13.60	$657	0.33%	0.20%	to	1.20%	27.22%		to	23.37%
2020	59	$10.92	to	$11.02	$647	0.07%	0.45%	to	1.20%	2.46%		to	3.24%
2019	66	$10.66	to	$10.68	$709	0.00%	0.25%	to	1.20%	6.59%		to	6.77%
GREAT-WEST LIFETIME 2020 FUND
2021	23	$15.63	to	$14.81	$336	2.30%	0.20%	to	1.20%	13.83%		to	7.86%
2020	23	$13.73	to	$13.73	$311	2.17%	1.20%	to	1.20%	10.03%		to	10.03%
2019	23	$12.48	to	$12.48	$283	1.90%	1.20%	to	1.20%	15.06%		to	15.06%
2018	23	$10.85	to	$10.85	$246	3.14%	1.20%	to	1.20%	(6.08	) %	to	(6.08	) %
2017	16	$11.55	to	$11.55	$185	2.24%	1.20%	to	1.20%	11.10%		to	11.10%
GREAT-WEST LIFETIME 2025 FUND
2021	44	$16.24	to	$15.38	$678	2.14%	0.20%	to	1.20%	14.90%		to	8.85%
2020	45	$14.13	to	$14.13	$631	2.07%	1.20%	to	1.20%	10.92%		to	10.92%
2019	44	$12.74	to	$12.74	$562	1.53%	1.20%	to	1.20%	16.60%		to	16.60%
2018	44	$10.93	to	$10.93	$482	2.42%	1.20%	to	1.20%	(6.86	) %	to	(6.86	) %
2017	28	$11.73	to	$11.73	$333	3.47%	1.20%	to	1.20%	12.78%		to	12.78%
GREAT-WEST LIFETIME 2030 FUND
2021	30	$17.09	to	$16.02	$492	2.53%	0.20%	to	1.20%	16.37%		to	9.03%
2020	30	$14.69	to	$14.69	$447	2.23%	1.20%	to	1.20%	11.29%		to	11.29%
2019	30	$13.20	to	$13.20	$401	1.95%	1.20%	to	1.20%	18.57%		to	18.57%
2018	30	$11.13	to	$11.13	$339	3.43%	1.20%	to	1.20%	(7.85	) %	to	(7.85	) %
2017	17	$12.08	to	$12.08	$207	8.87%	1.20%	to	1.20%	14.79%		to	14.79%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST LIFETIME 2035 FUND
2021	45	$17.87	to	$16.79	$776	2.33%	0.20%	to	1.20%	18.33%		to	6.34%
2020	45	$15.10	to	$15.79	$690	0.00%	0.25%	to	1.20%	11.92%		to	13.00%
2019	26	$13.49	to	$13.97	$353	1.49%	0.25%	to	1.20%	20.71%		to	21.87%
2018	26	$11.17	to	$11.46	$290	1.64%	0.25%	to	1.20%	(8.97	) %	to	(8.10	) %
2017	16	$12.47	to	$12.47	$194	1.80%	0.25%	to	0.25%	18.07%		to	18.07%
GREAT-WEST LIFETIME 2040 FUND
2021	1	$18.64	to	$17.31	$12	2.85%	0.20%	to	1.20%	20.03%		to	11.43%
2020	1	$15.53	to	$15.53	$10	1.27%	1.20%	to	1.20%	12.23%		to	12.23%
2019	2	$13.84	to	$13.84	$21	1.99%	1.20%	to	1.20%	22.35%		to	22.35%
2018	1	$11.31	to	$11.31	$10	2.77%	1.20%	to	1.20%	(9.85	) %	to	(9.85	) %
2017	1	$12.55	to	$12.55	$11	2.73%	1.20%	to	1.20%	18.11%		to	18.11%
GREAT-WEST MID CAP VALUE FUND
2021	16	$17.81	to	$15.72	$274	16.69%	0.20%	to	1.20%	36.14%		to	20.16%
2020	17	$13.08	to	$13.08	$228	0.73%	1.20%	to	1.20%	(1.50	) %	to	(1.50	) %
2019	23	$13.28	to	$13.28	$300	0.20%	1.20%	to	1.20%	19.05%		to	19.05%
2018	28	$11.16	to	$11.16	$316	5.17%	1.20%	to	1.20%	(13.36	) %	to	(13.36	) %
2017	10	$12.88	to	$12.88	$133	11.59%	1.20%	to	1.20%	15.59%		to	15.59%
GREAT-WEST MODERATE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2021	1,034	$14.49	to	$13.83	$14,343	1.94%	0.20%	to	1.20%	15.50%		to	6.25%
2020	1,075	$12.55	to	$13.02	$13,521	1.00%	0.20%	to	1.20%	9.68%		to	10.79%
2019	1,099	$11.44	to	$11.75	$12,578	0.95%	0.20%	to	1.20%	15.83%		to	16.99%
2018	1,019	$9.87	to	$10.04	$10,064	1.91%	0.20%	to	1.20%	(7.58	) %	to	(6.64	) %
2017	236	$10.68	to	$10.68	$2,516	2.32%	1.20%	to	1.20%	6.84%		to	6.84%
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2021	405	$14.67	to	$14.00	$5,681	3.29%	0.20%	to	1.20%	15.94%		to	6.85%
2020	446	$12.65	to	$13.10	$5,653	1.61%	0.25%	to	1.20%	9.94%		to	10.97%
2019	480	$11.51	to	$11.81	$5,540	2.00%	0.25%	to	1.20%	16.12%		to	17.22%
2018	493	$9.91	to	$10.07	$4,893	3.15%	0.25%	to	1.20%	(7.41	) %	to	(6.53	) %
2017	392	$10.71	to	$10.78	$4,205	2.01%	0.25%	to	1.20%	7.09%		to	7.78%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2021	76	$15.40	to	$14.69	$1,143	4.59%	0.20%	to	1.20%	18.29%		to	8.81%
2020	76	$13.02	to	$13.50	$1,009	1.82%	0.20%	to	1.20%	10.39%		to	11.50%
2019	128	$11.79	to	$12.11	$1,531	1.67%	0.20%	to	1.20%	18.90%		to	20.11%
2018	133	$9.91	to	$10.08	$1,336	2.82%	0.20%	to	1.20%	(8.73	) %	to	(7.81	) %
2017	109	$10.86	to	$10.93	$1,185	2.05%	0.25%	to	1.20%	8.61%		to	9.30%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2021	275	$13.52	to	$12.91	$3,642	2.41%	0.20%	to	1.20%	12.72%		to	3.69%
2020	255	$12.00	to	$12.45	$3,121	0.74%	0.20%	to	1.20%	7.88%		to	8.98%
2019	166	$11.12	to	$11.42	$1,853	1.25%	0.20%	to	1.20%	12.79%		to	13.91%
2018	170	$9.86	to	$10.00	$1,680	2.64%	0.40%	to	1.20%	(6.02	) %	to	(5.26	) %
2017	63	$10.49	to	$10.49	$659	2.15%	1.20%	to	1.20%	4.94%		to	4.94%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2021	87	$13.70	to	$13.07	$1,153	2.52%	0.20%	to	1.20%	12.99%		to	3.93%
2020	125	$12.13	to	$12.58	$1,544	1.67%	0.20%	to	1.20%	8.26%		to	9.35%
2019	55	$11.20	to	$11.20	$612	1.94%	1.20%	to	1.20%	13.09%		to	13.09%
2018	55	$9.90	to	$9.90	$545	2.95%	1.20%	to	1.20%	(5.86	) %	to	(5.86	) %
2017	31	$10.52	to	$10.52	$327	1.87%	1.20%	to	1.20%	5.21%		to	5.21%
GREAT-WEST MULTI-SECTOR BOND FUND
2021	44	$16.16	to	$12.40	$598	2.11%	0.20%	to	1.20%	29.19%		to	(22.74	) %
2020	67	$12.51	to	$16.05	$884	3.24%	0.25%	to	1.20%	8.37%		to	8.83%
2019	87	$11.54	to	$14.75	$1,056	1.68%	0.25%	to	1.20%	10.41%		to	11.45%
2018	81	$10.45	to	$13.23	$887	2.63%	0.25%	to	1.20%	(4.27	) %	to	(3.34	) %
2017	53	$10.92	to	$13.69	$620	1.86%	0.25%	to	1.20%	5.00%		to	6.01%
GREAT-WEST REAL ESTATE INDEX FUND
2021	15	$19.11	to	$15.01	$241	0.54%	0.20%	to	1.20%	73.58%		to	42.58%
2020	28	$11.01	to	$10.53	$310	1.63%	0.20%	to	1.20%	(12.64	) %	to	(11.74	) %
2019	41	$12.60	to	$11.93	$521	0.88%	0.20%	to	1.20%	20.93%		to	22.16%
2018	30	$10.42	to	$9.77	$314	2.04%	0.20%	to	1.20%	(5.99	) %	to	(5.04	) %
2017	24	$11.08	to	$12.99	$274	0.97%	0.25%	to	1.20%	1.87%		to	2.84%
GREAT-WEST S&P 500® INDEX FUND
2021	578	$40.79	to	$22.31	$14,349	0.37%	0.20%	to	1.20%	85.97%		to	26.67%
2020	626	$21.94	to	$17.62	$12,198	0.80%	0.20%	to	1.20%	16.37%		to	17.52%
2019	632	$18.85	to	$14.99	$10,470	0.71%	0.20%	to	1.20%	29.28%		to	30.58%
2018	608	$14.58	to	$11.48	$7,904	0.76%	0.20%	to	1.20%	(6.03	) %	to	(5.08	) %
2017	391	$15.52	to	$12.09	$5,716	0.94%	0.20%	to	1.20%	19.74%		to	20.93%
GREAT-WEST S&P MID CAP 400® INDEX FUND
2021	138	$32.88	to	$17.64	$2,739	1.40%	0.20%	to	1.20%	117.88%		to	22.53%
2020	153	$15.09	to	$14.40	$2,497	1.06%	0.20%	to	1.20%	11.78%		to	12.85%
2019	198	$13.50	to	$12.76	$2,741	0.30%	0.20%	to	1.20%	23.99%		to	25.24%
2018	176	$10.89	to	$10.19	$2,030	0.70%	0.20%	to	1.20%	(12.63	) %	to	(11.74	) %
2017	136	$12.47	to	$11.54	$1,841	0.65%	0.20%	to	1.20%	14.27%		to	15.41%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
2021	125	$34.06	to	$17.18	$2,670	1.93%	0.20%	to	1.20%	124.06%		to	24.44%
2020	144	$15.20	to	$13.81	$2,462	1.57%	0.20%	to	1.20%	9.60%		to	10.73%
2019	162	$13.87	to	$12.47	$2,411	0.61%	0.20%	to	1.20%	20.83%		to	22.05%
2018	147	$11.48	to	$10.22	$1,891	1.27%	0.20%	to	1.20%	(10.08	) %	to	(9.17	) %
2017	107	$12.77	to	$11.25	$1,612	1.96%	0.20%	to	1.20%	11.41%		to	12.52%
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
2021	1,299	$21.80	to	$15.17	$20,244	1.91%	0.20%	to	1.20%	43.70%		to	7.78%
2020	1,564	$15.17	to	$14.08	$22,303	2.14%	0.20%	to	1.20%	12.19%		to	13.35%
2019	1,730	$13.52	to	$12.42	$21,949	1.97%	0.20%	to	1.20%	16.07%		to	17.23%
2018	1,655	$11.65	to	$10.60	$18,073	2.37%	0.20%	to	1.20%	(6.67	) %	to	(5.72	) %
2017	1,095	$12.48	to	$11.24	$12,753	2.15%	0.20%	to	1.20%	11.30%		to	12.41%

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST SHORT DURATION BOND FUND
2021	118	$12.06	to	$10.61	$1,336	1.03%	0.20%	to	1.20%	12.11%	to	(5.52)%
2020	120	$10.75	to	$11.23	$1,371	2.06%	0.20%	to	1.20%	3.40%	to	4.42%
2019	92	$10.40	to	$10.75	$1,027	2.08%	0.20%	to	1.20%	4.14%	to	5.20%
2018	99	$9.99	to	$10.22	$1,052	1.89%	0.20%	to	1.20%	(0.58)%	to	0.42%
2017	99	$10.05	to	$10.18	$1,049	1.03%	0.20%	to	1.20%	0.74%	to	1.76%
GREAT-WEST SMALL CAP GROWTH FUND
2021	4	$25.62	to	$22.90	$98	6.65%	0.20%	to	1.20%	18.64%	to	2.37%
2020	5	$21.60	to	$22.37	$111	7.03%	0.45%	to	1.20%	35.24%	to	36.32%
2019	9	$15.97	to	$16.41	$140	0.00%	0.45%	to	1.20%	25.77%	to	26.71%
2018	8	$12.70	to	$12.95	$108	7.47%	0.45%	to	1.20%	(4.15)%	to	(3.43)%
2017	2	$13.25	to	$13.25	$20	0.00%	1.20%	to	1.20%	20.05%	to	20.05%
GREAT-WEST SMALL CAP VALUE FUND
2021	29	$28.61	to	$15.15	$516	3.41%	0.20%	to	1.20%	122.17%	to	29.14%
2020	30	$12.88	to	$11.73	$406	0.00%	0.20%	to	1.20%	1.96%	to	2.93%
2019	14	$12.63	to	$11.40	$177	0.00%	0.20%	to	1.20%	23.18%	to	24.42%
2018	13	$10.25	to	$17.15	$142	0.00%	0.25%	to	1.20%	(17.20)%	to	(16.41)%
2017	19	$12.38	to	$20.52	$238	0.07%	0.25%	to	1.20%	8.43%	to	9.47%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
2021	50	$41.60	to	$21.68	$1,274	0.18%	0.20%	to	1.20%	117.77%	to	(40.32)%
2020	56	$19.10	to	$36.32	$1,257	0.00%	0.25%	to	1.20%	22.62%	to	23.79%
2019	53	$15.58	to	$29.34	$979	0.01%	0.25%	to	1.20%	29.72%	to	30.95%
2018	52	$12.01	to	$22.40	$738	0.09%	0.25%	to	1.20%	(3.50)%	to	(2.57)%
2017	23	$12.45	to	$23.00	$408	0.33%	0.25%	to	1.20%	22.96%	to	24.12%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
2021	52	$11.98	to	$10.64	$596	0.65%	0.20%	to	1.20%	8.88%	to	(7.04)%
2020	55	$11.01	to	$11.45	$645	0.92%	0.20%	to	1.20%	4.62%	to	5.69%
2019	94	$10.52	to	$10.83	$1,031	1.56%	0.20%	to	1.20%	4.85%	to	5.92%
2018	96	$10.03	to	$10.23	$996	1.64%	0.20%	to	1.20%	(0.74)%	to	0.26%
2017	55	$10.83	to	$10.20	$582	1.25%	0.20%	to	0.45%	1.76%	to	2.01%
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
(Effective date 04/28/2017)
2021	8	$15.28	to	$14.58	$114	0.00%	0.20%	to	1.20%	14.02%	to	8.81%
2020	11	$13.40	to	$13.40	$146	0.72%	1.20%	to	1.20%	19.64%	to	19.64%
2019	12	$11.20	to	$11.20	$132	0.69%	1.20%	to	1.20%	26.43%	to	26.43%
2018	13	$8.86	to	$8.86	$117	0.42%	1.20%	to	1.20%	(20.52)%	to	(20.52)%
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
2021	36	$23.17	to	$18.35	$663	0.18%	0.20%	to	1.20%	29.88%	to	20.32%
2020	42	$17.84	to	$15.26	$645	0.42%	0.20%	to	1.20%	18.22%	to	19.40%
2019	48	$15.09	to	$15.09	$612	0.00%	1.20%	to	1.20%	24.62%	to	24.62%
2018	38	$10.31	to	$12.11	$393	0.05%	1.20%	to	1.20%	(11.61)%	to	(11.61)%
2017	11	$13.70	to	$11.67	$132	0.67%	1.20%	to	1.20%	12.56%	to	12.56%
INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND
(Effective date 04/28/2017)
2021	2	$11.76	to	$11.22	$19	1.96%	0.20%	to	1.20%	1.62%	to	(3.02)%
2020	1	$11.57	to	$11.57	$17	3.14%	1.20%	to	1.20%	8.13%	to	8.13%
2019	2	$10.70	to	$10.70	$16	3.83%	1.20%	to	1.20%	7.95%	to	7.95%
INVESCO V.I. GLOBAL REAL ESTATE FUND
2021	3	$19.51	to	$13.03	$50	2.66%	0.20%	to	1.20%	85.63%	to	(16.45)%
2020	3	$10.51	to	$15.59	$41	5.12%	0.25%	to	1.20%	(13.57)%	to	(12.80)%
2019	3	$12.16	to	$17.88	$47	3.53%	0.25%	to	1.20%	21.19%	to	22.34%
2018	3	$10.04	to	$14.61	$39	3.71%	0.25%	to	1.20%	(7.46)%	to	(6.57)%
2017	2	$10.85	to	$11.78	$25	2.90%	1.00%	to	1.20%	11.39%	to	11.58%

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

INVESCO V.I. GROWTH & INCOME FUND
2021	39	$29.15	to	$15.74	$824	1.37%	0.20%	to	1.20%	124.88%	to	26.66%
2020	40	$12.96	to	$12.43	$676	2.09%	0.20%	to	1.20%	0.64%	to	1.63%
2019	44	$12.88	to	$12.23	$724	1.56%	0.20%	to	1.20%	23.36%	to	24.61%
2018	46	$10.44	to	$9.81	$604	1.83%	0.20%	to	1.20%	(14.63)%	to	(13.77)%
2017	38	$12.23	to	$11.38	$616	1.61%	0.20%	to	1.20%	12.68%	to	13.81%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

INVESCO V.I. INTERNATIONAL GROWTH FUND
2021	12	$19.83	to	$13.58	$220	1.05%	0.20%	to	1.20%	52.43%		to	(27.89	) %
2020	13	$13.01	to	$18.83	$219	2.39%	0.25%	to	1.20%	12.36%		to	13.42%
2019	13	$11.58	to	$16.60	$195	1.31%	0.25%	to	1.20%	26.72%		to	27.92%
2018	13	$9.14	to	$12.97	$154	1.89%	0.25%	to	1.20%	(16.23	) %	to	(15.42	) %
2017	12	$10.91	to	$15.34	$163	1.35%	0.25%	to	1.20%	21.27%		to	22.42%
INVESCO V.I. SMALL CAP EQUITY FUND
2021	1	$28.90	to	$16.98	$16	0.00%	0.20%	to	1.20%	102.00%		to	18.66%
2020	1	$14.31	to	$14.31	$13	0.03%	1.20%	to	1.20%	25.38%		to	25.38%
2019	1	$11.41	to	$11.41	$11	0.00%	1.20%	to	1.20%	24.82%		to	24.82%
2018	1	$9.14	to	$9.14	$9	0.00%	1.20%	to	1.20%	(16.30	) %	to	(16.30	) %
2017	1	$10.92	to	$10.92	$10	0.00%	1.20%	to	1.20%	12.38%		to	12.38%
IVY VIP ENERGY FUND
2021	2	$6.33	to	$5.23	$12	1.18%	0.20%	to	1.20%	48.11%		to	22.53%
2020	9	$4.27	to	$4.27	$37	1.41%	1.20%	to	1.20%	(37.55	) %	to	(37.55	) %
2019	15	$6.84	to	$6.84	$106	0.00%	1.20%	to	1.20%	2.24%		to	2.24%
2018	19	$6.69	to	$6.69	$125	0.00%	1.20%	to	1.20%	(34.92	) %	to	(34.92	) %
2017	11	$10.29	to	$10.29	$118	1.09%	1.20%	to	1.20%	(13.68	) %	to	(13.68	) %
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
2021	82	$28.01	to	$18.37	$1,724	0.67%	0.20%	to	1.20%	76.11%		to	11.96%
2020	90	$15.91	to	$16.41	$1,662	2.33%	0.20%	to	1.20%	12.65%		to	13.80%
2019	80	$14.12	to	$14.42	$1,325	1.65%	0.20%	to	1.20%	20.81%		to	22.03%
2018	78	$11.68	to	$11.82	$1,070	1.83%	0.20%	to	1.20%	(0.77	) %	to	0.23%
2017	245	$11.78	to	$11.79	$3,039	1.41%	0.20%	to	1.20%	16.73%		to	17.90%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES
2021	40	$25.53	to	$23.23	$960	0.22%	0.20%	to	1.20%	23.39%		to	15.14%
2020	61	$20.69	to	$20.17	$1,250	0.05%	0.20%	to	1.20%	17.74%		to	18.95%
2019	67	$17.57	to	$16.96	$1,182	0.05%	0.20%	to	1.20%	33.54%		to	34.89%
2018	45	$13.15	to	$12.57	$591	0.13%	0.20%	to	1.20%	(1.85	) %	to	(0.88	) %
2017	12	$13.40	to	$12.69	$167	0.45%	0.20%	to	1.20%	25.58%		to	26.85%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2021	48	$13.62	to	$11.46	$551	1.34%	0.20%	to	1.20%	16.18%		to	(17.05	) %
2020	94	$11.73	to	$13.81	$1,108	3.19%	0.25%	to	1.20%	8.97%		to	9.95%
2019	50	$10.76	to	$12.56	$538	2.83%	0.25%	to	1.20%	7.98%		to	9.01%
2018	51	$9.97	to	$10.16	$508	3.35%	0.20%	to	1.20%	(2.48	) %	to	(1.46	) %
2017	17	$10.22	to	$10.32	$180	2.47%	0.20%	to	1.20%	2.13%		to	3.15%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO
2021	3	$30.51	to	$29.40	$87	1.16%	1.25%	to	1.40%	16.23%		to	12.01%
2020	3	$26.25	to	$26.25	$78	1.50%	1.40%	to	1.40%	14.67%		to	14.67%
2019	3	$22.89	to	$22.89	$68	1.92%	1.40%	to	1.40%	25.25%		to	25.25%
2018	3	$18.27	to	$18.27	$54	1.76%	1.40%	to	1.40%	(16.13	) %	to	(16.13	) %
2017	3	$21.79	to	$21.79	$65	1.66%	1.40%	to	1.40%	29.30%		to	29.30%
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
(Effective date 04/28/2017)
2021	0	$13.15	to	$12.55	$3	2.84%	0.20%	to	1.20%	12.05%		to	6.93%
2020	3	$11.73	to	$11.73	$35	3.36%	1.20%	to	1.20%	3.93%		to	3.93%
2019	4	$11.29	to	$11.29	$46	3.15%	1.20%	to	1.20%	12.90%		to	12.90%
2018	4	$10.00	to	$10.00	$42	0.00%	1.20%	to	1.20%	(6.05	) %	to	(6.05	) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
(Effective date 04/30/2018)
2021	3		$14.63	to	$14.10	$47	0.32%	0.20%	to	1.20%	24.10%		to	19.62%
2020	11		$11.79	to	$11.79	$133	0.80%	1.20%	to	1.20%	11.96%		to	11.96%
2019	1		$10.53	to	$10.53	$11	0.12%	1.20%	to	1.20%	22.76%		to	22.76%
2018	1		$8.58	to	$8.58	$5	0.00%	1.20%	to	1.20%	(14.24	) %	to	(14.24	) %
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
2021	1		$30.00	to	$22.15	$36	0.00%	0.20%	to	1.20%	3.30%		to	(28.38	) %
2020	2		$29.04	to	$30.92	$59	0.00%	0.25%	to	1.20%	70.54%		to	72.19%
2019	2		$17.03	to	$17.96	$34	0.00%	0.25%	to	1.20%	30.19%		to	31.44%
2018	2		$13.08	to	$13.67	$26	0.00%	0.25%	to	1.20%	3.62%		to	4.62%
2017	2		$12.62	to	$13.06	$25	0.00%	0.25%	to	1.20%	28.38%		to	29.59%
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
2021	5		$22.18	to	$20.81	$105	0.85%	0.20%	to	1.20%	34.74%		to	27.64%
2020	10		$16.46	to	$16.31	$160	1.51%	0.20%	to	1.20%	13.66%		to	14.83%
2019	12		$14.48	to	$14.20	$181	0.78%	0.20%	to	1.20%	27.33%		to	28.61%
2018	8		$11.37	to	$11.04	$94	1.10%	0.20%	to	1.20%	(9.10	) %	to	(8.18	) %
2017	1		$12.51	to	$12.51	$14	1.30%	1.20%	to	1.20%	19.05%		to	19.05%
MFS VIT II TECHNOLOGY PORTFOLIO
2021	61		$34.31	to	$31.13	$2,009	0.00%	0.20%	to	1.20%	18.30%		to	12.08%
2020	76		$29.01	to	$27.78	$2,227	0.00%	0.20%	to	1.20%	44.67%		to	46.12%
2019	79		$20.05	to	$19.01	$1,577	0.00%	0.20%	to	1.20%	34.26%		to	35.61%
2018	87		$14.93	to	$14.02	$1,311	0.00%	0.20%	to	1.20%	0.30%		to	1.32%
2017	57		$14.89	to	$13.84	$850	0.00%	0.20%	to	1.20%	37.00%		to	38.37%
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
(Effective date 04/28/2017)
2021	5		$17.28	to	$16.48	$77	0.55%	0.20%	to	1.20%	33.76%		to	23.01%
2020	8		$12.92	to	$13.40	$101	0.66%	0.20%	to	1.20%	0.90%		to	1.98%
2019	9		$12.80	to	$13.14	$114	0.50%	0.20%	to	1.20%	24.85%		to	26.10%
2018	5		$10.25	to	$10.42	$53	0.62%	0.20%	to	1.20%	(6.49	) %	to	(5.54	) %
2017	3		$10.96	to	$10.96	$28	0.00%	1.20%	to	1.20%	9.62%		to	9.62%
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
2021	11		$35.10	to	$20.09	$217	0.17%	0.20%	to	1.20%	111.79%		to	(29.68	) %
2020	11		$16.57	to	$28.57	$186	0.42%	0.25%	to	1.20%	17.86%		to	18.99%
2019	11		$14.06	to	$24.01	$158	0.29%	0.25%	to	1.20%	24.08%		to	25.26%
2018	11		$11.33	to	$19.17	$127	0.22%	0.25%	to	1.20%	(7.07	) %	to	(6.17	) %
2017	1		$20.44	to	$20.44	$17	0.35%	0.25%	to	0.25%	17.82%		to	17.82%
NVIT EMERGING MARKETS FUND
2021	0	*	$13.43	to	$13.32	$6	0.95%	1.25%	to	1.40%	(8.13	) %	to	(8.87	) %
2020	-	*	$14.62	to	$14.62	$6	1.79%	1.40%	to	1.40%	11.31%		to	11.31%
2019	0	*	$13.13	to	$13.13	$6	2.16%	1.40%	to	1.40%	20.88%		to	20.88%
2018	0	*	$10.86	to	$10.86	$5	0.35%	1.40%	to	1.40%	(18.86	) %	to	(18.86	) %
2017	0	*	$13.39	to	$13.39	$6	0.96%	1.40%	to	1.40%	39.15%		to	39.15%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
2021	12		$13.01	to	$7.65	$129	4.14%	0.20%	to	1.20%	55.97%		to	30.16%
2020	12		$8.34	to	$5.88	$99	6.71%	0.25%	to	1.20%	(0.01	) %	to	0.96%
2019	13		$8.34	to	$5.82	$106	4.31%	0.25%	to	1.20%	10.02%		to	11.07%
2018	15		$7.58	to	$5.24	$111	1.83%	0.25%	to	1.20%	(15.23	) %	to	(14.41	) %
2017	6		$8.94	to	$6.12	$49	10.67%	0.25%	to	1.20%	0.83%		to	1.80%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
2021	1		$13.28	to	$11.81	$12	1.44%	0.20%	to	1.20%	5.65%		to	(6.01	) %
2020	10		$12.57	to	$12.57	$128	1.71%	1.20%	to	1.20%	15.84%		to	15.84%
2019	7		$10.85	to	$10.85	$73	1.58%	1.20%	to	1.20%	11.86%		to	11.86%
2018	4		$9.70	to	$9.70	$43	2.30%	1.20%	to	1.20%	(3.66	) %	to	(3.66	) %
2017	4		$10.06	to	$10.06	$43	2.07%	1.20%	to	1.20%	7.56%		to	7.56%
PIMCO VIT LOW DURATION PORTFOLIO
2021	27		$11.24	to	$9.98	$289	0.41%	0.20%	to	1.20%	9.97%		to	(7.34	) %
2020	35		$10.22	to	$10.77	$384	1.18%	0.20%	to	1.20%	1.69%		to	2.72%
2019	31		$10.05	to	$10.48	$334	2.67%	0.20%	to	1.20%	2.68%		to	3.71%
2018	32		$9.79	to	$10.11	$339	1.83%	0.20%	to	1.20%	(0.96	) %	to	0.04%
2017	29		$10.57	to	$10.57	$307	1.24%	0.45%	to	0.45%	0.79%		to	0.79%
PIMCO VIT REAL RETURN PORTFOLIO
2021	13		$13.05	to	$12.02	$154	4.99%	0.20%	to	1.20%	11.77%		to	2.95%
2020	4		$11.67	to	$11.67	$46	1.48%	1.20%	to	1.20%	10.24%		to	10.24%
2019	4		$10.59	to	$10.59	$42	1.57%	1.20%	to	1.20%	7.04%		to	7.04%
2018	3		$9.89	to	$9.89	$31	1.70%	1.20%	to	1.20%	(3.47	) %	to	(3.47	) %
PIMCO VIT SHORT TERM PORTFOLIO
2021	9		$10.94	to	$10.36	$91	1.01%	0.20%	to	1.20%	4.15%		to	(4.06	) %
2020	7		$10.50	to	$10.80	$77	1.26%	0.20%	to	1.20%	0.87%		to	1.96%
2019	7		$10.41	to	$10.59	$72	2.38%	0.20%	to	1.20%	1.47%		to	2.49%
2018	5		$10.25	to	$10.34	$50	1.42%	0.20%	to	1.20%	0.20%		to	1.23%
PIMCO VIT TOTAL RETURN PORTFOLIO
2021	59		$13.43	to	$11.40	$722	1.72%	0.20%	to	1.20%	14.90%		to	(6.15	) %
2020	68		$11.69	to	$12.14	$853	2.20%	0.20%	to	1.20%	7.27%		to	8.32%
2019	63		$10.90	to	$12.61	$732	2.91%	0.25%	to	1.20%	6.96%		to	7.98%
2018	62		$10.19	to	$11.68	$679	2.50%	0.25%	to	1.20%	(1.83	) %	to	(0.88	) %
2017	35		$10.38	to	$11.78	$401	1.79%	0.25%	to	1.20%	3.57%		to	4.55%
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/28/2017)
2021	4		$18.12	to	$17.29	$71	1.19%	0.20%	to	1.20%	31.81%		to	25.79%
2020	4		$13.74	to	$13.74	$56	1.84%	1.20%	to	1.20%	4.52%		to	4.52%
2019	4		$13.15	to	$13.15	$54	2.26%	1.20%	to	1.20%	28.85%		to	28.85%
2018	6		$10.20	to	$10.20	$59	0.69%	1.20%	to	1.20%	(9.59	) %	to	(9.59	) %
2017	6		$11.29	to	$11.29	$66	0.00%	1.20%	to	1.20%	12.86%		to	12.86%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
2021	7		$16.22	to	$15.20	$107	0.68%	0.20%	to	1.20%	20.19%		to	12.59%
2020	7		$13.50	to	$13.50	$95	1.97%	1.20%	to	1.20%	11.01%		to	11.01%
2019	7		$12.16	to	$12.16	$86	1.42%	1.20%	to	1.20%	15.73%		to	15.73%
2018	7		$10.51	to	$10.51	$74	0.00%	1.20%	to	1.20%	(8.37	) %	to	(8.37	) %
PUTNAM VT GLOBAL EQUITY FUND
2021	1		$17.46	to	$15.08	$12	0.96%	0.20%	to	1.20%	28.75%		to	11.24%
2020	2		$13.56	to	$13.56	$32	0.18%	1.20%	to	1.20%	8.75%		to	8.75%
2019	2		$12.47	to	$12.47	$29	0.00%	1.20%	to	1.20%	25.09%		to	25.09%
2018	2		$9.97	to	$9.97	$24	0.30%	1.20%	to	1.20%	(13.49	) %	to	(13.49	) %
2017	0	*	$11.52	to	$11.52	$4	0.00%	1.20%	to	1.20%	26.85%		to	26.85%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PUTNAM VT GROWTH OPPORTUNITIES FUND
2021	49		$31.83	to	$29.52	$1,450	0.00%	0.20%	to	1.20%	30.66%		to	17.07%
2020	57		$24.36	to	$25.22	$1,385	0.04%	0.20%	to	1.20%	37.08%		to	38.40%
2019	76		$17.77	to	$18.22	$1,362	0.11%	0.20%	to	1.20%	35.11%		to	36.47%
2018	56		$13.15	to	$13.15	$738	0.00%	1.20%	to	1.20%	1.15%		to	1.15%
2017	28		$13.01	to	$13.01	$366	0.06%	1.20%	to	1.20%	29.35%		to	29.35%
PUTNAM VT INCOME FUND
2021	1		$11.82	to	$11.04	$11	2.16%	0.20%	to	1.20%	1.00%		to	(6.82	) %
2020	4		$11.71	to	$11.84	$48	4.50%	1.00%	to	1.20%	4.44%		to	4.63%
2019	7		$11.21	to	$11.32	$81	3.26%	1.00%	to	1.20%	10.57%		to	10.78%
2018	6		$10.14	to	$10.21	$58	3.14%	1.00%	to	1.20%	(1.01	) %	to	(0.82	) %
2017	5		$10.24	to	$10.30	$52	3.56%	1.00%	to	1.20%	4.34%		to	4.54%
PUTNAM VT INTERNATIONAL EQUITY FUND
2021	1		$15.47	to	$12.79	$17	0.55%	0.20%	to	1.20%	30.01%		to	(10.22	) %
2020	1		$11.90	to	$14.25	$16	1.29%	0.20%	to	1.20%	10.72%		to	11.84%
2019	7		$10.75	to	$12.74	$75	1.24%	0.20%	to	1.20%	23.66%		to	24.90%
2018	7		$8.69	to	$10.20	$64	1.45%	0.20%	to	1.20%	(20.09	) %	to	(19.27	) %
2017	6		$10.88	to	$11.09	$62	0.21%	0.45%	to	1.20%	25.09%		to	26.01%
PUTNAM VT INTERNATIONAL GROWTH FUND
2021	-		$20.02	to	$13.47	$-	1.65%	0.20%	to	1.20%	35.58%		to	(8.83	) %
2020	1		$14.77	to	$14.77	$13	0.04%	1.20%	to	1.20%	26.45%		to	26.45%
2019	1		$11.68	to	$11.68	$10	0.00%	1.20%	to	1.20%	23.44%		to	23.44%
2018	1		$9.46	to	$9.46	$8	0.00%	1.20%	to	1.20%	(19.62	) %	to	(19.62	) %
2017	1		$11.77	to	$11.77	$10	2.12%	1.20%	to	1.20%	33.43%		to	33.43%
PUTNAM VT INTERNATIONAL VALUE FUND
2021	1		$14.61	to	$13.78	$8	1.99%	0.20%	to	1.20%	20.39%		to	13.57%
2020	1		$12.13	to	$12.13	$7	2.66%	1.20%	to	1.20%	2.66%		to	2.66%
2019	1		$11.82	to	$11.82	$7	2.63%	1.20%	to	1.20%	18.79%		to	18.79%
2018	1		$9.95	to	$9.95	$6	2.05%	1.20%	to	1.20%	(18.61	) %	to	(18.61	) %
PUTNAM VT MORTGAGE SECURITIES FUND
2021	8		$11.16	to	$9.97	$78	0.00%	0.20%	to	1.20%	6.51%		to	(4.91	) %
2020	8		$10.48	to	$10.48	$82	10.06%	1.20%	to	1.20%	(2.69	) %	to	(2.69	) %
2019	8		$10.77	to	$10.77	$85	2.17%	1.20%	to	1.20%	11.86%		to	11.86%
2018	8		$9.63	to	$9.63	$76	2.88%	1.20%	to	1.20%	(2.09	) %	to	(2.09	) %
2017	2		$9.84	to	$9.84	$16	0.00%	1.20%	to	1.20%	0.75%		to	0.75%
PUTNAM VT MULTI-CAP CORE FUND
2021	2		$24.08	to	$22.40	$42	0.66%	0.20%	to	1.20%	39.13%		to	29.45%
2020	4		$17.31	to	$17.31	$78	1.03%	1.20%	to	1.20%	15.91%		to	15.91%
2019	6		$14.93	to	$14.93	$87	1.10%	1.20%	to	1.20%	30.06%		to	30.06%
2018	6		$11.48	to	$11.48	$68	1.04%	1.20%	to	1.20%	(8.74	) %	to	(8.74	) %
2017	4		$12.58	to	$12.58	$52	1.07%	1.20%	to	1.20%	21.39%		to	21.39%
PUTNAM VT RESEARCH FUND
2021	0	*	$23.99	to	$22.29	$8	0.10%	0.20%	to	1.20%	31.99%		to	22.65%
2020	-	*	$18.17	to	$18.17	$6	0.66%	1.20%	to	1.20%	18.46%		to	18.46%
2019	0	*	$15.34	to	$15.34	$6	0.00%	1.20%	to	1.20%	31.66%		to	31.66%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PUTNAM VT SMALL CAP GROWTH FUND
2021	2	$34.49	to	$21.17	$34	0.00%	0.20%	to	1.20%	82.13%		to	11.78%
2020	2	$18.94	to	$18.94	$30	0.00%	1.20%	to	1.20%	46.57%		to	46.57%
2019	2	$12.92	to	$12.92	$22	0.00%	1.20%	to	1.20%	35.81%		to	35.81%
2018	2	$9.51	to	$9.51	$16	0.00%	1.20%	to	1.20%	(14.88	) %	to	(14.88	) %
2017	1	$11.17	to	$11.17	$15	0.11%	1.20%	to	1.20%	6.64%		to	6.64%
PUTNAM VT SMALL CAP VALUE FUND
2021	13	$18.30	to	$15.30	$224	0.71%	0.20%	to	1.20%	49.56%		to	25.02%
2020	12	$12.24	to	$12.24	$147	1.05%	1.20%	to	1.20%	2.75%		to	2.75%
2019	12	$11.91	to	$11.91	$142	0.64%	1.20%	to	1.20%	22.76%		to	22.76%
2018	12	$9.70	to	$9.70	$112	0.40%	1.20%	to	1.20%	(20.89	) %	to	(20.89	) %
2017	8	$12.27	to	$12.27	$97	1.05%	1.20%	to	1.20%	6.59%		to	6.59%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
2021	201	$34.55	to	$26.11	$5,540	0.00%	0.20%	to	1.20%	53.44%		to	9.85%
2020	235	$22.52	to	$23.77	$5,533	0.00%	0.20%	to	1.20%	32.31%		to	33.67%
2019	222	$17.02	to	$17.78	$3,943	0.00%	0.20%	to	1.20%	28.03%		to	29.32%
2018	213	$13.29	to	$13.75	$2,964	0.00%	0.20%	to	1.20%	0.44%		to	1.45%
2017	84	$13.24	to	$13.56	$1,229	0.00%	0.20%	to	1.20%	34.20%		to	35.55%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
2021	53	$56.90	to	$21.73	$1,235	0.00%	0.20%	to	1.20%	191.90%		to	2.60%
2020	73	$19.49	to	$21.18	$1,512	0.00%	0.20%	to	1.20%	27.74%		to	29.00%
2019	71	$15.26	to	$16.42	$1,147	0.00%	0.20%	to	1.20%	27.10%		to	28.38%
2018	60	$12.01	to	$12.79	$778	0.00%	0.20%	to	1.20%	(0.36	) %	to	0.65%
2017	29	$12.05	to	$12.71	$400	0.00%	0.20%	to	1.20%	25.79%		to	27.05%
VAN ECK VIP GLOBAL HARD ASSETS FUND
2021	16	$10.93	to	$7.49	$168	0.30%	0.20%	to	1.20%	22.15%		to	(18.81	) %
2020	24	$8.95	to	$9.23	$214	0.72%	0.20%	to	1.20%	17.40%		to	18.59%
2019	30	$7.62	to	$5.44	$226	0.00%	1.20%	to	1.20%	10.23%		to	10.21%
2018	33	$6.91	to	$4.94	$225	0.00%	1.20%	to	1.20%	(29.29	) %	to	(29.28	) %
2017	20	$9.78	to	$6.98	$190	0.00%	1.20%	to	1.20%	(3.13	) %	to	(3.14	) %

* The Investment Division has units that round to less than 1,000 units.

(Concluded)

5.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2021 including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Great-West Life & Annuity Insurance Company of New York

(A wholly-owned subsidiary of Great-West Life & Annuity Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2021 and 2020 and Related Statutory Statements of Operations, Changes in Capital and Surplus and Cash Flows, and Notes to the Financial Statements for Each of Three Years in the Period Ended December 31, 2021 and Report of Independent Registered Public Accounting Firm

Deloitte & Touche LLP
1601 Wewatta Street,
Suite 400
Denver, CO,80202
USA
INDEPENDENT AUDITOR’S REPORT	Tel: +1 303-292-5400
Fax: 303 312 4000
To the Board of Directors and Stockholder of	www.Deloitte.com
Great-West Life & Annuity Insurance Company of New York
New York, New York

Opinions

We have audited the statutory-basis financial statements of Great-West Life & Annuity Insurance Company of New York (the “Company”) (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2021 and 2020, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years then ended, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years then ended, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years then ended.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the New York State Department of Financial Services. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

The Company engages in various related-party transactions with affiliates under common control as discussed in Note 3 to the statutory-basis financial statements. The accompanying statutory-basis financial statements are not necessarily indicative of the conditions that would have existed or the results of operations that would prevail if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.
●	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2021 audit was conducted for the purpose of forming an opinion on the 2021 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, the supplemental schedule of selected financial data, and the supplemental schedule of reinsurance contracts with risk-limiting features as of and for the year ended December 31, 2021 are presented for purposes of additional analysis and are not a required part of the 2021 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2021 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2021 statutory-basis financial statements as a whole.

April 15, 2022

Denver, CO

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2021 and 2020

(In Thousands, Except Share Amounts)

	December 31,
	2021	2020
Admitted assets:
Cash and invested assets:
Bonds	$2,758,518	$1,868,877
Preferred stock	—	842
Mortgage loans (net of allowances of $20 and $20)	214,706	238,564
Contract loans	14,308	16,034
Cash, cash equivalents and short-term investments	128,665	516,224
Securities lending collateral assets	6,357	3,794
Other invested assets	22,054	19,670
Total cash and invested assets	3,144,608	2,664,005

Investment income due and accrued	17,611	14,215
Premiums deferred and uncollected	354	384
Funds held or deposited with reinsured companies	243,958	256,739
Current federal income taxes recoverable from affiliate	2,717	473
Deferred income taxes	—	3,691
Due from affiliates	1,869	12
Other assets	27,670	4,341
Assets from separate accounts	699,997	674,708

Total admitted assets	$4,138,784	$3,618,568

See notes to statutory financial statements.	Continued

4

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2021 and 2020

(In Thousands, Except Share Amounts)

	December 31,
	2021	2020
Liabilities, capital and surplus:
Liabilities:
Reserves for life insurance and annuities	$1,971,158	$2,165,038
Liability for deposit-type contracts	1,132,610	447,107
Provision for policyholders’ dividends	1,400	1,800
Asset valuation reserve	11,232	8,238
Interest maintenance reserve	72,058	94,771
Due to parent and affiliates	23,203	1,743
Payable for securities lending collateral	6,357	3,794
Other liabilities	27,716	32,192
Liabilities from separate accounts	699,797	674,554
Total liabilities	3,945,531	3,429,237

Contingencies (See Note 15)

Capital and surplus:
Common stock, $1,000 par value; 10,000 shares authorized; 2,500 shares issued and outstanding	2,500	2,500
Gross paid in and contributed surplus	253,014	253,014
Unassigned deficit	(62,261)	(66,183)
Total capital and surplus	193,253	189,331

Total liabilities, capital and surplus	$4,138,784	$3,618,568

See notes to statutory financial statements.	Concluded

5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Operations

Years Ended December 31, 2021, 2020 and 2019

(In Thousands)

	Year Ended December 31,
	2021	2020	2019

Income:
Premium income and annuity considerations	$524,091	$1,653,527	$(395,942)
Net investment income	67,751	31,020	39,787
Amortization of interest maintenance reserve	9,474	5,230	778
Commission and expense allowances on reinsurance ceded	4,683	6,315	5,750
Other miscellaneous income	23,129	7,152	13,152
Total income	629,128	1,703,244	(336,475)
Expenses:
Death benefits	5,711	7,967	6,745
Annuity benefits	15,269	1,597	4,815
Surrender benefits	1,556,963	239,470	278,998
(Decrease) increase in aggregate reserves for life and accident and health policies and contracts	(193,158)	1,347,799	(577,236)
Other benefits	11,410	190	159
Total benefits	1,396,195	1,597,023	(286,519)
Commissions	2,347	191,136	12,711
Other insurance expenses	28,525	14,276	13,273
Net transfers from separate accounts	(801,825)	(49,023)	(69,379)
Interest maintenance reserve reinsurance activity	(11,174)	92,485	(21,652)
Total benefits and expenses	614,068	1,845,897	(351,566)
Net gain (loss) from operations before dividends to policyholders, federal income taxes and net realized capital gains (losses)	15,060	(142,653)	15,091
Dividends to policyholders	1,026	1,498	1,938
Net gain (loss) from operations after dividends to policyholders and before federal income taxes and net realized capital gains (losses)	14,034	(144,151)	13,153
Federal income tax (benefit) expense	(210)	316	(13,275)
Net gain (loss) from operations before net realized capital gains (losses)	14,244	(144,467)	26,428
Net realized capital gains (losses), less tax benefits of $12, $0, and $159, and transfers to interest maintenance reserve	45	—	(596)
Net income (loss)	$14,289	$(144,467)	$25,832

See notes to statutory financial statements.

6

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2021, 2020 and 2019

(In Thousands)

	Year Ended December 31,
	2021	2020	2019

Capital and surplus, beginning of year	$189,331	$113,835	$81,442

Net income (loss)	14,289	(144,467)	25,832
Change in net unrealized capital losses, net of income taxes	(1,024)	(86)	—
Change in net deferred income taxes	(3,609)	12,812	(12,707)
Change in non-admitted assets	(147)	(10,372)	7,891
Change in asset valuation reserve	(2,994)	(2,999)	2,699
Surplus paid in	—	220,564	—
Change in surplus as a result of reinsurance	(2,639)	29	8,663
Changes in capital and surplus as a result of separate accounts	46	15	15
Net change in capital and surplus for the year	3,922	75,496	32,393
Capital and surplus, end of year	$193,253	$189,331	$113,835

See notes to statutory financial statements.

7

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2021, 2020 and 2019

(In Thousands)

	Year Ended December 31,
	2021	2020	2019
Operating activities:
Premium income	$523,489	$675,322	$207,985
Investment income received, net of investment expenses paid	80,931	31,407	39,793
Other miscellaneous income received	37,954	18,101	22,959
Benefit and loss related payments	(1,592,719)	(248,611)	(289,357)
Net transfers from separate accounts	801,825	49,035	72,965
Commissions, other expenses and taxes paid	(31,292)	(204,826)	(24,982)
Dividends paid to policyholders	(1,426)	(1,998)	(2,239)
Federal income taxes (paid) received, net	(1,498)	(1,911)	8,353
Net cash (used in) provided by operating activities	(182,736)	316,519	35,477

Investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	337,264	119,142	142,434
Stocks	828	—	—
Mortgage loans	43,027	1,622	25,136
Other	4,589	—	3
Cost of investments acquired:
Bonds	(1,254,518)	(171,055)	(252,696)
Mortgage loans	(22,000)	(4,000)	—
Other	—	91	(153)
Net change in contract loans	307	403	197
Net cash used in investing activities	$(890,503)	$(53,797)	$(85,079)

See notes to statutory financial statements.	Continued

8

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2021, 2020 and 2019

(In Thousands)

	Year Ended December 31,
	2021	2020	2019

Financing and miscellaneous activities:
Capital and paid in surplus	$—	$220,564	$—
Deposit-type contract withdrawals, net of deposits	674,897	(50)	(174)
Other	10,783	3,420	(204)
Net cash provided by (used in) financing and miscellaneous activities	685,680	223,934	(378)

Net (decrease) increase in cash, cash equivalents and short-term investments	(387,559)	486,656	(49,980)
Cash, cash equivalents and short-term investments:
Beginning of year	516,224	29,568	79,548
End of year	$128,665	$516,224	$29,568
In 2020, non-cash transfers of $1,193 million of assets and liabilities occurred as a part of the MassMutual transaction. In 2019, non-cash transfers of $646 million of assets and liabilities occurred as a part of the Protective transaction. Refer to Note 8 for further information on the MassMutual transaction.

See notes to statutory financial statements.	Concluded

9

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company of New York (the “Company”) is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). GWL&A is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company is incorporated as a stock life insurance company in the State of New York and is subject to regulation by the New York State Department of Financial Services (the "Department"). The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuity products in the State of New York and Illinois.

Effective December 31, 2020, the Company completed the acquisition, via indemnity reinsurance (“the MassMutual transaction”), of the retirement services business of Massachusetts Mutual Life Insurance Company ("MassMutual"). The Company has now assumed the economics and risks associated with the reinsurance business. Per the transaction agreement, the Company acquired Statutory assets equal to liabilities. The business assumed is primarily group annuities. See Note 8 for further discussion of the MassMutual transaction.

Effective June 1, 2019, the Company completed the sale, via indemnity reinsurance (the "Protective transaction"), of substantially all of its individual life insurance and annuity business to Protective Life and Annuity Insurance Company ("Protective") who now assumes the economics and risks associated with the reinsured business. Per the transaction agreement, the Company transferred Statutory assets equal to liabilities. The business transferred included bank-owned and corporate-owned life insurance, single premium life insurance, individual annuities as well as closed block life insurance and annuities. The Company will retain a block of participating life insurance policies, which are now administered by Protective. Post-transaction, the Company will focus on the defined contribution retirement and asset management markets.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Department. The Department requires that insurance companies domiciled in the State of New York prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the State of New York Superintendent of Financial Services.

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The NAIC SAP has been adopted as a component of prescribed or permitted practices by the Department. The Department has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. Specifically, for New York domiciled companies, the amount of ceded reserves are limited to the amount of direct reserves while NAIC SAP does not have this specific requirement.

10

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

A reconciliation of the Company’s capital and surplus and statutory net income between NAIC SAP and practices prescribed by the Department, and the resulting tax impacts, are shown below.

	Statutory Capital and Surplus		Statutory Net (Loss) Income
	December 31,		Year ended December 31,
	2021	2020	2021	2020	2019
New York prescribed basis	$193,253	189,331	$14,289	$(144,467)	$25,832

State prescribed practices, ceded reserves
Ceded reserves	—	1,061	(1,061)	(277)	(260)
Current income taxes on ceded reserves	—	(344)	344	33	(41)
Deferred taxes	—	(223)	223	58	(281)
Reduction to non-admit deferred taxes	—	156	(156)	(70)	226
NAIC SAP basis	$193,253	$189,981	$13,639	$(144,723)	$25,476

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

•	Bonds, including loan-backed and structured securities (collectively referred to as "bonds"), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners ("NAIC") designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•	Perpetual preferred stock is recorded at fair value not to exceed the currently effective call price. Under GAAP, perpetual preferred stock is recorded at fair value.

•	Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with remaining maturities, at the time of acquisition, of one year or less.

•	As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds, equity securities, mortgage loans and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•	As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and mortgage loans attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is

11

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•	As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses and OTTI” in the notes to the statutory financial statements.

•	Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains (losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

•	Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•	Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial

12

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned deficit, whereas under GAAP deferred taxes are included in the determination of net income.

•	Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

•	Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•	The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•	Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•	Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•	Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•	Comprehensive income and its components are not presented in the statutory financial statements.

•	The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

•	For statutory accounting purposes, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. As prescribed by the Department, ceded reserves are limited to the amount of direct reserves. Under GAAP, ceded future policy benefits and contract owner liabilities are reported as reinsurance recoverables. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheet and are stated net of allowance for uncollectible reinsurance, which are charged to earnings. Cost of reinsurance (i.e. the net cash flows which include reinsurance premiums, ceding commissions, etc.) are deferred and amortized over the remaining life of the business.

•	For statutory accounting, business combinations must either create a parent-subsidiary relationship (statutory purchase) or there must be an exchange of equity with one surviving entity (statutory merger). Under GAAP, an integrated set of activities and assets that are capable of being conducted and managed for the purpose of providing economic benefits to its investors can meet the definition of a business. As such, under GAAP, certain reinsurance agreements could be accounted for as a business acquisition.

13

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

Impact of COVID-19 on significant judgments, estimates and assumptions

The COVID-19 pandemic continues to cause material disruption to businesses globally, resulting in continued economic pressures. While rising vaccination rates have led governments in different regions to ease restrictions put in place, many factors continue to extend economic uncertainty, including but not limited to: the availability, adoption and uncertainty around the effectiveness of vaccines; the emergence of COVID-19 variants; and the extent and timing of related government and central bank actions. The Company has developed flexible strategies to manage the current environment and leverage opportunities for the future. The duration and impact of the COVID-19 pandemic continues to be unknown at this time. The results of the Company reflect management's judgments regarding the impact of prevailing market conditions.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•	In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•	Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value. Make-whole call provisions, which allow the bond to be called at any time, are not considered in determining the timeframe for amortizing the premium or discount unless the Company has information indicating the issuer is expected to invoke the make-whole call provision.

•	Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR, including those from foreign currency translations, are included in net realized capital gains (losses).

•	The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

•	Perpetual preferred stocks are carried at fair value not to exceed the currently effective call price.

14

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

•	Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

•	The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.

•	Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

•	The adequacy of the Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectible. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

•	Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

•	On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

•	Additionally, the Company considers the temporary relief granted by the Statutory Accounting Principles Working Group (“SAPWG”) in response to the Coronavirus, Aid, Relief, and Economic Security Act (the “CARES Act”). The relief gives temporary statutory exception for impairment assessment on bank loans, mortgage loans and investment products with underlying mortgage loans due to situations as a result of COVID-19 including the forbearance or modification of mortgage loan payments. SAPWG also granted practical expedients in determining whether a modification is a concession (insignificant) or if it is a TDR. The provisions of these guidance are applicable through the earlier of January 1, 2022, or 60 days after the date on which the national emergency concerning COVID–19 terminates.

15

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

•	Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•	Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market funds that are traded in an active market and are carried at fair value.

•	The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in money market funds and short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending collateral.

•	Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•	Surplus notes, which are recorded in other invested assets, are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the surplus note is designated a NAIC three to six, in which case it is reported at the lower of amortized cost or fair value.

•	The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

•	Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;

•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;

16

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

•	The length of time for which the estimated fair value has been below cost;

•	Downgrade of a bond investment by a credit rating agency;

•	Deterioration of the financial condition of the issuer;

•	The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and

•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

•	Level 1 inputs which are utilized for general and separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•	Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For general and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

•	Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3.

The fair value of certain investments in the separate accounts are estimated using net asset value per share as a practical expedient, and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

17

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of cross-currency swaps and foreign currency forwards. The Company uses these derivative instruments to manage foreign currency exchange rate risk associated with its invested assets. Derivative instruments are not used for speculative reasons. The Company’s derivatives are cleared and settled through a bilateral contract between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected, or that are not eligible for hedge accounting, are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Securities pledged to the Company generally consist of U.S. government or U.S.

18

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

government agency securities and are not recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. Cash collateral pledged by the Company is included in other assets.

Due to/from parent and affiliates

Due to/from parent and affiliates represents non-interest bearing amounts which are due upon demand. Due to/from parent and affiliates include amounts receivable from or payable to Lifeco U.S. and subsidiaries of Lifeco U.S.

Funds held or deposited with reinsured companies

Funds held by reinsurers are receivables from ceding entities. Interest earned on the funds withheld receivable are included as a component of aggregate write-ins for miscellaneous income.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Life contract premiums and benefits ceded to other companies have been reported as a reduction of the premium revenue and benefit expense. Life contract premiums and benefits assumed from other companies have been reported as an increase in premium revenue and benefit expense. Invested assets and reserves ceded or assumed on deposit type contracts are accounted for using deposit accounting. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contract.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR. Realized capital gains and losses also result from the termination of derivative contracts prior to expiration and may be subject to IMR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

19

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Liability reserves for variable annuities with guarantees and universal life without secondary guarantees are valued in accordance with Principle-Based Reserving ("PBR") methods, outlined in NAIC Valuation Manual Sections 20 and 21. PBR utilizes stochastic models to calculate levels of reserves to cover future benefits that would occur during possible poor future economic conditions. Reserve estimates are determined using both company experience and prescribed assumptions, with the final liability reserve being the greatest of the two estimates and floored at the aggregate surrender value.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and recordkeeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned deficit.

20

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

2.   Recently Adopted Accounting Pronouncements

In 2020, SAPWG adopted a revised SSAP 32R, Preferred Stock, and a corresponding Issue Paper No. 164, Preferred Stock. The revised SSAP improves the definition of preferred stock, revises the measurement guidance based on the type and terms of preferred stock held, and clarifies the impairment and dividend recognition guidance. The standard was adopted with an effective date of January 1, 2021 with early adoption permitted. The adoption of this standard did not have a material effect on the Company’s financial statements.

3.   Related Party Transactions

In the normal course of business, the Company enters into agreements with related parties whereby it provides and/or receives recordkeeping services, investment advisory services, distribution and administrative services, and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets or other similar drivers.

On August 1, 2020, the Company executed the direct assignment of its recordkeeping related contracts and related recordkeeping revenues and expenses to Empower Retirement, LLC (“Empower”).

On December 31, 2020, the Company completed the acquisition, via indemnity reinsurance, of the retirement services business of MassMutual. After the close of this acquisition, the Company assigned all recordkeeping related revenues and expenses to Empower.

Description	Related party	Year Ended December 31,			Financial statement line
		2021	2020	2019
Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds.	GWFS Equities, Inc.(1)	$—	$330	$8,381	Other income
Receives reimbursement for commissions paid on recordkeeping contracts transferred to Empower	GWL&A	(19,147)	—	—	Commissions
Provides recordkeeping services.	GWL&A	—	1,460	2,328	Other income
Receives recordkeeping services.	Empower Retirement, LLC ("Empower")(1)	—	(7,870)	(12,914)	Other income
Receives investment advisory services.	GWL&A	(1,580)	(813)	(839)	Net investment income
Received corporate support services.	GWL&A	25,525	11,813	—	Other insurance expenses

(1) A wholly-owned subsidiary of GWL&A.

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2021	2020
GWFS Equities, Inc.(1)	On account	On demand	$1,869	$7
Other related party receivables	On account	On demand	—	5
Total			$1,869	$12

21

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

(1) A wholly-owned subsidiary of GWL&A.

The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2021	2020
GWL&A	On account	On demand	5,204	1,743
The Canada Life Assurance Company(2)	On account	On demand	17,999	—
Total			$23,203	$1,743

(1) A wholly-owned subsidiary of GWL&A.

(2) An indirect wholly-owned subsidiary of Lifeco

The Company had $2,717 and $473 of current federal income taxes receivable at December 31, 2021 and 2020, respectively. These amounts were due from Lifeco U.S. relating to its consolidated tax return.

The Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

4.   Summary of Invested Assets

Investments in bonds consist of the following:

	December 31, 2021
Bonds:	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government	$38,607	$1,090	$589	$39,108
All other governments	3,073	—	3	3,070
U.S. states, territories and possessions	8,061	511	58	8,514
Political subdivisions of states and territories	9,687	297	126	9,858
Industrial and miscellaneous	2,311,069	31,394	33,153	2,309,310
Loan-backed and structured securities	388,021	5,448	3,274	390,195
Total bonds	$2,758,518	$38,740	$37,203	$2,760,055

	December 31, 2020
Bonds:	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government	$13,958	$1,911	$—	$15,869
All other governments	3,205	—	—	3,205
U.S. states, territories and possessions	8,873	864	—	9,737
Political subdivisions of states and territories	9,913	363	—	10,276
Industrial and miscellaneous	1,563,901	51,720	545	1,615,076
Loan-backed and structured securities	269,027	10,827	45	279,809
Total bonds	$1,868,877	$65,685	$590	$1,933,972

22

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2021
	Book/adjusted
	carrying value	Fair value
Due in one year or less	$100,224	$100,960
Due after one year through five years	605,307	614,251
Due after five years through ten years	1,171,293	1,169,016
Due after ten years	493,673	485,632
Loan-backed and structured securities	388,021	390,196
Total bonds	$2,758,518	$2,760,055

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities:

	December 31,
	2021	2020
Consideration from sales	$261,868	$80,614
Gross realized gains from sales	4,165	2,685
Gross realized losses from sales	7,624	88

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

	December 31, 2021
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI
U.S. government	$24,339	$589	$—	$—	$24,339	$589
All other governments	3,070	3	—	—	3,070	3
U.S. states, territories and possessions	2,416	58	—	—	2,416	58
Political subdivisions of states and territories	5,528	126	—	—	5,528	126
Industrial and miscellaneous	1,202,334	31,899	155,796	7,115	1,358,130	39,014
Loan-backed and structured securities	211,961	2,695	9,226	579	221,187	3,274
Total bonds	$1,449,648	$35,370	$165,022	$7,694	$1,614,670	$43,064
Total number of securities in an unrealized loss position		340		35		375

23

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	December 31, 2020
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI
Industrial and miscellaneous	$30,514	$534	$—	$—	$30,514	$534
Loan-backed and structured securities	12,068	35	206	4	12,274	39
Total bonds	$42,582	$569	$206	$4	$42,788	$573
Total number of securities in an unrealized loss position		9		1		10

Bonds - Total unrealized losses and OTTI increased by $42,491, or 7,416%, from December 31, 2020 to December 31, 2021. The increase in unrealized losses was across all asset classes and was primarily driven by lower valuations as a result of higher interest rates at December 31, 2021 compared to December 31, 2020. The acquisition of Statutory assets under the terms of the MassMutual transaction increased overall bond investments as well as the unrealized losses. See Note 1 and Note 8 for further discussion of the transaction.

Total unrealized losses greater than twelve months increased by $7,690 from December 31, 2020 to December 31, 2021. Industrial and miscellaneous securities account for 92%, or $7,115, of the unrealized losses and OTTI greater than twelve months at December 31, 2021. These securities continue to be rated investment grade. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 12% and 10% of total invested assets at December 31, 2021 and 2020, respectively.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association ("ISDA") Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $0 and $357 as of December 31, 2021 and 2020, respectively. The Company was not required to pledge collateral related to these derivatives as of December 31, 2021 or December 31, 2020.

At December 31, 2021 and 2020, the Company was not required to pledge collateral related to these derivatives, while other counterparties had pledged $9,640 and $0 of unrestricted cash collateral to the Company to satisfy collateral netting arrangements, respectively.

24

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Types of derivative instruments and derivative strategies

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

The following tables summarize derivative financial instruments:

	December 31, 2021
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Cross-currency swaps	$169,293	$5,647	$9,514

Total cash flow hedges	$169,293	$5,647	$9,514
(1)	The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.
(2)	The fair value includes accrued income and expense.

	December 31, 2020
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Cross-currency swaps	$5,678	$2	$2
Total cash flow hedges	5,678	2	2

Derivatives not designated as hedges:
Foreign currency forwards	174,353	(111)	(111)
Total derivatives not designated as hedges	174,353	(111)	(111)
Total cash flow hedges, and derivatives not designated as hedges	$180,031	$(109)	$(109)
(1)	The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.
(2)	The fair value includes accrued income and expense.

Net unrealized gains/(losses) on foreign currency forwards not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus was $88 and $(88) at December 31, 2021 and 2020, respectively.

25

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Securities lending

Securities with a cost or amortized cost of $6,177 and $3,621, and estimated fair values of $6,164 and $3,680 were on loan under the program at December 31, 2021 and 2020, respectively.

The following table summarizes the securities on loan by category:

	December 31,		December 31,
	2021		2020
	Book/adjusted carrying value	Fair value	Book/adjusted carrying value	Fair value
Industrial and miscellaneous	$6,177	$6,164	$3,621	$3,680
Total	$6,177	$6,164	$3,621	$3,680

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The Company received cash of $6,357 and $3,794 as collateral at December 31, 2021 and 2020, respectively. This cash was reinvested into money market funds and short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

Restricted assets

At December 31, 2021 and 2020, the Company had investments with a book/adjusted carrying value of $1,682 and $1,737, respectively, on deposit or in trust accounts controlled by various state insurance departments in accordance with statutory requirements. Additionally, the Company held collateral under securities lending agreements in the amount of $6,357 and $3,794 as of December 31, 2021 and 2020, respectively. The total restricted assets amount represents less than 1% of both total assets and total admitted assets at December 31, 2021 and 2020.

Net investment income

The following table summarizes net investment income:

	Year Ended December 31,
	2021	2020	2019
Bonds	$60,984	$29,070	$35,804
Mortgage loans	4,983	1,743	2,159
Derivative instruments	1,749	—	—
Other invested assets	476	109	175
Contract loans	473	680	870
Miscellaneous income	436	19	73
Cash, cash equivalents and short-term investments	227	210	1,545
Preferred stock	3	2	—
Gross investment income	69,331	31,833	40,626
Expenses	(1,580)	(813)	(839)
Net investment income	$67,751	$31,020	$39,787

26

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table summarizes net realized capital (losses) gains on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2021	2020	2019

Net realized capital (losses) gains, before federal income tax	$(2,557)	$5,280	$22,426
Less: Federal income tax (benefit) expense	(537)	1,109	4,709
Net realized capital (losses) gains, before IMR transfer	(2,020)	4,171	17,717
Net realized capital (losses) gains transferred to IMR, net of federal income tax (benefit) of ($549), $1,109 and $4,868, respectively	(2,065)	4,171	18,313
Net realized capital gains (losses), net of federal income tax (benefit) of $12, $0 and ($159), respectively, and IMR transfer	$45	$—	$(596)

Interest maintenance reserve

The following table summarizes activity in the interest maintenance reserve:

Year ended December 31, 2021
Reserve as of December 31, 2020	$94,771
Transferred into IMR, net of taxes	(2,065)
IMR reinsurance activity	(11,174)
Balance before amortization	81,532
Amortization released to Statement of Operations	(9,474)
Reserve as of December 31, 2021	$72,058

Concentrations

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2021	2020
Industrial and miscellaneous	85%	67%

	Concentration by industry
	December 31,
	2021	2020
Financial services	21%	21%
Utilities	13%	—%

27

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company had the following concentrations in cash, cash equivalents and short-term investments based on total invested assets:

	Concentration by type
	December 31,
	2021	2020
Industrial and miscellaneous	—%	16%

	Concentration by industry
	December 31,
	2021	2020
Financial services	—%	17%

Mortgage loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $214,726 and $238,584, of which $161,782 and $196,732 were loan participation agreements as of December 31, 2021 and 2020, respectively. All mortgages were current as of December 31, 2021 and 2020.

The maximum and minimum lending rates for commercial mortgage loans originated during the year ended December 31, 2021 were 3.37% and 3.10%, respectively. The maximum and minimum lending rates for commercial mortgage loans originated during the year ended December 31, 2020 were 3.25% and 3.25%, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 70.55% and 17.34% during 2021 and 2020, respectively.

The balance in the commercial mortgage provision allowance was $20 as of December 31, 2021 and 2020. There was no provision activity for the years ended December 31, 2021 and 2020.

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type
	December 31,
	2021	2020
Multi-family	43%	40%
Industrial	30%	28%
Other	15%	15%
Retail	9%	13%
Office	3%	4%
	100%	100%

28

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	Concentration by geographic area
	December 31,
	2021	2020
Pacific	45%	47%
South Atlantic	14%	16%
West South Central	10%	10%
Other	10%	9%
Mountain	9%	8%
East South Central	5%	—%
West North Central	5%	5%
East North Central	2%	5%
	100%	100%

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date
			December 31, 2021
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)
Bonds	$2,760,055	$2,758,518	$—	$2,760,055	$—	$—	$2,760,055
Mortgage loans	214,387	214,706	—	214,387	—	—	214,387
Cash, cash equivalents and short-term investments	128,665	128,665	128,665	—	—	—	128,665
Contract loans	14,308	14,308	—	14,308	—	—	14,308
Other long term invested assets	13,850	13,943	—	13,850	—	—	13,850
Securities lending reinvested collateral assets	6,357	6,357	—	6,357	—	—	6,357
Collateral under derivative counterparty collateral agreements	9,640	9,640	9,640	—	—	—	9,640
Receivable for securities	2,277	2,277	—	2,277	—	—	2,277
Derivative instruments	9,514	5,834	—	9,514	—	—	9,514
Separate accounts assets	699,997	699,997	698,765	1,232	—	—	699,997
Total assets	$3,859,050	$3,854,245	$837,070	$3,021,980	$—	$—	$3,859,050

Liabilities:
Deposit-type contracts	$1,052,693	$1,132,610	$—	$1,052,693	$—	$—	$1,052,693
Payable under securities lending agreement	6,357	6,357	—	6,357	—	—	6,357
Collateral under derivative counterparty collateral agreements	9,640	9,640	9,640	—	—	—	9,640
Payable for securities	1,556	1,556		1,556			1,556
Derivative instruments	—	187	—	—	—	—	—
Separate account liabilities	489	489	489	—	—	—	489
Total liabilities	$1,070,735	$1,150,839	$10,129	$1,060,606	$—	$—	$1,070,735

29

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

			Fair Value Measurements at Reporting Date
Type of financial instrument			December 31, 2020
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)
Bonds	$1,933,972	$1,868,877	$—	$1,933,972	$—	$—	$1,933,972
Preferred stock	842	842	—	842	—	—	842
Mortgage loans	241,037	238,564	—	241,037	—	—	241,037
Cash, cash equivalents and short-term investments	516,224	516,224	493,576	22,648	—	—	516,224
Contract loans	16,036	16,034	—	16,036	—	—	16,036
Other long term invested assets	14,556	14,383	—	14,556	—	—	14,556
Securities lending reinvested collateral assets	3,794	3,794	304	3,490	—	—	3,794
Receivable for securities	5,039	5,039	—	5,039	—	—	5,039
Derivative instruments	248	248	—	248	—	—	248
Separate accounts assets	674,708	674,708	674,517	191	—	—	674,708
Total assets	$3,406,456	$3,338,713	$1,168,397	$2,238,059	$—	$—	$3,406,456

Liabilities:
Deposit-type contracts	$357,467	$447,107	$—	$357,467	$—	$—	$357,467
Payable under securities lending agreement	3,794	3,794	304	3,490	—	—	3,794
Derivative instruments	357	357	—	357	—	—	357
Total liabilities	$361,618	$451,258	$304	$361,314	$—	$—	$361,618

30

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Bonds and preferred stock

The fair values for bonds and preferred stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable and payable for securities

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable and payable for securities is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers and obligor. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

Policy loans are an integral part of the life insurance policies that the company has in force and cannot be valued separately. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with proceeds from the contract.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds.

Collateral under derivative counterparty collateral agreements

Included in other assets is cash collateral received from or pledged to counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps and foreign currency forwards, are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

31

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities.  Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

Fair Value Hierarchy

The following tables present the Company’s financial assets and liabilities carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date
	December 31, 2021
				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)
Separate account assets (1)	$698,765	$1,232	$—	$—	$699,997
Total assets at fair value	$698,765	$1,232	$—	$—	$699,997

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

Liabilities:
Separate account liabilities (1)	$1,938	$—	$—	$—	$1,938
Total liabilities at fair value	$1,938	$—	$—	$—	$1,938

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

	Fair Value Measurements at Reporting Date
	December 31, 2020
				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)
Preferred stock
Industrial and miscellaneous	$—	$842	$—	$—	$842
Derivatives
Foreign currency forwards	—	246	—	—	246
Separate account assets (1)	674,517	191	—	—	674,708
Total assets at fair value	$674,517	$1,279	$—	$—	$675,796

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

Liabilities:
Derivatives
Foreign currency forwards	$—	$357	$—	$—	$357
Total liabilities at fair value	$—	$357	$—	$—	$357

32

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

6.   Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2021			December 31, 2020
Type	Asset	Non-admitted asset	Admitted asset	Asset	Non-admitted asset	Admitted asset
Contract loans	$14,308	$—	$14,308	$16,037	$3	$16,034
Premiums deferred and uncollected	354	—	354	388	4	384
Deferred income taxes	10,442	10,442	—	14,050	10,359	3,691
Other assets	28,205	535	27,670	4,806	464	4,342
	$53,309	$10,977	$42,332	$35,281	$10,830	$24,451

7.   Premiums Deferred and Uncollected

The following table summarizes the Company’s ordinary life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2021		December 31, 2020
Type	Gross	Net of loading	Gross	Net of loading
Ordinary renewal business	$412	$354	$449	$384
Total	$412	$354	$449	$384

8.   Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term and coinsurance contracts. Effective June 1, 2019 all risks on non-participating policies within the below retention limits were ceded to Protective. For business that existed before June 1, 2019, the Company retains a maximum of $250 of coverage per individual life. These blocks are closed to new business.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Additionally, Protective, which represents the Company's most significant reinsurance relationship, is an authorized reinsurer and the Protective transaction is secured by assets held in a trust.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2021, 2020 and 2019 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

On December 31, 2020 the Company completed the acquisition, via indemnity reinsurance, of the retirement services business of Massachusetts Mutual Life Insurance Company. The MassMutual transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset:

33

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

(In millions)
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2020
Admitted assets:
Cash and invested assets:
Bonds	$966
Preferred stock	1
Mortgage loans	197
Cash, cash equivalents, and short-term investments	176
Other invested assets	18
Total cash and invested assets	1,358

Investment income due and accrued	8
Funds held or deposited with reinsured companies	257
Other assets	4
Total admitted assets	$1,627

(In millions)
December 31,
2020
Liabilities, capital and surplus:
Liabilities:
Aggregate reserves for life policies and contracts	$1,217
Liability for deposit-type contracts	446
Interest maintenance reserve	92
Other liabilities	28
Total liabilities	1,783

Capital and surplus:
Unassigned deficit	(156)
Total capital and surplus	(156)
Total liabilities, capital and surplus	$1,627

34

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

(In millions)
Statutory Statements of Operations	December 31,
2020
Income:
Premium income and annuity consideration	$1,336
Total income	1,336

Expenses:
Increase in aggregate reserves for life and accident and health policies and contracts	1,217
Total benefits	1,217
Commissions	183
Interest maintenance reserve reinsurance activity	92
Total benefit and expenses	1,492

Net loss from operations before federal income taxes	$(156)

The MassMutual transaction also included $5,967.1 million of separate account assets acquired under modified coinsurance. While MassMutual holds the respective asset and liability under the modified coinsurance agreement, the economics are assumed by the Company, as discussed in Note 10.

The Company received a capital contribution from parent of $218 million to finance the transaction, as discussed in Note 11.

9. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	0.5% to 6.00%
	- Annuity Funds	1% to 11.25%
	- Disability	4.00% to 6.00%

Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980, 2001, and 2017 Commissioners Standard Ordinary ("CSO") tables, and American Experience
	- Annuity Funds	Various annuity valuation tables, primarily including the 71 and 83a Individual Annuitant Mortality ("IAM"), Annuity 2000, Group Annuity Reserving table ("1994-GAR"), 2012 Individual Annuity Reserving table ("2012 IAR"), and the 1971 and 1983 Group Annuity Mortality ("GAM") Table
Morbidity	- Disability	Various disability tables, primarily including 58 and 80 CSO, 64 CDT and 1970 Intercompany DISA.

The Company waives deduction of deferred fractional premium upon the death of the insured for all issues and returns any portion of the final premium beyond the date of death for 1980 and later issues of Canada Life of New York. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

35

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Statutory Financial Statements
(Dollars in Thousands)

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2021 and 2020, the Company had $411,063 and $671,544, respectively of insurance in force, before reinsurance ceded, for which the gross premiums are less than the net premiums according to the standard of valuation set by the Department.

Tabular interest and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released and tabular interest on funds not involving life contingencies have been determined by formula.

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

1.   Individual Annuities

	December 31, 2021
	General Account	Separate Account Non- guaranteed	Total	Percent of total gross
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	— %
At book value less current surrender charges of 5% or more	—	—	—	— %
At fair value	—	254,113	254,113	89.5%
Total with adjustment or at market value	—	254,113	254,113	89.5%
At book value without adjustment (minimal or no charge or adjustment)	5,029	—	5,029	1.8%
Not subject to discretionary withdrawal	24,791	—	24,791	8.7%
Total gross	29,820	254,113	283,933	100.0%
Reinsurance ceded	29,820	—	29,820
Total, net	$—	$254,113	$254,113

	December 31, 2020
	General Account	Separate Account Non- guaranteed	Total	Percent of total gross
Subject to discretionary withdrawal:
With market value adjustment	$337	$—	$337	0.1%
At book value less current surrender charges of 5% or more	—	—	—	— %
At fair value	—	242,882	242,882	88.1%
Total with adjustment or at market value	337	242,882	243,219	88.2%
At book value without adjustment (minimal or no charge or adjustment)	5,572	—	5,572	2.0%
Not subject to discretionary withdrawal	27,028	—	27,028	9.8%
Total gross	32,937	242,882	275,819	100.0%
Reinsurance ceded	32,937	—	32,937
Total, net	$—	$242,882	$242,882

36

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Statutory Financial Statements
(Dollars in Thousands)

2.   Group Annuities

	December 31, 2021
	General Account	Separate Account Non- guaranteed	Total	Percent of total gross
Subject to discretionary withdrawal:
With market value adjustment	$1,036,880	$—	$1,036,880	46.6%
At book value less current surrender charges of 5% or more	—	—	—	— %
At fair value	—	359,293	359,293	16.2%
Total with adjustment or at market value	1,036,880	359,293	1,396,173	62.8%
At book value without adjustment (minimal or no charge or adjustment)	70,212	—	70,212	3.2%
Not subject to discretionary withdrawal	758,177	—	758,177	34.0%
Total gross	1,865,269	359,293	2,224,562	100.0%
Reinsurance ceded	8,742	—	8,742
Total, net	$1,856,527	$359,293	$2,215,820

	December 31, 2020
	General Account	Separate Account Non- guaranteed	Total	Percent of total gross
Subject to discretionary withdrawal:
With market value adjustment	$1,143,032	$—	$1,143,032	46.8%
At book value less current surrender charges of 5% or more	—	—	—	— %
At fair value	—	382,371	382,371	15.7%
Total with adjustment or at market value	1,143,032	382,371	1,525,403	62.4%
At book value without adjustment (minimal or no charge or adjustment)	40,447	—	40,447	1.7%
Not subject to discretionary withdrawal	874,666	—	874,666	35.8%
Total gross	2,058,145	382,371	2,440,516	100.0%
Reinsurance ceded	9,199	—	9,199
Total, net	$2,048,946	$382,371	$2,431,317

37

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Statutory Financial Statements
(Dollars in Thousands)

3. Deposit-type contracts

	December 31, 2021
	General Account	Separate Account Non- guaranteed	Total	Percent of total gross
Subject to discretionary withdrawal:
With market value adjustment	$85,041	$—	$85,041	7.5%
At book value less current surrender charges of 5% or more	—	—	—	— %
At fair value	—	—	—	— %
Total with adjustment or at market value	85,041	—	85,041	7.5%
At book value without adjustment (minimal or no charge or adjustment)	354,035	—	354,035	31.2%
Not subject to discretionary withdrawal	694,870	—	694,870	61.3%
Total gross	1,133,946	—	1,133,946	100.0%
Reinsurance ceded	1,336	—	1,336
Total, net	$1,132,610	$—	$1,132,610

	December 31, 2020
	General Account	Separate Account Non- guaranteed	Total	Percent of total gross
Subject to discretionary withdrawal:
With market value adjustment	$73,885	$—	$73,885	16.5%
At book value less current surrender charges of 5% or more	—	—	—	— %
At fair value	—	—	—	— %
Total with adjustment or at market value	73,885	—	73,885	16.5%
At book value without adjustment (minimal or no charge or adjustment)	373,834	—	373,834	83.4%
Not subject to discretionary withdrawal	257	—	257	0.1%
Total gross	447,976	—	447,976	100.0%
Reinsurance ceded	869	—	869
Total, net	$447,107	$—	$447,107

Annuity actuarial reserves, deposit-type contract funds and other liabilities without life or disability contingencies at December 31, were as follows:

	2021	2020
General Account:
Annuities	$1,856,527	$2,048,946
Deposit-type contracts	1,132,610	447,107
Subtotal	2,989,137	2,496,053

Separate Account:
Annuities (excluding supplementary contracts)	613,406	625,253
Total	$3,602,543	$3,121,306

38

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Statutory Financial Statements
(Dollars in Thousands)

The withdrawal characteristics of life reserves are as follows:

	December 31, 2021
	General Account			Separate Account - Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Term policies with cash value	$—	$36	$48	$—	$—	$—
Universal life	572,570	617,309	626,965	—	—	—
Other permanent cash value life insurance	—	113,731	119,734	—	—	—
Variable universal life	1,084	1,084	1,096	82,022	82,022	82,022

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	N/A	N/A	15,293	N/A	N/A	—
Accidental death benefits	N/A	N/A	4	N/A	N/A	—
Disability - active lives	N/A	N/A	160	N/A	N/A	—
Disability - disabled lives	N/A	N/A	1,188	N/A	N/A	—
Miscellaneous reserves	N/A	N/A	63,173	N/A	N/A	—
Total gross	573,654	732,160	827,661	82,022	82,022	82,022
Reinsurance ceded	573,654	626,045	713,668	82,022	82,022	82,022
Total, net	$—	$106,115	$113,993	$—	$—	$—

	December 31, 2020
	General Account			Separate Account - Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Term policies with cash value	$—	$67	$83	$—	$—	$—
Universal life	579,542	617,469	626,589	—	—	—
Other permanent cash value life insurance	—	113,452	120,009	—	—	—
Variable universal life	1,009	1,009	1,012	44,800	44,800	44,800

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	N/A	N/A	19,486	N/A	N/A	—
Accidental death benefits	N/A	N/A	4	N/A	N/A	—
Disability - active lives	N/A	N/A	176	N/A	N/A	—
Disability - disabled lives	N/A	N/A	1,080	N/A	N/A	—
Miscellaneous reserves	N/A	N/A	4,002	N/A	N/A	—
Total gross	580,551	731,997	772,441	44,800	44,800	44,800
Reinsurance ceded	580,551	625,971	657,710	44,800	44,800	44,800
Total, net	$—	$106,026	$114,731	$—	$—	$—

39

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Statutory Financial Statements
(Dollars in Thousands)

Life actuarial reserves at December 31, were as follows:

	2021	2020
General Account:
Life insurance	$111,120	$111,798
Accidental death benefits	3	4
Active lives	55	54
Disability - disabled lives	331	313
Miscellaneous reserves	2,484	2,562
Total	$113,993	$114,731

10.   Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•	Individual Annuity Product
•	Group Annuity Product
•	Variable Life Insurance Product

All the products are classified as separate accounts for the statutory financial statements.

Separate account assets and related liabilities are carried at fair value in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are related parties of the Company, and shares of other non-affiliated mutual funds.

All assets within each of the Company’s separate accounts are considered legally insulated from the general account at December 31, 2021. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2021 and 2020, the Company’s separate account assets that are legally insulated from the general account claims are $699,997 and $674,708, respectively.

As of December 31, 2021 and 2020, $336,135 and $287,682, respectively, were ceded under Modified Coinsurance to Protective. While the Company holds the respective asset and liability under the Modified Coinsurance agreement, the economics are ceded to Protective, resulting in no impact to net income.

As of December 31, 2021, and 2020, $5,967,090 and $4,985,496, respectively, were acquired under modified coinsurance from MassMutual. While MassMutual holds the respective asset and liability under the modified coinsurance agreement, the economics are assumed by the Company.

All separate accounts are non-guaranteed separate accounts and include unit investment trusts, or series accounts that invest in diversified open-end management investment companies. The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder's account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder.

40

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Statutory Financial Statements
(Dollars in Thousands)

The following tables provide information regarding the Company’s separate accounts:

	Year Ended December 31,
	2021	2020
Premiums, considerations or deposits	$62,824	$52,090
Reserves:
For accounts with assets at:
Fair value	$695,428	$670,053
Total reserves	$695,428	$670,053

By withdrawal characteristics:
At fair value	$695,428	$670,053
Total subject to discretionary withdrawals	$695,428	$670,053

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2021	2020	2019
Transfers as reported in the Summary of Operations of the separate account statement:
Transfers to separate accounts	$62,824	$52,090	$70,263
Transfers from separate accounts	(128,908)	(125,242)	(205,056)
Net transfers from separate accounts	(66,084)	(73,152)	(134,793)
Reconciling adjustments:
Net transfer of reserves to separate accounts	(735,741)	24,129	65,414
Net transfers as reported in the Statements of Operations	$(801,825)	$(49,023)	$(69,379)

11.   Capital and Surplus, Dividend Restrictions, and Other Matters

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $2,250 of capital and surplus. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company did not pay dividends during the years ended December 31, 2021, 2020 and 2019.

The maximum amount of dividends which can be paid to shareholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent of Financial Services, is subject to restrictions relating to statutory surplus and statutory net gain from operations. The Company may pay up to $14,034 of dividends during the year ended December 31, 2021 without the approval of the Superintendent. Dividends are non-cumulative.

In the fourth quarter of 2020, the Company received a capital contribution of $218 million from GWL&A. The proceeds were used to finance the MassMutual transaction.

41

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Statutory Financial Statements
(Dollars in Thousands)

The portion of unassigned deficit (surplus) represented or (reduced) by each of the following items is:

	December 31,
	2021	2020
Unrealized gains	(309)	715
Non-admitted assets	(10,976)	(10,829)
Asset valuation reserve	(11,232)	(8,238)
Surplus as regards reinsurance	6,053	8,692
Separate accounts	216	170
Total unassigned deficit	$(16,248)	$(9,490)

Risk-based capital ("RBC") is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

12.   Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset:

	December 31, 2021			December 31, 2020			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$11,884	$—	$11,884	$15,355	$—	$15,355	$(3,471)	$—	$(3,471)
Valuation allowance adjustment	—	—	—	—	—	—	—	—	—
Adjusted gross deferred tax asset	11,884	—	11,884	15,355	—	15,355	(3,471)	—	(3,471)
Deferred tax assets non-admitted	(10,441)	—	(10,441)	(10,817)	458	(10,359)	376	(458)	(82)
Net admitted deferred tax asset	1,443	—	1,443	4,538	458	4,996	(3,095)	(458)	(3,553)
Gross deferred tax liabilities	(1,106)	(337)	(1,443)	(847)	(458)	(1,305)	(259)	121	(138)
Net admitted deferred tax asset	$337	$(337)	$—	$3,691	$—	$3,691	$(3,354)	$(337)	$(3,691)

42

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Statutory Financial Statements
(Dollars in Thousands)

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

		December 31, 2021			December 31, 2020			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	—	—	—	3,691	—	3,691	(3,691)	—	(3,691)
	(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	—	—	—	3,691	—	3,691	(3,691)	—	(3,691)
	(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold	—	—	28,988	—	—	27,846	—	—	1,142
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	1,443	—	1,443	847	458	1,305	596	(458)	138
	Total deferred tax assets admitted as a results of the application of SSAP No. 101	$1,443	$—	$1,443	$4,538	$458	$4,996	$(3,095)	$(458)	$(3,553)

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2021	2020
Ratio percentage used to determine recovery period and threshold limitation amount	835.92%	977.99%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$193,254	$185,640

The following table presents the impact of tax planning strategies:

	December 31, 2021		December 31, 2020		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross deferred tax asset	$11,884	$—	$15,355	$—	$(3,471)	$—
% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%
Net admitted adjusted gross deferred tax assets	$1,443	$—	$4,538	$458	$(3,095)	$(458)
% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,
	2021	2020	Change

Current income tax (benefit) expense	$(210)	$316	$(526)
Federal income tax (benefit) expense on net capital gains	(537)	1,109	(1,646)
Total	$(747)	$1,425	$(2,172)

43

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Statutory Financial Statements
(Dollars in Thousands)

	Year Ended December 31,
	2020	2019	Change

Current income tax expense (benefit)	$316	$(13,275)	$13,591
Federal income tax expense on net capital gains	1,109	4,709	(3,600)
Total	$1,425	$(8,566)	$9,991

44

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Statutory Financial Statements
(Dollars in Thousands)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,
Deferred income tax assets:	2021	2020	Change
Ordinary:
Reserves	$1,512	$1,599	$(87)
Provision for dividends	294	378	(84)
Compensation and benefit accrual	343	255	88
Receivables - non-admitted	2	75	(73)
Intangible	9,544	12,862	(3,318)
Other	189	186	3
Total ordinary gross deferred tax assets	11,884	15,355	(3,471)
Valuation allowance adjustment	—	—	—
Total adjusted ordinary gross deferred tax assets	11,884	15,355	(3,471)
Non-admitted ordinary deferred tax assets	(10,441)	(10,817)	376
Admitted ordinary deferred tax assets	1,443	4,538	(3,095)
Capital:
Investments	—	—	—
Total capital gross deferred tax assets	—	—	—
Valuation allowance adjustment	—	—	—
Total adjusted gross capital deferred tax assets	—	—	—
Non-admitted capital deferred tax assets	—	458	(458)
Admitted capital deferred tax assets	—	458	(458)
Total admitted deferred tax assets	$1,443	$4,996	$(3,553)

Deferred income tax liabilities:
Ordinary:
Investments	$(97)	$(132)	$35
Premium receivable	(75)	(80)	5
Policyholder Reserves	(503)	(635)	132
Other	(431)	—	(431)
Total ordinary deferred tax liabilities	(1,106)	(847)	(259)
Capital:
Investments	(337)	(458)	121
Total capital deferred tax liabilities	(337)	(458)	121

Total deferred tax liabilities	$(1,443)	$(1,305)	$(138)

Net admitted deferred income tax asset	$—	$3,691	$(3,691)

45

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Statutory Financial Statements
(Dollars in Thousands)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,
	2021	2020	Change
Total deferred income tax assets	$11,884	$15,355	$(3,471)
Total deferred income tax liabilities	(1,443)	(1,305)	(138)
Net deferred income tax asset	$10,441	$14,050
Tax effect of unrealized capital gains (losses)			—
Change in net deferred income tax			$(3,609)

	December 31,
	2020	2019	Change
Total deferred income tax assets	$15,355	$2,180	$13,175
Total deferred income tax liabilities	(1,305)	(964)	(341)
Net deferred income tax asset	$14,050	$1,216
Tax effect of unrealized capital gains (losses)			(22)
Change in net deferred income tax			$12,812

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows:

	December 31,
	2021	2020	2019
Income tax expense at statutory rate	$2,959	$(30,272)	$3,368
Ceding commission, net of transaction expenses	(554)	922	1,106
Tax adjustment for interest maintenance reserve	(4,342)	18,323	(4,710)
Income tax (benefit) expense on realized capital (loss) gain	(549)	1,109	4,868
Dividend received deduction	(211)	(249)	(227)
Prior year adjustment	593	(997)	(57)
Statutory purchase accounting adjustment	5,330	—	—
Tax credits	(127)	(175)	(212)
Tax effect of non-admitted assets	(14)	(30)	31
Other	(223)	(18)	(26)
Total	$2,862	$(11,387)	$4,141

	2021	2020	2019
Federal income taxes incurred	$(747)	$1,425	$(8,566)
Change in net deferred income taxes	3,609	(12,812)	12,707
Total income tax expense (benefit)	$2,862	$(11,387)	$4,141

As of December 31, 2021 the Company had no operating loss carry forwards available for tax purposes.

As of December 31, 2020, the Company utilized foreign tax credit carry forwards of $0.

46

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Statutory Financial Statements
(Dollars in Thousands)

There were no income taxes incurred for years ended December 31, 2021, 2020 and 2019, that will be available for recoupment in the event of future net losses.

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco U.S. LLC

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

Empower Retirement, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

Personal Capital Corporation

Personal Capital Advisors Corporation

Personal Capital Services Corporation

Personal Capital Technology Corporation

The Company, Great-West Life & Annuity Insurance Company of South Carolina and Great-West Life & Annuity Insurance Company (“GWLA Subgroup”) are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a separate return basis as the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the US consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the US Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

47

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Statutory Financial Statements
(Dollars in Thousands)

The Company determines income tax contingencies in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP 101. The Company did not recognize any SSAP No. 5R contingencies during 2021 or 2020. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes interest and penalties accrued related to tax contingencies in current income tax expense. The Company did not accrue for the payment of tax contingency interest and penalties at December 31, 2021 and 2020.

The Company files income tax returns in the U.S. federal jurisdiction and various states. The parent's U.S. federal and state tax filings are subject to adjustment or examination by the relevant tax authorities for tax years ending December 31, 2009 and thereafter. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

The Company does not have any foreign operations as of the periods ended December 31, 2021 and December 31, 2020 and therefore is not subject to the tax on Global Intangible Low-Taxed Income.

13.   Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual participating policies were 100%, 100% and (1)% of total individual premiums earned during the years ended December 31, 2021, 2020 and 2019, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in the amount of $1,426, $1,498 and $1,938 to its policyholders during the years ended December 31, 2021, 2020 and 2019 respectively.

14.   Concentrations

No customer accounted for 10% or more of the Company’s revenues in 2021, 2020 or 2019. In addition, no segment of the Company’s business is dependent on a single customer or a few customers, the loss of which would have a significant effect on the Company or any of its business segments. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents. New York State had concentrations of 96%, 97% and 97% for the years ended December 31, 2021, 2020 and 2019, respectively.

15.   Commitments and Contingencies

Commitments

The Company makes commitments to fund mortgage loans and other investments in the normal course of its business. The timing of the funding of mortgage loans is based on the expiration date of the commitments. The amount of unfunded commitments at December 31, 2021 and 2020 was $84,975 and $0, respectively, all of which is due within one year.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters, should they occur, may result in a material impact on the Company's financial position, results of operations, or cash flows.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Statutory Financial Statements
(Dollars in Thousands)

16.   Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through April 15, 2021, the date on which they were issued.

On July 21, 2021, the Company announced it's acquisition of the full-service retirement business of Prudential Financial, Inc. Prudential's retirement recordkeeping business comprises more than 4,300 workplace savings plans, with approximately 4 million participants and $314 billion in assets. The transaction closed on April 1, 2022.

On March 30, 2022, the Company received $108 million as a capital contribution from GWL&A. The proceeds were used to finance the Prudential transaction.

Effective January 1, 2022, the Company assumed, via novation, a coinsurance treaty from GWL&A with reserves of $53,369 and IMR of $2,214. The transaction was accounted for as a non-economic transaction between affiliates, with cash received equal to reserves and IMR assumed. There was no gain or loss on the transaction.

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SUPPLEMENTAL SCHEDULES

(See Independent Auditors’ Report)

50

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Supplemental Schedule of Selected Statutory Financial Data
As of and for the Year Ended December 31, 2021

Investment income earned:
U.S. Government bonds	$512
Other bonds (unaffiliated)	60,472
Preferred stocks (unaffiliated)	3
Mortgage loans	4,983
Contract loans	473
Cash, cash equivalents and short-term investments	227
Derivative instruments	1,749
Other invested assets	476
Aggregate write-ins for investment income	436
Gross investment income	$69,331

Mortgage loans - Book value:
Commercial mortgages	$214,706

Mortgage loans by standing - Book value:
Good standing	$214,706

Other long-term invested assets - Statement value:	$13,943

Contract loans	$14,308

Bonds and short-term investments by maturity and designation:
Bonds by maturity - Statement value:
Due within one year or less	$134,732
Over 1 year through 5 years	746,305
Over 5 years through 10 years	1,360,032
Over 10 years through 20 years	367,563
Over 20 years	149,886
Total by maturity	$2,758,518

Bonds and short-term investments by designation - Statement value:
NAIC 1	$1,620,891
NAIC 2	1,127,195
NAIC 3	10,432
Total by designation	$2,758,518

Total bonds publicly traded	$1,473,047
Total bonds privately placed	$1,285,471

Collar, swap and forward agreements open - Statement value	$5,647

(Continued)
Life insurance in force:
Ordinary	$195,695

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Supplemental Schedule of Selected Statutory Financial Data
As of and for the Year Ended December 31, 2021

Life insurance policies with disability provisions in-force:
Ordinary	$46,467

Supplementary contracts in-force:
Ordinary - involving life contingencies
Income payable	$—

Annuities:
Ordinary:
Immediate - amount of income payable	$—
Deferred - fully paid account balance	—
Deferred - not fully paid - account balance	—
Group:
Certificates - amount of income payable	$2,985
Certificates - fully paid account balance	—
Certificates - not fully paid - account balance	3,347,200

Accident and health insurance - equivalent premiums in-force:
Other	$19

Deposit funds and dividend accumulations:
Deposit funds - account balance	$—
Dividend accumulations - account balance	1,229

(Concluded)

52

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Supplemental Schedule of Selected Statutory Financial Data
As of and for the Year Ended December 31, 2021

Great-West Life & Annuity Insurance Company of New York

For the year ending December 31, 2021

Supplemental Schedule of the Annual Audit Report

Supplemental Schedule Regarding Reinsurance Contracts with Risk-Limiting Features

Reinsurance contracts subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R—Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R). Deposit accounting, as described in SSAP No. 61R was not applied for reinsurance contracts, which include risk-limiting features since the Company does not have applicable contracts.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not applied reinsurance accounting, as described in in SSAP No. 61R, to reinsurance contracts entered into, renewed or amended on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R since the Company does not have applicable contracts. As such, the reinsurance reserve credit, as described in SSAP No. 61R, was not reduced.

Payments to reinsurers (excluding reinsurance contracts with a federal or state facility):

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain provisions that allow (1) the reporting of losses or settlements with the reinsurer to occur less frequently than quarterly or (2) payments due from the reinsurer to not be made in cash within ninety days of the settlement date unless there is no activity during the period.

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain a payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding company.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual and NOT yearly-renewable term that meet the risk transfer requirements under SSAP No. 61R:

The Company has not reflected reinsurance reserve credit for any reinsurance contracts entered into, renewed or amended on or after January 1, 1996 for the following:

a.	Assumption reinsurance
b.	Non-proportional reinsurance that does not result in significant surplus relief

The Company does not prepare financial information under generally accepted accounting principles ("GAAP"). As such, the Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, that applies reinsurance accounting, as described under SSAP No. 61R for statutory accounting principles (SAP) and applies deposit accounting under GAAP.

The Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, accounted for as reinsurance under GAAP and as a deposit under SSAP No. 61R.

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